                                                            SchwabFunds(R)
                                                               Schwab
                                                             Money Funds
                                                           Value Advantage
                                                            Investments(R)



           [Graphic - The Schwab Building, San Francisco, California]


Annual Report
December 31, 1996

Dear Shareholder,

[Photo of      It's been an exciting year at SchwabFunds(R). With the support of
 Charles R.    investors like you, the SchwabFunds Family(R) continues to rank
 Schwab]       among the largest and fastest-growing mutual fund complexes in the nation. In total, Charles Schwab Investment Management, Inc.
               (CSIM) manages over $40 billion in assets for approximately 2.5 million shareholders. Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.
You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

SMART NEW WAYS TO DIVERSIFY YOUR PORTFOLIO

Now more than ever, investors tell us they're looking for new ways to diversify their portfolios in order to manage risk and enhance return potential. But with literally thousands of mutual funds to choose from, analyzing and selecting funds can be an overwhelming task. That's why we've introduced the new Schwab OneSource Portfolios -- three "funds of funds" that span both U.S. and international markets. Each OneSource Portfolio is actively managed by an experienced portfolio manager who invests primarily in a variety of mutual funds from well-known fund families, monitors their performance and adjusts the portfolio mix in response to certain changes in the markets. So you can get diversification among different funds and investing styles.

OPENING NEW CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at WWW.SCHWAB.COM. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your needs.



                                  /s/ Charles R. Schwab
                                 -----------------------------
                                      Charles R. Schwab


Cover: The Schwab Building, San Francisco, California

                                              KEEP YOUR
                                              MONEY WORKING
                                              HARDER!
                                              ----------------------------------

                                              USE THIS ENVELOPE TO EASILY ADD
                                              TO YOUR SCHWAB VALUE ADVANTAGE
                                              INVESTMENTS.(R)


CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB VALUE ADVANTAGE INVESTMENTS.(R)

Now, you can add to your account by using this convenient Schwab investment envelope. It's a simple, easy way to increase your invest-ment. You can also have money transferred to your fund directly from your bank account or payroll check using Schwab's free
Automatic Investment Plan (AIP). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!
-------------------------------------------------------------------------------
                              PLEASE DETACH HERE.

SCHWAB VALUE ADVANTAGE
INVESTMENTS(R) COUPON
---------------------

Please enclose your check and this completed investment coupon in the attached postage-paid envelope.


-----------------------------
Name

$
--------------------------------------
Amount of Investment*

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's Automatic
    Investment Plan (AIP).

*THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT
 MINIMUM IS $5,000. ($2,000 FOR IRAs AND OTHER RETIREMENT ACCOUNTS INVESTED IN THE SCHWAB VALUE ADVANTAGE MONEY FUND)

Please indicate to which Schwab Value Advantage Investment(s) your investment should go:


          -
---------   ----------
SCHWAB ACCOUNT NUMBER

[ ] Schwab Value Advantage Money Fund (R)

[ ] Schwab Municipal Money Fund -- Value Advantage Shares(TM)

[ ] Schwab California Municipal Money Fund -- Value
    Advantage Shares(TM) (for California taxpayers only)

[ ] Schwab New York Municipal Money Fund -- Value
    Advantage Shares(TM) (for New York taxpayers only)

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP MONEY FUND YOU'VE DESIGNATED IN YOUR SCHWAB ACCOUNT.


                                        ----------------------------------------
                                           (LIFT HERE FOR MORE INFORMATION)
                                        ----------------------------------------


(C)1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TP4505 (2/97) CRS 11011.

CHARLESSCHWAB


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB VALUE ADVANTAGE
INVESTMENTS:

1.  Fill out the Schwab investment coupon completely,    THIS ENVELOPE MUST
    including your name, account number, amount of your  BE PRECEDED OR check and signature. Please use one coupon for each  ACCOMPANIED BY A
    account.                                             CURRENT PROSPECTUS.
                                                         AN INVESTMENT IN A
2.  Make your check payable to CHARLES SCHWAB & CO.,     FUND IS NEITHER INSURED
    INC. and enclose your check with the completed       NOR GUARANTEED BY THE
    coupon in this postage-paid envelope.                U.S. GOVERNMENT. THERE
                                                         CAN BE NO ASSURANCE
3.  Then just drop your investment envelope in the       THAT A FUND WILL BE
    mail today--and start putting your money to work!    ABLE TO MAINTAIN A
    If you have any questions, don't hesitate to call    STABLE NET ASSET VALUE
    1-800-2 NO LOAD.                                     OF $1.00 PER SHARE.

Attn: Dept. FP 333-7
                                                             --------------
                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES
                                                             --------------

        -------------------------------------
                 BUSINESS REPLY MAIL
         FIRST-CLASS MAIL   PERMIT NO. 18125                   [BAR CODE]
                  SAN FRANCISCO, CA
        -------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


                CHARLES SCHWAB & CO INC
                PO BOX 7778
                SAN FRANCISCO CA 94120-9419

                                TABLE OF CONTENTS

OVERVIEW ...................................................           1
SCHWAB MUNICIPAL MONEY FUND-VALUE ADVANTAGE SHARES(TM)......           2
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND-
VALUE ADVANTAGE SHARES(TM)..................................           4
SCHWAB NEW YORK MUNICIPAL MONEY FUND-
VALUE ADVANTAGE SHARES(TM)..................................           6
ECONOMIC HIGHLIGHTS ........................................           9
QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM .................          13
GLOSSARY OF TERMS ..........................................          18
PORTFOLIO SUMMARY ..........................................          19
FINANCIAL STATEMENTS AND NOTES .............................          22
RESULTS OF SPECIAL SHAREHOLDERS MEETING AND PROXY VOTE......         116

OVERVIEW

We're pleased to report on the performance of your investment in the Schwab Value Advantage Investments(R) for the year ended December 31, 1996. This report covers:

-  Schwab Municipal Money Fund-Value Advantage Shares(TM)

-  Schwab California Municipal Money Fund-Value Advantage Shares(TM)

-  Schwab New York Municipal Money Fund-Value Advantage Shares(TM)

During the year, all three Schwab Value Advantage Investments provided you with competitive tax-exempt current income,1 combined with capital stability and liquidity.

The Schwab Value Advantage Investments seek to maintain a stable $1 share price to protect your principal. As with all money funds, however, there can be no assurance that a Fund will be able to maintain a $1 net asset value per share. It's also important to understand that your investment is not insured or guaranteed by the U.S. government.

THE NAMES OF THE THREE SCHWAB MUNICIPAL MONEY FUNDS WERE CHANGED FROM SCHWAB TAX-EXEMPT MONEY FUNDS ON JANUARY 2, 1997 TO REFLECT A CHANGE IN THEIR INVESTMENT POLICY, AS EXPLAINED LATER IN THIS REPORT.

1 Income from all of the Schwab Value Advantage Investments may be subject to the federal Alternative Minimum Tax (AMT), and income from the Schwab Municipal Money Fund-Value Advantage Shares may be subject to state and local income taxes.

SCHWAB MUNICIPAL MONEY FUND-
VALUE ADVANTAGE SHARES(TM) SUMMARY
(FORMERLY SCHWAB TAX-EXEMPT MONEY FUND-
VALUE ADVANTAGE SHARES)

PERFORMANCE REVIEW

The table below presents 7-day average yields at year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

================================================================================
                             7-DAY AVERAGE YIELDS 2
                                (as of 12/31/96)

      Simple         Compound          Compound Taxable Equivalent 3
--------------------------------------------------------------------------------
       3.50%          3.56%                        5.89%
================================================================================

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

If you're in a high tax bracket, the federal tax-exempt* income which may be paid by the Schwab Municipal Money Fund-Value Advantage Shares can provide you with higher yields than taxable money funds on a taxable equivalent basis. Here's how the compound taxable equivalent yield of these Value Advantage Shares compared with the average compound yield for First Tier taxable money funds on December 31, 1996 for shareholders in the highest 1996 tax bracket:

================================================================================
   Your Value Advantage Shares' 7-day
   compound taxable equivalent yield 2,3                       5.89%

   Average 7-day compound yield for
   fully taxable money funds 4                                 4.93%
                                                               ----

   YOUR YIELD ADVANTAGE, AFTER TAXES:                          0.96%
================================================================================


* Income may be subject to state and local taxes and the federal Alternative Minimum Tax (AMT).
2 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab Municipal Money Fund-Value Advantage Shares' 7-day simple yield would have been 3.26%, the 7-day compound yield would have been 3.31% and the 7-day compound taxable equivalent yield would have been 5.48% at December 31, 1996.
3 Taxable equivalent yield assumes a 1996 maximum federal regular income tax rate of 39.60%.
4 Source: IBC Financial Data's average 7-day compound yield for the 270 funds in the First Tier category of Taxable Money Funds, as of December 31, 1996. Past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The chart below illustrates the composition of the Fund's portfolio as of December 31, 1996. In addition, you'll find a complete listing of the securities in the Fund's portfolio on December 31, 1996 later in this report.

The following is a pie chart illustrating the portfolio composition of the Schwab Funds Value Advantage Investments.

SCHWAB MUNICIPAL MONEY FUND
PORTFOLIO COMPOSITION - DECEMBER 31, 1996

                                  [PIE CHART]

Variable Rate Obligations                       60%
Tax-Exempt Commercial Paper                     15%
Put Bonds                                        7%
Anticipation Notes                              10%
Other                                            3%
Variable Rate Tender Option Bonds/Partnerships   5%


The Fund primarily invests in a diversified portfolio of high-quality, short-term municipal securities issued by U.S. states, territories, and government agencies.

STRONG GROWTH IN FUND ASSETS AND SHAREHOLDERS

During the year, the Schwab Municipal Money Fund-Value Advantage Shares' net assets nearly quadrupled, while its shareholder base nearly tripled, reflecting the growing popularity of "tax-smart" investments.

                             12/31/96             12/31/95        CHANGE
--------------------------------------------------------------------------------
TOTAL NET ASSETS (000s)      $608,080            $160,682          +278%
--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNTS            2,689                 902          +198%
================================================================================

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND-
VALUE ADVANTAGE SHARES(TM) SUMMARY
(FORMERLY SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND-
VALUE ADVANTAGE SHARES)

PERFORMANCE REVIEW

The table below presents 7-day average yields at year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

================================================================================
                             7-DAY AVERAGE YIELDS 5
                                (as of 12/31/96)

      Simple        Compound           Compound Taxable Equivalent 6
--------------------------------------------------------------------------------
       3.40%          3.46%                        6.32%
================================================================================

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

If you're in a high tax bracket, the double tax-exempt* income which may be paid by the Schwab California Municipal Money Fund-Value Advantage Shares can provide you with higher yields than taxable money funds on a taxable equivalent basis. Here's how the compound taxable equivalent yield of these Value Advantage Shares compared with the average compound yield of First Tier taxable money funds on December 31, 1996 for shareholders in the highest California 1996 tax bracket:

================================================================================
   Your Value Advantage Shares' 7-day
   compound taxable equivalent yield 5,6                       6.32%

   Average 7-day compound yield for
   fully taxable money funds 7                                 4.93%

   YOUR YIELD ADVANTAGE, AFTER TAXES:                          1.39%
================================================================================

*Income may be subject to the federal Alternative Minimum Tax (AMT).
5 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab California Municipal Money Fund-Value Advantage Shares' 7-day simple yield would have been 3.17%, the 7-day compound yield would have been 3.22% and the 7-day compound taxable equivalent yield would have been 5.88% at December 31, 1996.
6 Taxable equivalent yield assumes a 1996 maximum combined federal regular income tax and California state personal income tax rate of 45.22%.
7 Source: IBC Financial Data's average 7-day compound yields for the 270 funds in the First Tier category of Taxable Money Funds, as of December 31, 1996. Past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The chart below illustrates the Fund's portfolio composition as of December 31, 1996. In addition, you'll find a complete listing of the securities in the Fund's portfolio on December 31, 1996 later in this report.

The following is a pie chart illustrating the portfolio composition of the Schwab Funds Value Advantage Investments.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
PORTFOLIO COMPOSITION - DECEMBER 31, 1996

                                  [PIE CHART]

Variable Rate Obligations                       63%
Tax-Exempt Commercial Paper                     17%
Tax and Revenue Anticipation Notes              16%
Other                                            2%
Variable Rate Tender Option Bond Partnerships    2%


The Fund primarily invests in a portfolio of high-quality, short-term municipal securities issued by the state of California, its agencies and municipalities.

STRONG GROWTH IN FUND ASSETS AND SHAREHOLDERS

During the 12-month reporting period, the Schwab California Municipal Money Fund-Value Advantage Shares' net assets more than quadrupled, while its shareholder base increased five-fold, reflecting the growing popularity of "tax-smart" investments.

                             12/31/96             12/31/95         CHANGE
--------------------------------------------------------------------------------
TOTAL NET ASSETS (000s)      $507,486            $108,008           +370%
--------------------------------------------------------------------------------
SHAREHOLDER ACCOUNTS            2,071                 409           +406%
================================================================================

SCHWAB NEW YORK MUNICIPAL MONEY FUND-
VALUE ADVANTAGE SHARES(TM) SUMMARY
(FORMERLY SCHWAB NEW YORK TAX-EXEMPT MONEY FUND-
VALUE ADVANTAGE SHARES)

PERFORMANCE REVIEW

The table below presents 7-day average yields at year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

================================================================================
                             7-Day Average Yields 8
                                (as of 12/31/96)

      Simple        Compound           Compound Taxable Equivalent 9
--------------------------------------------------------------------------------
       3.39%          3.45%                        6.42%
================================================================================

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

If you're in a high tax bracket, the triple tax-exempt* income which may be paid by the Schwab New York Municipal Money Fund-Value Advantage Shares can provide you with higher yields than taxable money funds on a taxable equivalent basis. Here's how the compound taxable equivalent yield of these Value Advantage Shares compared with the average compound yield for First Tier taxable money funds on December 31, 1996 for shareholders in the highest 1996 New York tax bracket:

================================================================================
   Your Value Advantage Shares' 7-day
   compound taxable equivalent yield 8,9                       6.42%

   Average 7-day compound yield for
   fully taxable money funds 10                                4.93%

   YOUR YIELD ADVANTAGE, AFTER TAXES:                          1.49%
================================================================================

*Income may be subject to the federal Alternative Minimum Tax (AMT).
8 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the Schwab New York Municipal Money Fund-Value Advantage Shares' 7-day simple yield would have been 2.75%, the 7-day compound yield would have been 2.79% and the 7-day compound taxable equivalent yield would have been 5.19% at December 31, 1996.
9 Taxable equivalent yield assumes a 1996 maximum combined federal regular income tax and New York state and New York City personal income tax rate of 46.27%.
10 Source: IBC Financial Data's average 7-day compound yield for the 270 funds in the First Tier category of Taxable Money Funds, as of December 31, 1996. Past performance is no guarantee of future results.

PORTFOLIO COMPOSITION

The chart below illustrates the Fund's portfolio composition as of December 31, 1996. In addition, you'll find a complete listing of the securities in the Fund's portfolio on December 31, 1996 later in this report.

The following is a pie chart illustrating the portfolio composition of the Schwab Funds Value Advantage Investments.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
PORTFOLIO COMPOSITION - DECEMBER 31, 1996

                                  [PIE CHART]

Variable Rate Obligations                       65%
Tax-Exempt Commercial Paper                      4%
Anticipation Notes                              23%
Other                                            5%
Variable Rate Tender Option Bonds/Partnerships   3%



The Fund primarily invests in a portfolio of high-quality, short-term municipal securities issued by the state of New York, its agencies and municipalities.

STRONG GROWTH IN FUND ASSETS AND SHAREHOLDERS

During the 12-month reporting period, the Schwab New York Municipal Money Fund-Value Advantage Shares' net assets more than quadrupled, while its shareholder base more than tripled, reflecting the increasing popularity of "tax-smart" investments.

                             12/31/96            12/31/95         CHANGE
--------------------------------------------------------------------------------
TOTAL NET ASSETS (000s)       $66,683             $15,143          +340%
--------------------------------------------------------------------------------

SHAREHOLDER ACCOUNTS              381                 100          +281%
================================================================================

MAKING THE MOST OF YOUR MONEY

The choice of the most appropriate money fund will depend upon such factors as your attitudes toward risk and return, your income tax bracket, and how much money you normally keep in your money fund.

The Schwab Value Advantage Investments(R) are designed to offer you higher yields than most money market funds. By requiring higher account balances and limiting shareholder transactions, Value Advantage Shares' operating expenses are minimized in order to maximize your returns. To help achieve this goal, Value Advantage Shares are not designed to transfer cash balances to settle trades, or cover Schwab One(R) checks, margin calls, or insufficient funds in your Schwab brokerage or Schwab One account.

If you expect to access your money regularly, you may wish to invest your short-term funds in one of our six sweep money funds and keep your longer-term cash reserves in the Schwab Value Advantage Investments to gain the opportunity for higher yields. Our sweep money funds can be linked to your Schwab account to keep all of your money invested and working for you. These funds automatically invest or "sweep" balances of $100 or more from your brokerage account into the sweep money fund you select, where it will be available to settle trades and cover other day-to-day transactions.

We offer both taxable and tax-advantaged choices to meet your individual needs. If you're in a high tax bracket, one of our tax-advantaged municipal money funds may provide you with higher returns after taxes. Consult your tax advisor for specific guidance on your own tax situation before investing.

ECONOMIC HIGHLIGHTS

1996 GROWTH CONTINUES THE SIXTH YEAR
OF ECONOMIC EXPANSION
REAL GDP GROWTH RATE
(Quarterly % Change, Annual Rate)

The following is a bar graph which illustrates the Quarterly % change in GDP for each quarter from the first quarter 1990 through the fourth quarter 1996.

                                  [BAR GRAPH]

Real Gross Domestic Product
Chain Weighted
Percent change from preceeding quarter, seasonally adjusted at annual rates
Source:  Bloomberg

                              CHART 9
                              Real GDP
                              --------
Q1 1990                       4.1%
Q2 1990                       1.3%
Q3 1990                      -1.9%
Q4 1990                      -4.1%
Q1 1991                      -2.2%
Q2 1991                       1.7%
Q3 1991                       1.0%
Q4 1991                       1.0%
Q1 1992                       4.7%
Q2 1992                       2.5%
Q3 1992                       3.0%
Q4 1992                       4.3%
Q1 1993                      -0.1%
Q2 1993                       1.9%
Q3 1993                       2.3%
Q4 1993                       4.8%
Q1 1994                       2.5%
Q2 1994                       4.9%
Q3 1994                       3.5%
Q4 1994                       3.0%
Q1 1995                       0.4%
Q2 1995                       0.7%
Q3 1995                       3.8%
Q4 1995                       0.3%
Q1 1996                       2.0%
Q2 1996                       4.7%
Q3 1996                       2.1%
Q4 1996                       4.7%

Source: Bloomberg L.P.


- The GDP growth rate for 1996 was 3.4%. This growth rate represents a significant improvement from the relatively weak 1.3% overall rate in 1995 and in particular, the 0.3% fourth quarter 1995 rate, which caused concern over the possibility of a recession early in 1996.

- The 1996 second and fourth quarter growth rates of 4.7% resulted in sentiment focusing on the apparent strength of the economy and its potential impact on future inflation and Federal Reserve Board (Fed) policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six year expansion which began in 1991.

U.S. UNEMPLOYMENT RATE

The following is a line graph which illustrates the monthly unemployment rate from January 1990 through December 1996.

                                  [LINE GRAPH]

US Unemployment Rate
Source: Bloomberg

                             Unemployment Rate
                             -----------------
                 Jan-90           5.3%
                 Feb-90           5.3%
                 Mar-90           5.2%
                 Apr-90           5.4%
                 May-90           5.3%
                 Jun-90           5.1%
                 Jul-90           5.4%
                 Aug-90           5.6%
                 Sep-90           5.7%
                 Oct-90           5.8%
                 Nov-90           6.0%
                 Dec-90           6.2%
                 Jan-91           6.3%
                 Feb-91           6.5%
                 Mar-91           6.8%
                 Apr-91           6.6%
                 May-91           6.8%
                 Jun-91           6.8%
                 Jul-91           6.7%
                 Aug-91           6.8%
                 Sep-91           6.8%
                 Oct-91           6.9%
                 Nov-91           6.9%
                 Dec-91           7.1%
                 Jan-92           7.1%
                 Feb-92           7.3%
                 Mar-92           7.3%
                 Apr-92           7.3%
                 May-92           7.4%
                 Jun-92           7.7%
                 Jul-92           7.6%
                 Aug-92           7.6%
                 Sep-92           7.5%
                 Oct-92           7.4%
                 Nov-92           7.3%
                 Dec-92           7.3%
                 Jan-93           7.1%
                 Feb-93           7.0%
                 Mar-93           7.0%
                 Apr-93           7.0%
                 May-93           6.9%
                 Jun-93           6.9%
                 Jul-93           6.8%
                 Aug-93           6.7%
                 Sep-93           6.7%
                 Oct-93           6.7%
                 Nov-93           6.5%
                 Dec-93           6.4%
                 Jan-94           6.7%
                 Feb-94           6.6%
                 Mar-94           6.5%
                 Apr-94           6.4%
                 May-94           6.0%
                 Jun-94           6.0%
                 Jul-94           6.1%
                 Aug-94           6.1%
                 Sep-94           5.9%
                 Oct-94           5.6%
                 Nov-94           5.6%
                 Dec-94           5.4%
                 Jan-95           5.6%
                 Feb-95           5.4%
                 Mar-95           5.8%
                 Apr-95           5.7%
                 May-95           5.7%
                 Jun-95           5.6%
                 Jul-95           5.7%
                 Aug-95           5.3%
                 Sep-95           5.6%
                 Oct-95           5.5%
                 Nov-95           5.6%
                 Dec-95           5.6%
                 Jan-96           5.8%
                 Feb-96           5.5%
                 Mar-96           5.6%
                 Apr-96           5.4%
                 May-96           5.6%
                 Jun-96           5.3%
                 Jul-96           5.4%
                 Aug-96           5.1%
                 Sep-96           5.2%
                 Oct-96           5.2%
                 Nov-96           5.3%
                 Dec-96           5.3%

Source: Bloomberg L.P.


- The unemployment rate during 1996 remained near its lows for the decade, leading many economists to question whether such low levels can continue without generating inflationary pressures on wages and, ultimately, prices.

- Job creation slowed during the latter half of 1996, consistent with the slowing of the economy in the third quarter from the second quarter of 1996.

The following is a bar and line graph which illustrates the monthly consumer price index and the quarterly employment cost index from January 1990 through December 1996.

MEASURES OF INFLATION

                              [BAR AND LINE GRAPH]

Consumer Price Index - All Items YOY
Employment Cost Index (includes both wages and salaries and benefits components)
- Quarterly Data Annualized
Source:  Bloomberg

                                    CHART 14

                                             Monthly             Quarterly
                                             Consumer            Employment
                                              Price                Cost
                                             Index -              Index -
                                              YOY %                YOY %
                                             Change               Change
                                             --------             ---------
Jan-90                                       5.2%                 5.3%
Feb-90                                       5.3%                 5.3%
Mar-90                                       5.2%                 5.3%
Apr-90                                       4.7%                 5.4%
May-90                                       4.4%                 5.4%
Jun-90                                       4.7%                 5.4%
Jul-90                                       4.8%                 5.1%
Aug-90                                       5.6%                 5.1%
Sep-90                                       6.2%                 5.1%
Oct-90                                       6.3%                 4.8%
Nov-90                                       6.3%                 4.8%
Dec-90                                       6.1%                 4.8%
Jan-91                                       5.7%                 4.6%
Feb-91                                       5.3%                 4.6%
Mar-91                                       4.9%                 4.6%
Apr-91                                       4.9%                 4.5%
May-91                                       5.0%                 4.5%
Jun-91                                       4.7%                 4.5%
Jul-91                                       4.4%                 4.3%
Aug-91                                       3.8%                 4.3%
Sep-91                                       3.4%                 4.3%
Oct-91                                       2.9%                 4.2%
Nov-91                                       3.0%                 4.2%
Dec-91                                       3.1%                 4.2%
Jan-92                                       2.6%                 4.1%
Feb-92                                       2.8%                 4.1%
Mar-92                                       3.2%                 4.1%
Apr-92                                       3.2%                 3.5%
May-92                                       3.0%                 3.5%
Jun-92                                       3.1%                 3.5%
Jul-92                                       3.2%                 3.4%
Aug-92                                       3.1%                 3.4%
Sep-92                                       3.0%                 3.4%
Oct-92                                       3.2%                 3.5%
Nov-92                                       3.0%                 3.5%
Dec-92                                       2.9%                 3.5%
Jan-93                                       3.3%                 3.4%
Feb-93                                       3.2%                 3.4%
Mar-93                                       3.1%                 3.4%
Apr-93                                       3.2%                 3.6%
May-93                                       3.2%                 3.6%
Jun-93                                       3.0%                 3.6%
Jul-93                                       2.8%                 3.6%
Aug-93                                       2.8%                 3.6%
Sep-93                                       2.7%                 3.6%
Oct-93                                       2.8%                 3.4%
Nov-93                                       2.7%                 3.4%
Dec-93                                       2.7%                 3.4%
Jan-94                                       2.5%                 3.2%
Feb-94                                       2.5%                 3.2%
Mar-94                                       2.5%                 3.2%
Apr-94                                       2.4%                 3.1%
May-94                                       2.3%                 3.1%
Jun-94                                       2.5%                 3.1%
Jul-94                                       2.8%                 3.1%
Aug-94                                       2.9%                 3.1%
Sep-94                                       3.0%                 3.1%
Oct-94                                       2.6%                 3.0%
Nov-94                                       2.7%                 3.0%
Dec-94                                       2.7%                 3.0%
Jan-95                                       2.8%                 3.0%
Feb-95                                       2.9%                 3.0%
Mar-95                                       2.9%                 3.0%
Apr-95                                       3.1%                 3.0%
May-95                                       3.2%                 3.0%
Jun-95                                       3.0%                 3.0%
Jul-95                                       2.8%                 2.8%
Aug-95                                       2.6%                 2.8%
Sep-95                                       2.5%                 2.8%
Oct-95                                       2.8%                 2.8%
Nov-95                                       2.6%                 2.8%
Dec-95                                       2.5%                 2.8%
Jan-96                                       2.7%                 2.9%
Feb-96                                       2.7%                 2.9%
Mar-96                                       2.8%                 2.9%
Apr-96                                       2.9%                 2.9%
May-96                                       2.9%                 2.9%
Jun-96                                       2.8%                 2.9%
Jul-96                                       3.0%                 2.9%
Aug-96                                       2.9%                 2.9%
Sep-96                                       3.0%                 2.9%
Oct-96                                       3.0%                 3.0%
Nov-96                                       3.3%                 3.0%
Dec-96                                       3.3%                 3.0%


Source: Bloomberg L.P.

- Although trending slightly upward, both employment cost and CPI remained in check during 1996, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose 2.6%, the lowest rate since 1965.

- The Fed has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases in inflation.

The following is a line graph which illustrates the 90 day commercial paper rates for each day in 1996.


SHORT-TERM MUNICIPAL INTEREST RATES IN 1996

[LINE GRAPH]

YIELDS
90-Day Municipal Commercial Paper
January 2, 1996 - December 31, 1996

                                       CHART 12
                                                        90 Day Municipal Commercial Paper
                                                        ---------------------------------
                           1/2/96                       5.50%
                           1/3/96                       5.51%
                           1/4/96                       5.49%
                           1/5/96                       5.46%
                           1/8/96                       5.48%
                           1/9/96                       5.47%
                           1/10/96                      5.45%
                           1/11/96                      5.44%
                           1/12/96                      5.43%
                           1/15/96                      5.43%
                           1/16/96                      5.42%
                           1/17/96                      5.41%
                           1/18/96                      5.39%
                           1/19/96                      5.38%
                           1/22/96                      5.37%
                           1/23/96                      5.36%
                           1/24/96                      5.35%
                           1/25/96                      5.34%
                           1/26/96                      5.34%
                           1/29/96                      5.32%
                           1/30/96                      5.31%
                           1/31/96                      5.27%
                           2/1/96                       5.21%
                           2/2/96                       5.17%
                           2/5/96                       5.17%
                           2/6/96                       5.16%
                           2/7/96                       5.16%
                           2/8/96                       5.15%
                           2/9/96                       5.14%
                           2/12/96                      5.13%
                           2/13/96                      5.13%
                           2/14/96                      5.12%
                           2/15/96                      5.12%
                           2/16/96                      5.12%
                           2/20/96                      5.14%
                           2/21/96                      5.16%
                           2/22/96                      5.14%
                           2/23/96                      5.13%
                           2/26/96                      5.14%
                           2/27/96                      5.16%
                           2/28/96                      5.16%
                           2/29/96                      5.19%
                           3/1/96                       5.19%
                           3/4/96                       5.17%
                           3/5/96                       5.18%
                           3/6/96                       5.19%
                           3/7/96                       5.19%
                           3/8/96                       5.31%
                           3/11/96                      5.31%
                           3/12/96                      5.32%
                           3/13/96                      5.34%
                           3/14/96                      5.34%
                           3/15/96                      5.34%
                           3/18/96                      5.36%
                           3/19/96                      5.36%
                           3/20/96                      5.36%
                           3/21/96                      5.35%
                           3/22/96                      5.35%
                           3/25/96                      5.37%
                           3/26/96                      5.36%
                           3/27/96                      5.37%
                           3/28/96                      5.39%
                           3/29/96                      5.38%
                           4/1/96                       5.36%
                           4/2/96                       5.36%
                           4/3/96                       5.36%
                           4/4/96                       5.36%
                           4/5/96                       5.36%
                           4/8/96                       5.40%
                           4/9/96                       5.41%
                           4/10/96                      5.41%
                           4/11/96                      5.41%
                           4/12/96                      5.41%
                           4/15/96                      5.41%
                           4/16/96                      5.40%
                           4/17/96                      5.39%
                           4/18/96                      5.39%
                           4/19/96                      5.38%
                           4/22/96                      5.38%
                           4/23/96                      5.38%
                           4/24/96                      5.38%
                           4/25/96                      5.38%
                           4/26/96                      5.38%
                           4/29/96                      5.38%
                           4/30/96                      5.39%
                           5/1/96                       5.40%
                           5/2/96                       5.41%
                           5/3/96                       5.41%
                           5/6/96                       5.41%
                           5/7/96                       5.41%
                           5/8/96                       5.41%
                           5/9/96                       5.40%
                           5/10/96                      5.39%
                           5/13/96                      5.38%
                           5/14/96                      5.38%
                           5/15/96                      5.38%
                           5/16/96                      5.38%
                           5/17/96                      5.38%
                           5/20/96                      5.38%
                           5/21/96                      5.37%
                           5/22/96                      5.37%
                           5/23/96                      5.37%
                           5/24/96                      5.37%
                           5/27/96                      5.37%
                           5/28/96                      5.37%
                           5/29/96                      5.37%
                           5/30/96                      5.39%
                           5/31/96                      5.40%
                           6/3/96                       5.43%
                           6/4/96                       5.42%
                           6/5/96                       5.42%
                           6/6/96                       5.41%
                           6/7/96                       5.50%
                           6/10/96                      5.51%
                           6/11/96                      5.50%
                           6/12/96                      5.49%
                           6/13/96                      5.49%
                           6/14/96                      5.49%
                           6/17/96                      5.50%
                           6/18/96                      5.50%
                           6/19/96                      5.50%
                           6/20/96                      5.50%
                           6/21/96                      5.50%
                           6/24/96                      5.51%
                           6/25/96                      5.50%
                           6/26/96                      5.50%
                           6/27/96                      5.51%
                           6/28/96                      5.52%
                           7/1/96                       5.50%
                           7/2/96                       5.50%
                           7/3/96                       5.50%
                           7/4/96                       5.50%
                           7/5/96                       5.59%
                           7/8/96                       5.59%
                           7/9/96                       5.56%
                           7/10/96                      5.54%
                           7/11/96                      5.54%
                           7/12/96                      5.55%
                           7/15/96                      5.56%
                           7/16/96                      5.56%
                           7/17/96                      5.55%
                           7/18/96                      5.54%
                           7/19/96                      5.51%
                           7/22/96                      5.51%
                           7/23/96                      5.51%
                           7/24/96                      5.50%
                           7/25/96                      5.50%
                           7/26/96                      5.52%
                           7/29/96                      5.52%
                           7/30/96                      5.54%
                           7/31/96                      5.55%
                           8/1/96                       5.54%
                           8/2/96                       5.47%
                           8/5/96                       5.44%
                           8/6/96                       5.43%
                           8/7/96                       5.43%
                           8/8/96                       5.42%
                           8/9/96                       5.41%
                           8/12/96                      5.40%
                           8/13/96                      5.40%
                           8/14/96                      5.40%
                           8/15/96                      5.41%
                           8/16/96                      5.40%
                           8/19/96                      5.40%
                           8/20/96                      5.40%
                           8/21/96                      5.40%
                           8/22/96                      5.39%
                           8/23/96                      5.39%
                           8/26/96                      5.42%
                           8/27/96                      5.42%
                           8/28/96                      5.42%
                           8/29/96                      5.42%
                           8/30/96                      5.45%
                           9/2/96                       5.45%
                           9/3/96                       5.53%
                           9/4/96                       5.53%
                           9/5/96                       5.55%
                           9/6/96                       5.57%
                           9/9/96                       5.54%
                           9/10/96                      5.53%
                           9/11/96                      5.53%
                           9/12/96                      5.51%
                           9/13/96                      5.47%
                           9/16/96                      5.46%
                           9/17/96                      5.50%
                           9/18/96                      5.52%
                           9/19/96                      5.54%
                           9/20/96                      5.56%
                           9/23/96                      5.59%
                           9/24/96                      5.61%
                           9/25/96                      5.48%
                           9/26/96                      5.46%
                           9/27/96                      5.47%
                           9/30/96                      5.49%
                          10/1/96                       5.48%
                          10/2/96                       5.48%
                          10/3/96                       5.49%
                          10/4/96                       5.44%
                          10/7/96                       5.43%
                          10/8/96                       5.43%
                          10/9/96                       5.43%
                          10/10/96                      5.43%
                          10/11/96                      5.43%
                          10/14/96                      5.43%
                          10/15/96                      5.42%
                          10/16/96                      5.42%
                          10/17/96                      5.42%
                          10/18/96                      5.42%
                          10/21/96                      5.42%
                          10/22/96                      5.42%
                          10/23/96                      5.42%
                          10/24/96                      5.42%
                          10/25/96                      5.42%
                          10/28/96                      5.43%
                          10/29/96                      5.42%
                          10/30/96                      5.41%
                          10/31/96                      5.41%
                          11/1/96                       5.41%
                          11/4/96                       5.41%
                          11/5/96                       5.41%
                          11/6/96                       5.41%
                          11/7/96                       5.41%
                          11/8/96                       5.40%
                          11/11/96                      5.40%
                          11/12/96                      5.40%
                          11/13/96                      5.40%
                          11/14/96                      5.40%
                          11/15/96                      5.42%
                          11/18/96                      5.42%
                          11/19/96                      5.41%
                          11/20/96                      5.41%
                          11/21/96                      5.41%
                          11/22/96                      5.40%
                          11/25/96                      5.41%
                          11/26/96                      5.41%
                          11/27/96                      5.42%
                          11/28/96                      5.42%
                          11/29/96                      5.44%
                          12/2/96                       5.44%
                          12/3/96                       5.42%
                          12/4/96                       5.42%
                          12/5/96                       5.41%
                          12/6/96                       5.43%
                          12/9/96                       5.43%
                          12/10/96                      5.43%
                          12/11/96                      5.44%
                          12/12/96                      5.44%
                          12/13/96                      5.47%
                          12/16/96                      5.48%
                          12/17/96                      5.49%
                          12/18/96                      5.52%
                          12/19/96                      5.55%
                          12/20/96                      5.57%
                          12/23/96                      5.58%
                          12/24/96                      5.60%
                          12/25/96                      5.60%
                          12/26/96                      5.61%
                          12/27/96                      5.64%
                          12/30/96                      5.65%
                          12/31/96                      5.63%

Source: Lehman Brothers, Inc.

- Short-term municipal interest rates displayed a moderate decline early in the year in response to fears of an economic recession, and then increased moderately during the middle of the year in response to concerns over excessive growth and its potential impact on future inflation.

- Short-term municipal rates exhibited moderate volatility, much of which was a result of the market's reaction to strong employment reports.

- Short-term municipal rates experienced their typical supply related dip in June.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF
CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

STEPHEN B. WARD - Senior Vice President of Charles Schwab and Co., Inc. and Chief Investment officer of Charles Schwab Investment Management, Inc. Mr. Ward has held this position since 1993. He joined CSIM in 1991 as a Vice President and Portfolio Manager.

WALTER BEVERIDGE - Portfolio Manager of the Schwab Municipal Money Fund and Schwab California Municipal Money Fund since 1992 and the Schwab New York Municipal Money Fund since 1995. Mr. Beveridge joined CSIM as a Portfolio Manager in 1992.

JACK GAZZOLA - Associate Portfolio Manager. Mr. Gazzola joined the Portfolio Management Team in 1992.

Q. HOW HAS THE PORTFOLIO MANAGEMENT TEAM ADJUSTED EACH FUND'S PORTFOLIO TO RESPOND TO CHANGES IN INTEREST RATES?

A. During most of the one-year reporting period, interest rates exhibited no clear trend, amid uncertainty over inflationary pressures and ever-changing signals from the Fed over the direction of interest rates. The Fed adjusted interest rates only once during the period by lowering the Federal Funds rate from 5.50% to 5.25% on February 1, 1996. As a result, each Fund maintained a relatively neutral maturity policy, avoiding significant deviations from other funds with similar investment objectives. By employing a neutral maturity strategy and avoiding a bet on the level of future interest rates by significantly extending or shortening the portfolio, the portfolio management team was able to be more responsive to changes in interest rates and maintain the portfolio's competitive position. The chart below shows each Fund's weighted average maturity at the beginning and end of the reporting period.

                                               BEGINNING OF      END OF
                                                  PERIOD         PERIOD
--------------------------------------------------------------------------------
SCHWAB MUNICIPAL MONEY FUND                         50             50
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND              51             47
--------------------------------------------------------------------------------
SCHWAB NEW YORK MUNICIPAL MONEY FUND                48             51
--------------------------------------------------------------------------------

Q. WHAT STANDARDS DOES THE PORTFOLIO MANAGEMENT TEAM USE IN SELECTING SECURITIES FOR THE FUNDS?

A. Money market funds are required by law to hold high-quality securities in their portfolios. For the three Schwab Municipal Money Funds, we have continued to take the additional step of only investing in what are referred to as First Tier securities. In general, a First Tier security provides certain maturity limits and carries the highest credit rating from the required number of nationally recognized statistical rating organizations (NRSROs). If unrated, a security must be deemed to be of comparable quality to a First Tier security according to guidelines approved by the Board of Trustees of The Charles Schwab Family of Funds.

Certain securities owned by the Fund are insured or backed by a Letter of Credit issued by a First Tier financial institution. These arrangements are frequently referred to as "credit enhancements" because they provide incremental levels of creditworthiness in addition to the underlying strength of the primary issuer. The credit quality of the insurance companies and financial institutions providing credit enhancements are reviewed by Charles Schwab Investment Management, Inc. as a regular part of our thorough credit review procedures for all portfolio securities and issuers.

Q. CAN YOU DESCRIBE THE ECONOMIC CLIMATE IN CALIFORNIA AND ITS IMPACT ON THE STATE'S MUNICIPAL SECURITIES?

A. During the past two years, California's economic recovery has broadly reflected the movement and pace of national trends. While the state has regained the jobs lost during the 1990 recession, the California unemployment rate continues to exceed the national average. Further, persistent softness of the real estate market and sluggish figures for new home construction may keep unemployment levels above the national average in the near future.

California has eliminated its accumulated budget deficit of approximately $2 billion and expects to build up a contingency reserve to cover future economic challenges. Lawmakers continue to struggle with maintaining necessary services, such as education, infrastructure improvements, and public health and safety with available tax revenues, against a backdrop of budget reductions and federal welfare reform. The state budget assumes levels of federal assistance and state economic growth that may not be realized. However, 1995-1996 revenues came in above budget estimates and California's financial position is expected to continue to improve over the next twelve months.

We are satisfied with the credit quality of the California securities the Fund currently owns, and we will continue to monitor the state's economic situation closely. California's current long-term credit ratings are A1 from Moody's Investor Service, A+ from Standard & Poor's Corporation, and A+ from Fitch Investors Services, Inc., three well-known rating agencies.

Q. CAN YOU DESCRIBE THE ECONOMIC CLIMATE IN NEW YORK AND ITS IMPACT ON THE STATE'S MUNICIPAL SECURITIES?

A. New York state's satisfactory credit quality is supported by a diverse economic base and the central role New York City continues to play in international finance, tourism, and other service-related businesses. The state entered the 1990 recession earlier than others and its recovery has been significantly slower and less robust. At the current growth rate, New York may not reach pre-recession employment levels until late 1997. Economic growth may continue to be constrained by ongoing structural changes in the economy, corporate downsizing and relocation, cutbacks in defense spending, and high levels of public assistance.

In spite of reported budgetary surpluses in 1993, 1994 and 1996, New York still faces the challenge of resolving a general fund deficit of more than $2.3 billion. In early July 1996, after the longest delay in the state's history, Governor George Pataki and the legislature agreed on a 1997 budget that will result in slightly higher New York state spending than in 1996. The success of this budget will depend largely on the state's ability to achieve forecast levels of economic growth and implement its budget strategies in a smooth and timely fashion. Growth forecasts notwithstanding, New York's economy continues to be somewhat sluggish, and major delays in adoption of the budget and other administrative roadblocks make it difficult for the state to implement many of the new policies. Therefore, the state is unlikely to reverse its general fund deficit within the next twelve months.

We are satisfied with the credit quality of the New York securities which the Fund currently owns, and we will continue to monitor the state's economic situation. New York's current long-term credit ratings are A from Moody's Investor Service, A- from Standard & Poor's Corporation, and A+ from Fitch Investors Services, Inc., three well-known rating agencies.

Q. HOW DID THE RECENT PROXY VOTE AFFECT EACH FUND'S INVESTMENT POLICIES AND STRATEGIES?

A. Prior to the recent proxy vote, the Funds were limited in their ability to invest in securities which generated income subject to the federal Alternative Minimum Tax (AMT). The Funds were limited to investing no more than 20% of total assets in AMT investments. As a result of the affirmative proxy vote, the 20% limitation is eliminated and each Fund is allowed to increase its holdings of AMT investments beyond the 20% level. The successful proxy vote also resulted in each Fund's name change to replace the term "Tax-Exempt" with "Municipal" as of January 2, 1997.

AMT investments typically offer higher yields than other types of municipal securities with similar credit quality. Our research indicated that the majority of investors are not subject to the federal Alternative Minimum Tax and, as a result, are likely to benefit from the potentially higher yields. Although all shareholders may enjoy higher yields, for shareholders subject to the federal AMT, the policy change may result in a greater percentage of their income from each Fund being subject to AMT.

More municipal and tax-free money market funds in the industry are purchasing AMT investments and the percentage of AMT investments in many other funds has grown in recent years. In light of these market trends, the Investment Manager and the Board of Trustees both felt this change was important to help enable the Funds to remain competitive now and in the future.

Shareholders passed another proxy proposal which eliminated, reclassified or amended several of the Funds' fundamental policies and investment restrictions. These changes are intended to allow each Fund to act more quickly and efficiently to capitalize on future investment opportunities or changes in investment laws or regulations. The amendments in this final proposal did not result in any change to the investment objective or reduce the credit quality of the Funds.

For the final tabulation of proxy votes, please refer to page 116.

GLOSSARY OF TERMS

ALTERNATIVE MINIMUM TAX (AMT) A federal tax on income in addition to regular income taxes designed to ensure that very wealthy individuals and corporations pay at least some income tax each year.

COMMERCIAL PAPER Short-term, interest-paying obligations with maturities ranging up to 270 days issued by banks, corporations, and other borrowers.

CREDIT ENHANCEMENTS A bank letter of credit, purchase agreement, insurance, or line of credit that provides an additional level of creditworthiness for debt securities to supplement the financial strength of the issuer.

DOLLAR-WEIGHTED AVERAGE MATURITY A measure of the average maturity of a mutual fund's entire portfolio, weighted by the value of its individual holdings.

FEDERAL FUNDS RATE A key interest rate charged by banks when lending money to other banks overnight.

FEDERAL RESERVE The central bank of the United States that establishes policies on bank reserves and regulations, determines the discount rate, and tightens or loosens the availability of credit.

FIRST TIER SECURITY A security that matures within certain recognized limits and carries the top credit rating from the requisite number of NRSROs, or if unrated, is of comparable credit quality.

HIGH-QUALITY SECURITY A security ranked in the highest two rating categories by a nationally recognized statistical rating organization (NRSRO), or if unrated, is of comparable credit quality.

MATURITY The length of time before which the issuer of a debt security must repay the principal amount.

NRSRO A nationally recognized statistical rating organization, such as Standard & Poor's or Moody's Investor Services, which evaluates and rates the credit quality of securities.

REAL GDP The national Gross Domestic Product (GDP) -- the total value of all goods and services produced in the U.S. over a specific period of time -- adjusted for the rate of inflation to allow meaningful year-to-year comparisons.

TAXABLE EQUIVALENT YIELD The return you would have to realize on a fully taxable investment in order to equal a specified tax-exempt yield; this hypothetical yield varies according to your income tax bracket.

YIELD The rate of return, usually dividend or interest payments, on an investment, expressed as a percentage of market price.

SCHWAB MUNICIPAL MONEY FUND
(Formerly Schwab Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                                  ASSET GROWTH


     Total                      Total                           Percentage
   Net Assets                 Net Assets                        Growth Over
 as of 12/31/96             as of 12/31/95                       Reporting
     (000s)                     (000s)                            Period
------------------------------------------------------------------------------
$4,476,999                   $3,564,519                           26%
------------------------------------------------------------------------------

             AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1996

                                  SWEEP SHARES


  Last                          Last                              Last
Seven Days                  Three Months                       Twelve Months
------------------------------------------------------------------------------
3.29%                           2.94%                               2.88%
------------------------------------------------------------------------------

                             VALUE ADVANTAGE SHARES


  Last                          Last                              Last
Seven Days                  Three Months                       Twelve Months
------------------------------------------------------------------------------
3.50%                            3.15%                              3.09%
------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

Maturity Range       3/31/96        6/30/96         9/30/96           12/31/96
------------------------------------------------------------------------------
 0 -  15 Days         64.6%          65.9%            72.2%            67.7%
16 -  30 Days          0.5            1.5              4.4              1.1
31 -  60 Days          5.2            9.7              3.1              6.9
61 -  90 Days          9.7            3.5              2.9              2.4
91 - 120 Days          4.9            3.4              0.3              1.2
Over 120 Days         15.1           16.0             17.1             20.7
Weighted Average     48 Days        63 Days          53 Days          50 Days
------------------------------------------------------------------------------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
(Formerly Schwab California Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                                  ASSET GROWTH


     Total                      Total                           Percentage
   Net Assets                 Net Assets                        Growth Over
 as of 12/31/96             as of 12/31/95                       Reporting
     (000s)                     (000s)                            Period
------------------------------------------------------------------------------
  $2,323,598                  $1,685,703                            38%
------------------------------------------------------------------------------

             AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1996

                                  SWEEP SHARES


  Last                          Last                              Last
Seven Days                  Three Months                       Twelve Months
------------------------------------------------------------------------------
   3.20%                        2.83%                              2.76%
------------------------------------------------------------------------------

                             VALUE ADVANTAGE SHARES


  Last                          Last                              Last
Seven Days                  Three Months                       Twelve Months
------------------------------------------------------------------------------
   3.40%                        3.03%                              2.96%
------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

Maturity Range       3/31/96        6/30/96         9/30/96           12/31/96
------------------------------------------------------------------------------
 0 -  15 Days          65.0%          61.2%           74.6%             66.8%
16 -  30 Days           1.6            9.1             1.3               3.9
31 -  60 Days           3.6            9.8             6.8               8.1
61 -  90 Days           6.5            8.1             0.1               4.2
91 - 120 Days          13.3            0.9             0.0               0.2
Over 120 Days          10.0           10.9            17.2              16.8
Weighted Average      41 Days        54 Days         56 Days           47 Days
------------------------------------------------------------------------------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
(Formerly Schwab New York Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PORTFOLIO SUMMARY

                                  ASSET GROWTH


     Total                      Total                           Percentage
   Net Assets                 Net Assets                        Growth Over
 as of 12/31/96             as of 12/31/95                       Reporting
     (000s)                     (000s)                            Period
------------------------------------------------------------------------------
   $337,295                   $220,006                              53%
------------------------------------------------------------------------------

             AVERAGE YIELDS FOR THE PERIODS ENDED DECEMBER 31, 1996

                                  SWEEP SHARES


  Last                          Last                              Last
Seven Days                  Three Months                       Twelve Months
------------------------------------------------------------------------------
  3.15%                         2.81%                               2.71%
------------------------------------------------------------------------------

                             VALUE ADVANTAGE SHARES


  Last                          Last                              Last
Seven Days                  Three Months                       Twelve Months
------------------------------------------------------------------------------
   3.39%                        3.05%                               2.95%
------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

Maturity Range       3/31/96        6/30/96         9/30/96           12/31/96
------------------------------------------------------------------------------
 0 -  15 Days          67.6%          72.0%           74.1%             71.2%
16 -  30 Days           2.7            2.3             2.9               0.0
31 -  60 Days           0.0            7.8             1.7               6.9
61 -  90 Days          16.0            0.0             0.6               0.0
91 - 120 Days           1.7            1.4             0.0               3.0
Over 120 Days          12.0           16.5            20.7              18.9
Weighted Average      44 Days        54 Days         55 Days          51 Days
------------------------------------------------------------------------------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
VARIABLE RATE OBLIGATIONS--60.01%(a)
ALABAMA--1.69%
Alabama Housing Finance Authority Single Family
  Revenue Bonds (Collateralized Home Mortgage
  Revenue Program) Series 1996A-1/(Bayerische
  Landesbank Girozentrale Credit Agreement)
  4.10%, 01/07/97                                        $12,400         $12,400
Alabama Housing Finance Authority Single Family
  Revenue Bonds (Collateralized Home Mortgage
  Revenue Program) Series 1996A-2/(Bayerische
  Landesbank Girozentrale Credit Agreement)
  4.20%, 01/07/97                                         11,800          11,800
Birmingham, Alabama Unlimited General Obligation
  Refunding Bonds Series 1995/(First Alabama Bank
  LOC)
  4.20%, 01/07/97                                          4,000           4,000
Citronelle, Alabama Industrial Development Board
  Pollution Control Revenue Refunding Bonds (AZKO
  Chemicals, Inc. Project)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          1,100           1,100
Jefferson County, Alabama Sewer Revenue Warrants
  Series 1995A/(Bayerische Landesbank Girozentrale
  LOC)
  4.25%, 01/07/97                                         12,500          12,500
Mobile County, Alabama Industrial Development Board
  Revenue Refunding Bonds (Ultraform Co. Project)
  Series 1995B/(Bayerische Landesbank Girozentrale
  LOC)
  4.15%, 01/07/97                                          1,000           1,000
Mobile County, Alabama Industrial Development Board
  Pollution Control Revenue Refunding Bonds
  (Ultraform Co. Project) Series 1995A/(Bayerische
  Landesbank Girozentrale LOC)
  4.15%, 01/07/97                                          7,480           7,480
Mobile, Alabama Industrial Development Board
  Pollution Control Revenue Bonds (Alabama Power Co.
  Project) Series 1993C
  4.15%, 01/07/97                                         12,000          12,000
Montgomery, Alabama Special Care Facility Financing
  Authority Revenue Bonds (Baptist Medical Center
  VHA) Series 1985C/(AMBAC Insurance & FNB Chicago
  SBPA)
  4.00%, 01/07/97                                          2,000           2,000
Montgomery, Alabama Special Care Facility Financing
  Authority Revenue Bonds (Baptist Medical Center
  VHA) Series 1985G/(AMBAC Insurance & FNB Chicago
  SBPA)
  4.00%, 01/07/97                                          6,390           6,390

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Montgomery, Alabama Special Care Facility Financing
  Authority Revenue Bonds (Baptist Medical Center
  VHA) Series 1985H/(AMBAC Insurance & FNB Chicago
  SBPA)
  4.00%, 01/07/97                                        $ 5,295         $ 5,295
Opelika, Alabama Industrial Development Board
  Revenue Bonds (Power Guard Project) Series
  1994/(SouthTrust Bank of Alabama LOC)
  4.35%, 01/07/97                                          2,850           2,850
                                                                          ------
                                                                          78,815
                                                                          ------
ARIZONA--1.26%
Arizona Education Loan Marketing Corp. Revenue Bonds
  Series A/(MBIA Insurance & Fuji Bank SBPA)
  4.35%, 01/07/97                                         12,305          12,305
Arizona Health Facilities Authority Adjustable Rate
  Notes (Arizona Volunteer Hospital Federation)
  Series 1985A/(FGIC Insurance)
  4.25%, 01/07/97                                          2,945           2,945
Arizona Health Facilities Authority Adjustable Rate
  Notes (Arizona Volunteer Hospital Federation)
  Series 1985B/(FGIC Insurance)
  4.25%, 01/07/97                                          3,840           3,840
Coconino County, Arizona Pollution Control Revenue
  Bonds (Tucson Electric Power Company) Series
  1996B/(Societe Generale LOC)
  4.15%, 01/07/97                                         10,700          10,700
Pima County, Arizona Industrial Development
  Authority Industrial Development Revenue Bonds
  (Tucson Electric Power Company)/(Bank of America
  LOC)
  4.00%, 01/07/97                                          4,000           4,000
Pima County, Arizona Industrial Development
  Authority Industrial Development Revenue Bonds
  (Tucson Electric Power Company) Series
  1982A/(Societe Generale LOC)
  4.00%, 01/07/97                                         17,600          17,600
Yavapai County, Arizona Industrial Development
  Authority Revenue Bonds (First Health Care Corp.
  Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          4,230           4,230
Yuma, Arizona Industrial Development Authority Multi
  Family Housing Revenue Bonds (El Encanto
  Apartments) Series A/(Citibank LOC)
  4.15%, 01/07/97                                          3,000           3,000
                                                                          ------
                                                                          58,620
                                                                          ------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
ARKANSAS--1.45%
Independence County, Arkansas Industrial Development
  Revenue Bonds (Townsends of Arkansas, Inc.
  Project)/(Rabobank Nederland N.V. LOC)
  4.15%, 01/07/97                                        $ 2,000         $ 2,000
Little River County, Arkansas Solid Waste Disposal
  Revenue Bonds (Georgia Pacific Project)/(Sumitomo
  Bank LOC)
  4.35%, 01/07/97                                         15,500          15,500
North Little Rock, Arkansas Health Facilities Board
  Revenue Bonds (Baptist Health) Series 1996B/
  (Credit Suisse LOC)(d)
  4.15%, 01/07/97                                         50,000          50,000
                                                                          ------
                                                                          67,500
                                                                          ------
CALIFORNIA--5.07%
Alameda-Contra Costa, California School Financial
  Authority Certificates of Participation (Capital
  Improvement Finance Project)/(Canadian Imperial
  Bank of Commerce LOC)
  3.75%, 01/07/97                                         18,570          18,570
Anaheim, California Certificates of Participation
  (Anaheim Memorial Hospital Assoc. Project)/(AMBAC
  Insurance & ABN Amro Bank N.V. SBPA)
  3.90%, 01/07/97                                          3,700           3,700
California Education Facility Authority Revenue
  Refunding Bonds (Stanford University) Series
  1996-14
  3.70%, 01/07/97                                          4,775           4,775
California Health Facility Finance Authority Revenue
  Bonds (Catholic Healthcare Services) Series 1995C/
  (MBIA Insurance)
  4.00%, 01/07/97                                          6,700           6,700
California Health Facility Finance Authority Revenue
  Bonds (Catholic Healthcare West) Series 1988B/
  (MBIA Insurance)
  4.00%, 01/07/97                                          6,000           6,000
California Health Facility Finance Authority Revenue
  Bonds (Scripps Memorial Hospital) Series 1991A/
  (MBIA Insurance & Morgan Guaranty Trust SBPA)
  4.00%, 01/07/97                                          1,200           1,200
California Higher Education Loan Authority Student
  Loan Refunding Bonds Series E1/(SLMA LOC)
  4.25%, 01/07/97                                          5,000           5,000
California Pollution Control Financing Authority
  Pollution Control Revenue Bonds (Shell Oil Co.
  Project) Series 1991B
  5.00%, 01/01/97                                          6,600           6,600

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
California Pollution Control Financing Authority
  Pollution Control Revenue Bonds (Southern
  California Edison) Series 1986D
  4.70%, 01/01/97                                         $  400          $  400
California Pollution Control Financing Authority
  Resource Recovery Revenue Bonds (Burney Forest
  Project) Series 1988A/(Fleet Bank N.A. LOC)
  4.80%, 01/01/97                                          1,300           1,300
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison) Series
  1986A
  4.70%, 01/01/97                                          7,200           7,200
California Pollution Control Financing Authority
  Revenue Refunding Bonds (Pacific Gas & Electric)
  Series 1996F/(Banque Nationale de Paris LOC)
  4.80%, 01/01/97                                          2,300           2,300
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-3/(Multiple Credit
  Enhancements)
  4.05%, 01/07/97                                          8,800           8,800
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-1/(Multiple Credit
  Enhancements)
  4.00%, 01/07/97                                          4,100           4,100
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-2/(Multiple Credit
  Enhancements)
  4.05%, 01/07/97                                          1,200           1,200
California Statewide Community Development Authority
  Certificates of Participation (Northern California
  Retired Officers Assoc.)/(Dresdner Bank AG LOC)
  5.00%, 01/01/97                                          4,900           4,900
California Statewide Community Development Authority
  Revenue Bonds Certificates of Participation
  (Kaiser Foundation Hospitals)
  4.00%, 01/07/97                                          5,000           5,000
Foothill Eastern Transportation Corridor Agency,
  California Toll Road Revenue Bonds Series 1995B/
  (Morgan Guaranty Trust LOC)
  4.00%, 01/07/97                                          2,000           2,000
Foothill Eastern Transportation Corridor Agency,
  California Toll Road Revenue Bonds Series 1995D/
  (IBJ LOC)
  4.10%, 01/07/97                                         24,100          24,100
Indio, California Multi-Family Redevelopment Bonds
  Refunding Housing Mortgages (Carreon Apartments)
  Series 1996A
  4.00%, 01/07/97                                          3,950           3,950
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1993A/(Bank of America LOC)
  4.85%, 01/01/97                                            600             600

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Irvine Ranch, California Water District Certificates
  of Participation Revenue Bonds Series
  1988A/(Sumitomo Bank LOC)
  4.85%, 01/01/97                                         $  500          $  500
Los Angeles County, California Metropolitan
  Transportation Authority Proposition C Second
  Senior Sales Tax Revenue Refunding Bonds Series
  A/(MBIA Insurance & Credit Locale de France SPA)
  4.00%, 01/07/97                                         42,300          42,300
Los Angeles County, California Pension Revenue
  Refunding Obligation Bonds Series 1996A/(AMBAC
  Insurance & National Westminster Bank PLC SBPA)
  3.90%, 01/07/97                                          3,900           3,900
Los Angeles, California Community Redevelopment
  Agency Certificates of Participation (Broadway
  Springs Center Project) Series 1987/(Bank of
  America LOC)
  4.10%, 01/07/97                                            100             100
Northern California Power Agency Public Power
  Revenue Refunding Bonds (Geothermal Project
  3A)/(AMBAC Insurance & Bank of Nova Scotia LOC)
  3.85%, 01/07/97                                            100             100
Orange County, Water District Certificates of
  Participation Series 1990B (National Westminster
  Bank PLC LOC)
  4.75%, 01/01/97                                          8,800           8,800
Orange County, California Apartment Development
  Revenue Refunding Bonds (The Lakes Project #185)
  Series 1991A/(Citibank LOC)
  4.15%, 01/07/97                                            800             800
Orange County, California Sanitation District
  Certificates of Participation Series
  1990-92A/(National Westminster Bank PLC LOC)
  5.00%, 01/01/97                                          1,000           1,000
Orange County, California Sanitation Districts No.
  1-3, 5-7 & 11 Refunding Certificates of
  Participation Series 1992/(AMBAC Insurance &
  Barclays Bank SBPA)
  4.00%, 01/07/97                                          2,700           2,700
Orange County, California Various Sanitation
  Districts Certificates of Participation (Capital
  Improvement Programs) Series 1990-92C/(FGIC
  Insurance & FGIC SPA)
  4.85%, 01/01/97                                          1,500           1,500
Orange County, California Water District 1915
  Improvement Bond Act Revenue Bonds (Irvine Coast
  Assessment District) Number 88-1/(Kredietbank &
  Societe Generale LOC)
  4.85%, 01/01/97                                         17,700          17,700

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Riverside County, California Certificates of
  Participation (Riverside County Public Facility
  Project) Series 1985A/(Commerzbank AG & National
  Westminster Bank PLC LOC)
  3.10%, 01/07/97                                        $ 3,800        $  3,800
Riverside County, California Certificates of
  Participation (Riverside County Public Facility
  Project) Series 1985C/(Sanwa Bank LOC)
  2.85%, 01/07/97                                          2,000           2,000
Riverside County, California Variable Rate Tax
  Revenue Anticipation Notes Series 1996-97/
  (Toronto-Dominion Bank LOC)
  3.90%, 01/07/97                                          9,600           9,600
San Francisco, California City & County
  Redevelopment Agency Multi-Family Revenue Bonds
  (Rincon Center Apartments) Series 1985B/(Citibank
  LOC)
  3.00%, 01/07/97                                          1,955           1,955
Simi Valley, California Multi-Family Housing
  Certificates of Participation (Lincoln Wood Ranch
  Project)/(Sumitomo Bank LOC)
  4.30%, 01/07/97                                          2,000           2,000
Southern California Public Power Authority Refunding
  Revenue Bonds (Palos Verdes Project) Series 1996B/
  (AMBAC Insurance & Morgan Guaranty Trust SBPA)
  3.90%, 01/07/97                                          1,800           1,800
Southern California Public Power Authority Revenue
  Refunding Bonds (Southdown Transmission Project)
  Series 1996B/(FSA Insurance & Morgan Guaranty
  Trust SBPA)
  4.00%, 01/07/97                                          3,600           3,600
Southern California Public Power Authority Revenue
  Refunding Bonds (Transmission Project) Series
  1991/(AMBAC Insurance & Swiss Bank LOC)
  3.90%, 01/07/97                                         11,200          11,200
Western Riverside County, California Regional
  Wastewater Authority Revenue Bonds (Regulatory
  Wastewater Treatment)/(National Westminster Bank
  PLC LOC)
  5.00%, 01/01/97                                          2,100           2,100
                                                                         -------
                                                                         235,850
                                                                         -------
COLORADO--4.59%
Central City, Colorado Multi-Family Housing Revenue
  Bonds (Gold Mountain Apartment Project)/(PNC Bank,
  Kentucky LOC)
  4.25%, 01/07/97                                          8,250           8,250
Colorado Health Facilities Authority Hospital
  Revenue Adjustable Rate Tender Securities
  (Dresdner Bank AG & Toronto-Dominion Bank SBPA)
  4.15%, 01/07/97                                          5,000           5,000

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Colorado Health Facilities Authority Revenue Bonds
  (North Colorado Medical Center)/(Citibank LOC)
  4.15%, 01/07/97                                        $10,100        $ 10,100
Colorado Health Facilities Authority Revenue Bonds
  (Sisters of Charity Health) Series B/(Dresdner
  Bank AG & Toronto-Dominion Bank LOC)
  4.15%, 01/07/97                                         23,000          23,000
Colorado Student Obligation Bond Authority Student
  Loan Revenue Bonds (Colorado University) Series
  1989A/(SLMA LOC)
  4.10%, 01/07/97                                          6,100           6,100
Colorado Student Obligation Bond Authority Student
  Loan Revenue Bonds (Colorado University) Series
  1990A/(SLMA LOC)(d)
  4.10%, 01/07/97                                         23,810          23,810
Colorado Student Obligation Bond Authority Student
  Loan Revenue Bonds (Colorado University) Series
  1993B/(SLMA LOC)
  4.10%, 01/07/97                                          4,400           4,400
Colorado Student Obligation Bond Authority Student
  Loan Revenue Bonds (Colorado University) Series
  1993C-2/(SLMA LOC)
  4.00%, 01/07/97                                          2,200           2,200
Denver City & County, Colorado Airport System
  Revenue Bonds Series 1992D/(Morgan Guaranty Trust
  LOC)
  4.40%, 01/07/97                                         48,900          48,900
Denver City & County, Colorado Airport System
  Revenue Bonds Series 1992E/(Bank of
  Tokyo-Mitsubishi LOC)
  4.55%, 01/07/97                                         30,000          30,000
Denver City & County, Colorado Airport System
  Revenue Bonds Series 1992F/(Bank of Montreal LOC)
  4.40%, 01/07/97                                         16,000          16,000
Denver City & County, Colorado Airport System
  Revenue Bonds Series 1992G/(Credit Local de France
  LOC)
  4.40%, 01/07/97                                         20,000          20,000
Douglas County, Colorado Multi Family Housing
  Revenue Bonds (Autumn Chase Project)/(Citibank
  LOC)
  4.10%, 01/07/97                                          9,300           9,300
Smith Creek Metropolitan District Revenue Bonds
  Series 1995/(NationsBank of Texas N.A. LOC)
  4.05%, 01/07/97                                          6,300           6,300
                                                                         -------
                                                                         213,360
                                                                         -------
CONNECTICUT--0.23%
Connecticut State Second Lien Special Tax Obligation
  Bonds Series 1990-1/(Commerzbank AG LOC)
  4.00%, 01/07/97                                         10,800          10,800
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
DISTRICT OF COLUMBIA--0.09%
District of Columbia Revenue Bonds Adjustable
  Convertible Extendable Securities (Georgetown
  University) Series 1988D/(Sanwa Bank SBPA)
  4.10%, 01/07/97                                        $ 4,200         $ 4,200
                                                                          ------
FLORIDA--0.77%
Florida Housing Finance Agency Housing Revenue Bonds
  (Tiffany Club Project) Series 1996P/(NationsBank
  LOC)
  4.45%, 01/07/97                                          2,875           2,875
Indian Trace, Florida Community Development District
  (Broward County Florida Basin 1 Water)/(MBIA
  Insurance & Swiss Bank SBPA)
  3.85%, 01/07/97                                          5,565           5,565
Orange County, Florida Housing Finance Authority
  Multi-Family Housing Revenue Bonds (Rio Vista
  Project)/(First Union Bank of North Carolina LOC)
  4.10%, 01/07/97                                          3,815           3,815
Orange County, Florida Housing Finance Authority
  Multi-Family Housing Revenue Bonds (Smokewood
  Project)/(Citibank LOC)
  4.25%, 01/07/97                                         10,000          10,000
Palm Beach County, Florida Health Facilities
  Authority Revenue Refunding Bonds (Joseph L. Morse
  Geriatric Center)/(SunTrust Bank LOC)
  4.20%, 01/07/97                                         11,905          11,905
Palm Beach County, Florida Housing Finance Authority
  Multi-Family Housing Revenue Bonds (Crystal II
  Project)/(Citibank LOC)
  3.95%, 01/07/97                                          1,800           1,800
                                                                          ------
                                                                          35,960
                                                                          ------
GEORGIA--3.87%
Albany-Dougherty Co. Hospital Authority Revenue
  Bonds (Phoebe Putney Memorial Hospital) Series
  1996/(AMBAC Insurance)
  4.30%, 01/07/97                                          6,400           6,400
Burke County, Georgia Development Authority
  Pollution Control Revenue Bonds (Oglethorpe Power
  Project) Series 1993A/(FGIC Insurance & Canadian
  Imperial Bank of Commerce SBPA)
  4.00%, 01/07/97                                         10,340          10,340
Burke County, Georgia Development Authority
  Pollution Control Revenue Bonds (Oglethorpe Power
  Project) Series 1994A/(Credit Local de France SBPA
  & FGIC Insurance)(d)
  4.00%, 01/07/97                                         23,100          23,100

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Cherokee County, Georgia Development Authority
  Industrial Development Revenue Bonds (Universal
  Alloy Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                        $ 5,500         $ 5,500
Cobb County, Georgia Housing Authority Multi-Family
  Housing Revenue Bonds (Walton Green Project)/
  (Wachovia Bank LOC)
  4.25%, 01/07/97                                         14,000          14,000
Cobb County, Georgia Housing Authority Multi-Family
  Housing Revenue Bonds (Williamstown Apartment
  Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          2,000           2,000
Dekalb County, Georgia Development Authority
  Industrial Development Revenue Bonds (Park North
  Business Center Project)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          5,140           5,140
Dekalb County, Georgia Development Authority
  Industrial Development Revenue Bonds (Siemens
  Energy, Inc. Project)/(Siemens A.G. Guaranty)
  4.20%, 01/07/97                                          3,750           3,750
Dekalb County, Georgia Development Authority Revenue
  Bonds (American Cancer Society)/(Trust Company
  Bank LOC)
  4.15%, 01/07/97                                          1,975           1,975
Dekalb County, Georgia Housing Authority Multi
  Family Housing Revenue Bonds (Wood Hills Apartment
  Project)/(Bank of Montreal LOC)
  4.15%, 01/07/97                                          5,250           5,250
Dekalb, Georgia Private Hospital Authority Revenue
  Anticipation Certificates (Egleston Childs
  Hospital/ Emory University) Series 1994A & B4/
  (Trust Bank of Atlanta LOC)
  3.70%, 01/07/97                                          7,000           7,000
Douglas County, Georgia Development Authority
  Industrial Development Revenue Bonds (Mima Inc.
  Project)/(Wachovia Bank LOC)
  4.10%, 01/07/97                                          4,300           4,300
Fulton County, Georgia Development Authority Revenue
  Adjusting Bonds (Woodruff Arts Center)/(Wachovia
  Bank LOC)
  4.15%, 01/07/97                                         22,500          22,500
Laurens County, Georgia Development Authority Solid
  Waste Disposal Revenue Bonds (Southeast Paper Co.
  Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                         25,000          25,000
Municipal Gas Authority of Georgia Gas Portfolio II
  Series 1996-4/(Credit Suisse LOC)
  3.90%, 01/07/97                                         10,000          10,000

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
                                                          Par           Value
                                                        --------     -----------
Richmond County, Georgia Industrial Development
  Authority Revenue Bonds (BOK Group Project)/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                        $ 5,000        $  5,000
Rockmart, Georgia Industrial Development Authority
  Revenue Bonds (CW Matthews Contracting)/(Wachovia
  Bank LOC)
  4.25%, 01/07/97                                          2,000           2,000
Roswell, Georgia Housing Authority Multi Family
  Housing Revenue Bonds (Gables Realty Wood Crossing
  Project)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                         11,650          11,650
Savannah, Georgia Economic Development Authority
  Revenue Bonds (Home Depot Project)/(Trust Company
  Bank LOC)
  4.20%, 01/07/97                                          5,000           5,000
Smyrna, Georgia Housing Authority Multi Family
  Housing Revenue Bonds (Walton Park LP
  Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          8,000           8,000
Villa Rica, Georgia Industrial Development Revenue
  Bonds (Lowes Home Centers, Inc. Project)/(Wachovia
  Bank LOC)
  4.15%, 01/07/97                                            800             800
Worth County, Georgia Industrial Development
  Authority Revenue Refunding Bonds (Seabrook
  Project) Series 1996B/(Sun Bank LOC)
  4.25%, 01/07/97                                          1,400           1,400
                                                                         -------
                                                                         180,105
                                                                         -------
HAWAII--1.34%
Hawaii State Department of Budget & Finance Special
  Purpose Mortgage Revenue Bonds (Adventist Health
  System West)/(Union Bank of California LOC)
  4.05%, 01/07/97                                          3,100           3,100
Hawaii State Housing Finance & Development Corp.
  Multi Family Housing Revenue Bonds (Nani Mauna Loa
  Project) Series 1995A/(Citibank LOC)
  4.25%, 01/07/97                                          3,900           3,900
Hawaii State Housing Finance & Development Corp.
  Multi Family Housing Revenue Bonds (Rental Housing
  System) Series 1990A/(IBJ LOC)
  4.20%, 01/07/97                                         21,600          21,600
Hawaii State Housing Finance & Development Corp.
  Multi Family Housing Revenue Bonds (Rental Housing
  System) Series 1990B/(IBJ LOC)
  4.20%, 01/07/97                                         19,400          19,400

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Honolulu, Hawaii City & County Multi Family Housing
  Revenue Bonds (Hale Kua Gardens Project) Series A/
  (Bank of Tokyo-Mitsubishi LOC)
  4.25%, 01/07/97                                        $ 5,120         $ 5,120
Honolulu, Hawaii City & County Multi Family Housing
  Revenue Bonds (Iolani Regents Project) Series
  1990A/ (Bank of Hawaii LOC)
  4.35%, 01/07/97                                          9,225           9,225
                                                                          ------
                                                                          62,345
                                                                          ------
ILLINOIS--8.84%
Aurora, Kane, & Dupage Counties, Illinois Industrial
  Development Revenue Bonds (North American Plastics
  Corp.)/(First of America Bank Illinois LOC)
  4.45%, 01/07/97                                          5,400           5,400
Centralia, Illinois Industrial Development Authority
  Revenue Bonds (Hollywood Brands Project)/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,500           4,500
Chicago, Illinois Industrial Development Revenue
  Bonds (Morse Automotive) Series 1995/(American
  National Bank & Trust LOC)
  4.29%, 01/07/97                                          2,800           2,800
Chicago, Illinois O'Hare International Airport
  Revenue Bonds (General Airport Second Lien) Series
  1994C/ (Societe Generale LOC)
  4.25%, 01/07/97                                         11,900          11,900
  4.15%, 01/07/97                                         11,800          11,800
Chicago, Illinois O'Hare International Airport
  Revenue Bonds (General Airport Second Lien) Series
  A/ (Westpac Banking Corp. LOC)
  4.15%, 01/07/97                                         15,800          15,800
Chicago, Illinois O'Hare International Airport
  Revenue Bonds Adjustable Convertible Extendable
  Securities (General Airport Second Lien) Series
  B-1/(Sanwa Bank LOC)
  4.20%, 01/07/97                                          9,800           9,800
Chicago, Illinois O'Hare International Airport
  Revenue Bonds Adjustable Convertible Extendable
  Securities (General Airport Second Lien) Series
  B-2/(Sanwa Bank LOC)
  4.20%, 01/07/97                                          9,800           9,800
Illinois Development Finance Authority Hospital
  Revenue Bonds (Palos Community Hospital) Series
  1994-1/ (Credit Suisse SBPA)
  4.15%, 01/07/97                                         33,700          33,700

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Illinois Development Finance Authority Hospital
  Revenue Bonds (Palos Community Hospital) Series
  1994-2/(Credit Suisse SBPA)
  4.15%, 01/07/97                                        $ 7,500         $ 7,500
Illinois Development Finance Authority Industrial
  Development Revenue Bonds (Chicago Corrugated Box
  Co.) Series 1996/(American National Bank & Trust
  Co. LOC)
  4.29%, 01/07/97                                          1,500           1,500
Illinois Development Finance Authority Industrial
  Development Revenue Bonds (Knead Dough Baking
  Co.)/(Bank of America LOC)
  4.25%, 01/07/97                                          8,240           8,240
Illinois Development Finance Authority Industrial
  Development Revenue Bonds (Molding Project)/
  (Northern Trust LOC)
  4.40%, 01/07/97                                          1,100           1,100
Illinois Development Finance Authority Industrial
  Development Revenue Bonds (Pekin Paperboard Co.
  LP) Series 1994/(Northern Trust LOC)
  4.40%, 01/07/97                                          5,500           5,500
Illinois Development Finance Authority Industrial
  Development Revenue Bonds (SMF, Inc. Project)
  Series A
  4.15%, 01/07/97                                          2,295           2,295
Illinois Development Finance Authority Presbyterian
  Home Lake Series 1996A/(Lasalle National Bank LOC)
  4.20%, 01/07/97                                         21,000          21,000
Illinois Development Finance Authority Residential
  Rental Revenue Bonds (F.C. Harris Pavillion
  Project) Series 1994/(FNMA Collateral Investment
  Agreement)
  4.10%, 01/07/97                                          1,000           1,000
Illinois Development Finance Authority Revenue Bonds
  (Rich Graphics Corp. Project) Series 1996/
  (American National Bank & Trust Co. LOC)
  4.29%, 01/07/97                                          3,200           3,200
Illinois Development Finance Authority Revenue Bonds
  (Village Oak Park Residence)/(Firstar Bank,
  Milwaukee LOC)
  4.30%, 01/07/97                                          2,260           2,260
Illinois Educational Facility Authority Revenue
  Bonds (Chicago Historical Society)/(Bank of Tokyo-
  Mitsubishi LOC)
  4.20%, 01/07/97                                          8,200           8,200
Illinois Educational Facility Authority Revenue
  Bonds (Chicago Zoological Society, Brookfield Zoo)
  Series B/(Chase Bank LOC)
  4.25%, 01/07/97                                          2,200           2,200

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Illinois Educational Facility Authority Revenue
  Bonds (Illinois Institute of Technology) Series
  1990A/(Harris Trust & Savings Bank & Northern
  Trust LOC)
  4.20%, 01/07/97                                        $11,100         $11,100
Illinois Educational Facility Authority Revenue
  Bonds (Northwestern University)/(FNB Chicago SBPA)
  4.25%, 01/07/97                                         22,200          22,200
Illinois Health Facility Authority Revenue Bonds
  (Bensenville Home Society) Series 1989A/(American
  National Bank & Trust Co. LOC)
  4.10%, 01/07/97                                          2,450           2,450
Illinois Health Facility Authority Revenue Bonds
  (Highland Park Hospital) Series 1991B/(Swiss Bank
  LOC)
  4.00%, 01/07/97                                         11,000          11,000
Illinois Health Facility Authority Revenue Bonds
  (Hospital Sisters Services) Series E/(MBIA
  Insurance & Morgan Guaranty Trust SBPA)
  4.15%, 01/07/97                                          4,300           4,300
Illinois Health Facility Authority Revenue Bonds
  (Ingalls Memorial Hospital) Series 1985C/(Lasalle
  National Bank LOC)
  4.15%, 01/07/97                                          1,100           1,100
Illinois Health Facility Authority Revenue Bonds
  (Revolving Fund Pooled Loan) Series 1985C/(FNB
  Chicago LOC)
  4.15%, 01/07/97                                          6,000           6,000
Illinois Health Facility Authority Revenue Bonds
  (Revolving Fund Pooled Loan) Series 1985D/(FNB
  Chicago LOC)
  4.15%, 01/07/97                                         20,000          20,000
Illinois Health Facility Authority Revenue Bonds
  (Streeterville Corp.) Series A/(FNB Chicago LOC)
  4.20%, 01/07/97                                         14,400          14,400
Illinois Health Facility Authority Revenue Bonds
  (Washington & Jane Smith Home) Series 1991/
  (Comerica Bank LOC)
  4.25%, 01/07/97                                          2,800           2,800
Illinois State Toll Highway Authority Revenue Bonds
  Series B/(MBIA Insurance & Societe Generale SBPA)
  4.00%, 01/07/97                                         65,900          65,900
Kane County, Illinois Revenue Bonds (Glenwood School
  for Boys)/(Harris Trust & Savings Bank LOC)
  4.20%, 01/07/97                                          9,000           9,000

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Lombard, Illinois Industrial Development Revenue
  Refunding Bonds (B & H Partnership Project)/
  (Comerica Bank LOC)
  4.38%, 01/07/97                                        $ 1,850        $  1,850
McHenry County, Illinois Industrial Development
  Authority Revenue Refunding Bonds (Dean Foods
  Co.)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          2,675           2,675
New Lenox, Illinois Industrial Development Revenue
  Bonds (Panduit Corp. Project)/(Commerzbank
  AG LOC)
  4.35%, 01/07/97                                          4,400           4,400
Oak Forest, Illinois Revenue Bonds (Homewood Pool)
  Series 1989/(FNB Chicago LOC)
  4.20%, 01/07/97                                         37,000          37,000
Rockford, Illinois Industrial Development Revenue
  Bonds (Industrial Welding Supply, Inc.
  Project)/(American National Bank & Trust Co. LOC)
  4.29%, 01/07/97                                          2,000           2,000
Upper Illinois River Valley Development Authority
  Bonds (Exolon Esk Co.)/(Chase Manhattan LOC)
  4.40%, 01/07/97                                          4,405           4,405
Wheeling, Illinois Manufacturing Refunding Revenue
  Bonds (Woodland Creek II) Series 1990/(FSA
  Insurance & Barclays Bank PLC SBPA)
  4.20%, 01/07/97                                         17,655          17,655
Yorkville, Illinois Industrial Development Revenue
  Bonds (F.E. Wheaton & Co. Project) Series
  1996/(American National Bank & Trust LOC)
  4.29%, 01/07/97                                          1,600           1,600
                                                                         -------
                                                                         411,330
                                                                         -------
INDIANA--0.36%
Crawfordsville, Indiana Industrial Development
  Revenue Bonds (National Service Industries
  Project)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,000           4,000
Hammond, Indiana Economic Development Revenue Bonds
  (Lear Seating Corp. Project) Series 1994/(Chase
  Manhattan Bank LOC)
  3.90%, 01/07/97                                          8,500           8,500
Indianapolis, Indiana Economic Development Authority
  Revenue Bonds (Herff-Jones, Inc. Project)/
  (Wachovia Bank LOC)
  4.40%, 01/07/97                                          4,100           4,100
                                                                         -------
                                                                          16,600
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
IOWA--0.09%
Iowa Higher Education Loan Authority Revenue Bonds
  (Adjustable Convertible Extendable Securities
  Education Loan Private College Facility)/(MBIA
  Insurance & Dai-Ichi Kangyo Bank SBPA)
  4.10%, 01/07/97                                        $ 4,100         $ 4,100
                                                                          ------
KANSAS--0.14%
Kansas City, Kansas Industrial Revenue Bonds (Owen
  Industries, Inc. Project) Series 1987/(Sanwa Bank
  LOC)
  4.40%, 01/07/97                                          1,800           1,800
Wichita, Kansas Airport Facilities Revenue Bonds
  (Flightsafety International, Inc.)/(Wachovia Bank
  LOC)
  4.25%, 01/07/97                                          3,000           3,000
Wichita, Kansas Health Facilities Authority Revenue
  Bonds (CSJ Health System) Series XXV/(Sumitomo
  Bank LOC)
  4.30%, 01/07/97                                          1,900           1,900
                                                                          ------
                                                                           6,700
                                                                          ------
KENTUCKY--1.30%
Kentucky Higher Education Student Loan Corp. Revenue
  Bonds Series 1996A/(MBIA Insurance & Landesbank
  Hessen-Thuringen Girozentrale SBPA)
  4.25%, 01/07/97                                          8,400           8,400
Lebanon, Kentucky Industrial Development Revenue
  Bonds (Wallace Computer Services, Inc.)/(Wachovia
  Bank LOC)
  4.30%, 01/07/97                                          5,000           5,000
Mason County, Kentucky Pollution Control Finance
  Authority Revenue Bonds (East Kentucky Power
  Corp.) Series 1984B-1/(N.R.U.-C.F.C. Guaranty)
  4.15%, 01/07/97                                         12,250          12,250
Mayfield, Kentucky Multi City Lease Revenue Bonds
  (League of Cities Funding Trust)/(PNC Bank LOC)
  4.30%, 01/07/97                                         18,000          18,000
Maysville, Kentucky Industrial Building Revenue
  Bonds (Green Tokai Building)/(Bank of America LOC)
  4.30%, 01/07/97                                          5,740           5,740
Murray, Kentucky Industrial Development Authority
  Revenue Bonds (Dean Foods Co.)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          6,000           6,000

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Owensboro, Kentucky Limited Obligation Revenue Bonds
  (Dart Polymers, Inc. Project) Series 1985A/
  (National Westminster Bank PLC LOC)
  3.85%, 01/07/97                                        $ 1,900        $  1,900
Wilson County, Kentucky Industrial Development Board
  Revenue Bonds (Perma Pipe Project)/(Harris Trust &
  Savings Bank LOC)
  4.40%, 01/01/97                                          3,150           3,150
                                                                         -------
                                                                          60,440
                                                                         -------
LOUISIANA--3.06%
De Soto Parish, Louisiana Pollution Control
  Financing Authority Revenue Refunding Bonds
  (Central Louisiana Electric Co.) Series
  1991A/(Swiss Bank LOC)
  4.05%, 01/07/97                                            400             400
De Soto Parish, Louisiana Pollution Control
  Financing Authority Revenue Refunding Bonds
  (Central Louisiana Electric Co.) Series
  1991B/(Swiss Bank LOC)
  4.05%, 01/07/97                                         15,000          15,000
Louisiana Offshore Terminal Authority Deepwater Port
  Refunding Revenue Bonds/(Union Bank of Switzerland
  LOC)
  4.10%, 01/07/97                                         21,720          21,720
Louisiana Public Facilities Authority Hospital
  Revenue Bonds (Willis Knighton Medical
  Project)/(AMBAC Insurance & Mellon Bank SBPA)
  4.20%, 01/07/97                                         17,960          17,960
New Orleans, Louisiana Aviation Board Revenue Bonds
  (Passenger Facility Charge Projects) Series 1994/
  (Banque Paribas & Canadian Imperial Bank of
  Commerce LOC)
  4.40%, 01/07/97                                          6,300           6,300
New Orleans, Louisiana Aviation Board Revenue Bonds
  Series B/(MBIA Insurance & IBJ SBPA)
  4.10%, 01/07/97                                         72,820          72,820
Rapides Parish, Louisiana Industrial Development
  Board Pollution Control Revenue Refunding Bonds
  (Central Louisiana Electric Co.) Series
  1991/(Swiss Bank LOC)
  4.05%, 01/07/97                                          8,150           8,150
                                                                         -------
                                                                         142,350
                                                                         -------
MAINE--0.22%
Regional Waste System, Inc. Maine Solid Waste
  Resource Recovery Revenue Bonds Series
  1993M/(Midland Bank PLC LOC)
  4.15%, 01/07/97                                          4,590           4,590

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Regional Waste System, Inc. Maine Solid Waste
  Resource Recovery Revenue Bonds Series
  1995O/(Midland Bank PLC LOC)
  4.15%, 01/07/97                                        $ 5,500        $  5,500
                                                                         -------
                                                                          10,090
                                                                         -------
MARYLAND--2.28%
Baltimore, Maryland Industrial Development Authority
  Revenue Bonds (City of Baltimore Capital
  Acquisition Program) Series 1986/(Dai-Ichi Kangyo
  Bank LOC)
  4.35%, 01/07/97                                         52,400          52,400
Maryland State Health & Higher Education Facility
  Authority Pooled Revenue Bonds (Kennedy Krieger)
  Series 1993D/(FNB Maryland LOC)
  4.25%, 01/07/97                                          2,000           2,000
Maryland State Health & Higher Education Facility
  Authority Revenue Bonds (Pooled Loan Program)
  Series 1985A/(FNB Chicago LOC)
  4.20%, 01/07/97                                          9,700           9,700
Maryland State Health & Higher Education Facility
  Authority Revenue Bonds (Pooled Loan Program)
  Series 1985B/(FNB Chicago LOC)
  4.25%, 01/07/97                                         16,100          16,100
Montgomery County, Maryland Housing Opportunity
  Commission Housing Revenue Bonds (Draper Lane)
  Series 1991I/(FGIC Insurance & Barclays Bank PLC
  SBPA)
  4.20%, 01/07/97                                         16,500          16,500
Northeast Maryland Waste Disposal Authority Resource
  Recovery Revenue Bonds (Hartford County)/(AMBAC
  Insurance & Credit Local de France SBPA)
  4.00%, 01/07/97                                          9,600           9,600
                                                                         -------
                                                                         106,300
                                                                         -------
MASSACHUSETTS--0.02%
Massachusetts Health and Education Facility
  Authority Capital Assets Program Series
  1985D/(MBIA Insurance & Credit Suisse SBPA)
  4.90%, 01/07/97                                            500             500
Massachusetts State Industrial Finance Agency
  Resource Recovery Revenue Refunding Bonds (Ogden
  Haverhill Project) Series 1992A/(Union Bank of
  Switzerland LOC)
  3.90%, 01/07/97                                            500             500
                                                                         -------
                                                                           1,000
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
MICHIGAN--0.21%
Grand Rapids Economic Development Corporation Series
  1991-A (Amway Hotel Corp. Project)/(ABN-Amro Bank
  N.V. LOC)
  3.95%, 01/07/97                                        $ 6,225         $ 6,225
Michigan State Strategic Fund Limited Obligation
  Revenue Bonds (Dean Foods Co. Project)/(Wachovia
  Bank LOC)
  4.25%, 01/07/97                                          3,500           3,500
                                                                          ------
                                                                           9,725
                                                                          ------
MINNESOTA--1.28%
Bloomington, Minnesota Port Authority Special Tax
  Revenue Bonds (Mall of America Project) Series
  1996B/(Credit Local de France SBPA)
  4.20%, 01/07/97                                          6,000           6,000
Bloomington, Minnesota Port Authority Tax Increment
  Revenue Refunding Bonds (Mall of America) Series
  1995A/(Credit Local de France SBPA & FSA
  Insurance)
  4.20%, 01/07/97                                         25,000          25,000
Hennepin County, Minnesota Unlimited General
  Obligation Notes Series 1996C
  4.30%, 01/07/97                                          5,750           5,750
Hennepin County, Minnesota General Obligation Bonds
  Series 1995C
  4.15%, 01/07/97                                          3,500           3,500
Minnesota Agriculture & Economic Development Revenue
  Bonds (Evangelical Lutheran Project)/(Rabobank
  Nederland N.V. LOC)
  4.20%, 01/07/97                                          5,500           5,500
St. Paul, Minnesota Housing Redevelopment Authority
  Multi Family Housing Development Bonds (Multi City
  Joint Rental Housing Program) Series 1985A/(FHLB
  Des Moines LOC)
  4.25%, 01/07/97                                         13,900          13,900
                                                                          ------
                                                                          59,650
                                                                          ------
MISSISSIPPI--0.15%
Mississippi Business Financial Corp. Industrial
  Development Revenue Bonds (Omega Motion) Series
  1996/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          6,800           6,800
                                                                          ------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
MISSOURI--0.80%
Independence, Missouri Industrial Development
  Authority Revenue Bonds (Resthaven
  Project)/(Credit Local de France LOC)
  4.15%, 01/07/97                                        $ 9,640         $ 9,640
Mexico, Missouri Industrial Development Authority
  Revenue Bonds (ABP Midwest Manufacturing Project)
  Series 1995/(Royal Bank of Scotland LOC)
  4.30%, 01/07/97                                          7,300           7,300
Missouri State Development Finance Board Industrial
  Development Revenue Bonds (H.R. Williams Mill
  Supply Project) Series 1995/(Union Bank of
  Switzerland LOC)
  4.30%, 01/07/97                                          3,100           3,100
Missouri State Health & Education Facilities
  Authority Revenue Bonds (Barnes Hospital
  Project)/(Morgan Guaranty Trust LOC)
  4.00%, 01/07/97                                          6,400           6,400
St. Charles, Missouri Industrial Development
  Authority Revenue Bonds (Land Development Co.
  Project)/(Commerce Bank of St. Louis LOC)
  3.70%, 01/07/97                                          3,850           3,850
St. Charles, Missouri Industrial Development
  Authority Revenue Refunding Bonds (Casalon
  Apartments Project)/(Citibank LOC)
  4.25%, 01/07/97                                          3,100           3,100
Washington, Missouri Industrial Development
  Authority Revenue Bonds (Pauwels Transformer
  Project)/(Generale Bank LOC)
  4.40%, 01/07/97                                          3,900           3,900
                                                                          ------
                                                                          37,290
                                                                          ------
MONTANA--0.29%
Forsyth, Montana Pollution Control Financing
  Authority Revenue Bonds (Portland General Electric
  Coal Stripping Project) Series 1983B/(Swiss Bank
  LOC)
  4.15%, 01/07/97                                          6,500           6,500
Montana State Health Facility Authority Revenue
  Bonds (Health Care Pooled Loan Program) Series
  1985A/(FGIC Insurance & Norwest Bank of Minnesota
  SBPA)
  4.20%, 01/07/97                                          6,995           6,995
                                                                          ------
                                                                          13,495
                                                                          ------
NEVADA--0.80%
Clark County, Nevada Airport Improvement Revenue
  Refunding Bonds Series 1993A/(MBIA Insurance &
  National Westminster Bank PLC LOC)(d)
  4.00%, 01/07/97                                         32,931          32,931

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Nevada Housing Division Multi Family Housing Revenue
  Bonds Series 1989A/(FNMA LOC)
  4.25%, 01/07/97                                        $ 4,100         $ 4,100
                                                                          ------
                                                                          37,031
                                                                          ------
NEW HAMPSHIRE--0.17%
New Hampshire Higher Education & Health Facilities
  Authority Revenue Bonds (VHA New England, Inc.)
  Series 1985B/(AMBAC Insurance & FNB Chicago SBPA)
  4.00%, 01/07/97                                          1,000           1,000
New Hampshire State Housing Finance Authority Multi
  Family Housing Revenue Bonds (Fairways Project)
  Series 1994-1/(General Electric Capital Corp. LOC)
  4.20%, 01/07/97                                          7,000           7,000
                                                                          ------
                                                                           8,000
                                                                          ------
NEW JERSEY--0.13%
New Jersey State Turnpike Authority Revenue Bonds
  Series 1991D/(FGIC Insurance & Societe Generale
  SBPA)
  3.75%, 01/07/97                                          6,000           6,000
                                                                          ------
NEW MEXICO--0.44%
Albuquerque, New Mexico Airport Revenue Bonds
  Subordinated Lien Series 1996A/(Bayerische
  Landesbank Girozentrale LOC)
  4.10%, 01/07/97                                          4,500           4,500
Albuquerque, New Mexico Gross Receipts Lodgers Tax
  Adjustable Rate Tender Revenue Bonds Series 1994/
  (Canadian Imperial Bank of Commerce LOC)
  4.10%, 01/07/97                                            700             700
Belen, New Mexico Industrial Development Revenue
  Bonds (Solo Cup, Inc. Project)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          3,250           3,250
New Mexico State Highway Commercial Revenue
  Subordinate Lien Bonds Series 1996/(Canadian
  Imperial Bank of Commerce LOC)
  3.70%, 01/07/97                                         12,000          12,000
                                                                          ------
                                                                          20,450
                                                                          ------
NEW YORK--1.64%
Nassau County, New York Industrial Development
  Agency Civic Facilities Revenue Bonds (Cold Spring
  Harbor Laboratory Project)/(Morgan Guaranty Trust
  LOC)
  4.90%, 01/01/97                                          4,100           4,100
New York City, New York General Obligation Bonds
  Series 1993 Subseries A-5/(Kredietbank LOC)
  5.00%, 01/01/97                                          2,115           2,115

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
New York City, New York General Obligation Bonds
  Series 1993 Subseries A-8/(Morgan Guaranty Trust
  LOC)
  5.00%, 01/01/97                                          $  15           $  15
New York City, New York General Obligation Bonds
  Series 1994 Subseries A-9/(Morgan Guaranty Trust
  LOC)
  4.05%, 01/07/97                                          2,310           2,310
New York City, New York General Obligation Bonds
  Series 1994 Subseries B-2/(Bank Austria AG SBPA &
  MBIA Insurance)
  5.00%, 01/01/97                                            400             400
New York City, New York General Obligation Bonds
  Series 1995 Subseries B-10/(Union Bank of
  Switzerland LOC)
  4.05%, 01/07/97                                          3,900           3,900
New York City, New York General Obligation Bonds
  Series 1995 Subseries B-8/(Bayerishe Landesbank
  Girozentrale LOC)
  4.05%, 01/07/97                                          2,700           2,700
New York City, New York Housing Development Corp.
  Multi Family Housing Mortgage Revenue Bonds
  (Tribeca Towers Project) Series 1994a/(FNMA
  Collateral Investment Agreement)
  4.05%, 01/07/97                                          4,800           4,800
New York City, New York Housing Development Corp.
  Special Obligation Revenue Bonds (East 96th Street
  Project) Series 1990A/(Bank of Tokyo-Mitsubishi
  LOC)
  4.00%, 01/07/97                                          9,200           9,200
New York State Dormitory Authority Revenue Bonds
  (Masonic Hall Asylum)/(AMBAC Insurance & Credit
  Local de France LOC)
  3.80%, 01/07/97                                          1,700           1,700
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project)/(Toronto-Dominion
  Bank LOC)
  4.00%, 01/07/97                                            500             500
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project) Series 1993A/
  (Toronto-Dominion Bank LOC)
  4.05%, 01/07/97                                            100             100
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project) Series 1994A/(Union
  Bank of Switzerland LOC)
  4.00%, 01/07/97                                          3,000           3,000

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
New York State Energy Research & Development
  Authority Pollution Control Refunding Revenue
  Bonds (Orange & Rockland Utilities, Inc. Project)
  Series 1994A/(Societe Generale SBPA & FGIC
  Insurance)
  3.80%, 01/07/97                                        $ 2,100         $ 2,100
New York State Energy Research & Development
  Authority Pollution Control Revenue Refunding
  Bonds (Niagara Mohawk Power Project) Series 1985A/
  (Toronto-Dominion Bank LOC)
  4.70%, 01/01/97                                            100             100
New York State Job Development Authority Special
  Purpose Bonds Series A-1 Thru A-25/(State of New
  York Guaranty & Sumitomo Bank LOC)
  5.00%, 01/01/97                                            700             700
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1993A/(Credit Suisse & Union
  Bank of Switzerland LOC)
  3.75%, 01/07/97                                          3,000           3,000
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1994B/(Credit Suisse LOC)
  4.00%, 01/07/97                                         15,100          15,100
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1995F/(Toronto-Dominion Bank
  LOC)
  4.00%, 01/07/97                                          7,300           7,300
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1995G/(National Westminster
  Bank PLC LOC)
  3.85%, 01/07/97                                          4,300           4,300
Triborough Bridge & Tunnel Authority, New York
  Special Obligation Bridge Revenue Bonds Series
  1994/(FGIC SPA & FGIC Insurance)
  4.00%, 01/07/97                                          6,400           6,400
Yonkers, New York Industrial Development Authority
  Civic Facilities Revenue Bonds (Consumers Union
  Facility Project)/(AMBAC Insurance & Credit Local
  de France SBPA)
  3.90%, 01/07/97                                          2,500           2,500
                                                                          ------
                                                                          76,340
                                                                          ------
NORTH CAROLINA--1.76%
North Carolina Medical Care Community Hospital
  Revenue Bonds (Moses H. Cone Memorial Hospital
  Project)
  4.15%, 01/07/97                                         23,000          23,000
North Carolina Medical Care Community Hospital
  Revenue Bonds (Pooled Equipment Finance Project)/
  (MBIA Insurance & Banque Paribas SBPA)
  3.35%, 01/07/97                                            600             600

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Wake County, North Carolina Industrial Facility &
  Pollution Control Financing Authority Revenue
  Bonds (Carolina Power & Light) Series 1985B/
  (Sumitomo Bank LOC)
  4.20%, 01/07/97                                        $ 2,900         $ 2,900
Wake County, North Carolina Industrial Facility &
  Pollution Control Financing Authority Revenue
  Bonds (Carolina Power & Light) Series 1985C/
  (Sumitomo Bank LOC)
  4.20%, 01/07/97                                         55,050          55,050
Wake County, North Carolina Pollution Control
  Revenue Bonds (Carolina Power & Light)/(Sumitomo
  Bank LOC)
  5.05%, 01/01/97                                            400             400
                                                                          ------
                                                                          81,950
                                                                          ------
NORTH DAKOTA--0.43%
Mercer County, North Dakota National Rural Utility
  Pollution Control Revenue Bonds (Basin Electric
  Power Cooperative Antelope Project) Series 1984C/
  (N.R.U.-C.F.C. Guaranty)
  4.15%, 01/07/97                                          8,010           8,010
Richland County, North Dakota Industrial Development
  Revenue Bonds (Minn-Dak Farmers Co-Op) Series
  1986B/(Norwest Bank LOC)
  4.40%, 01/07/97                                          1,000           1,000
Richland County, North Dakota Solid Waste Disposal
  Revenue Bonds (Minn-Dak Farmers Co-Op) Series
  1996A/(Norwest Bank LOC)
  4.40%, 01/07/97                                         11,000          11,000
                                                                          ------
                                                                          20,010
                                                                          ------
OHIO--0.56%
Columbus, Ohio Electric System Revenue Bonds Series
  1984/(Union Bank of Switzerland LOC)
  3.35%, 01/07/97                                          6,580           6,580
Columbus, Ohio General Obligation Bonds Series
  1995-1/(Westdeutsche Landesbank SBPA)
  4.00%, 01/07/97                                         14,800          14,800
Ohio Air Quality Development Authority Revenue Bonds
  (JMG Funding, LP) Series 1994A/(Societe Generale
  LOC)
  4.15%, 01/07/97                                          2,900           2,900

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Ohio Housing Finance Agency Multi Family Housing
  Revenue Bonds (Kenwood Congregate Retirement
  Community) Series 1985/(Morgan Guaranty Trust LOC)
  3.50%, 01/07/97                                        $ 2,000         $ 2,000
                                                                          ------
                                                                          26,280
                                                                          ------
OKLAHOMA--0.66%
Muldrow, Oklahoma Public Works Authority Industrial
  Development Revenue Bonds (Oklahoma Foods
  Project)/(Rabobank Nederland N.V. LOC)
  4.20%, 01/07/97                                          6,300           6,300
Oklahoma City, Oklahoma Industrial & Cultural
  Facilities Revenue Bonds (Oklahoma Christian
  College)/(Sumitomo Bank LOC)
  4.38%, 01/02/97                                          9,000           9,000
Oklahoma Development Financing Authority Revenue
  Bonds (Shawnee Funding Ltd)/(Bank of Nova Scotia
  LOC)
  4.25%, 01/07/97                                          4,000           4,000
Oklahoma State Student Loan Authority Student Loan
  Revenue Bonds Series 1996A/(SLMA LOC)
  4.15%, 01/01/97                                         10,000          10,000
Tulsa, Oklahoma Industrial Development Authority
  Revenue Bonds (Hillcrest Medical Center) Series
  1988/(Bank of Tokyo-Mitsubishi LOC)
  4.15%, 01/07/97                                            670             670
Tulsa, Oklahoma Industrial Development Authority
  Revenue Bonds (Thomas & Betts Project) Series
  1991/(Wachovia Bank LOC)
  4.25%, 01/07/97                                            700             700
                                                                          ------
                                                                          30,670
                                                                          ------
OREGON--1.13%
Medford, Oregon Hospital Facility Authority Revenue
  Bonds (Rogue Valley Manor Project) Series 1985/
  (Banque Paribas LOC)
  4.45%, 01/07/97                                          7,700           7,700
Oregon State Economic Development Commission
  Economic & Industrial Development Revenue Bonds/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,100           4,100
Oregon State General Obligation Notes Series 1973F/
  (Bank of Tokyo-Mitsubishi LOC)
  4.00%, 01/07/97                                         11,185          11,185
Oregon State General Obligation Notes Series 1973H/
  (Bank of Tokyo-Mitsubishi LOC)
  4.00%, 01/07/97                                         24,700          24,700

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Port of Portland, Oregon Industrial Development
  Revenue Bonds (Schnitzer Steel Project)/(Comerica
  Bank LOC)
  3.15%, 01/07/97                                        $ 5,000        $  5,000
                                                                         -------
                                                                          52,685
                                                                         -------
PENNSYLVANIA--2.39%
Emmaus, Pennsylvania General Authority Revenue Bonds
  (FSA Insurance & Credit Suisse SBPA)
  5.00%, 01/07/97                                         40,000          40,000
Montgomery County, Pennsylvania Industrial
  Development Authority Revenue Bonds (Seton Medical
  Supply Co. Project)/(Banque Paribas LOC)
  3.50%, 01/07/97                                          5,500           5,500
Pennsylvania Energy Development Authority Revenue
  Bonds (B & W Ebensberg Project) Series 1986/(Swiss
  Bank LOC)
  4.10%, 01/07/97                                          2,050           2,050
Pennsylvania Higher Education Assistance Student
  Loan Adjustable Rate Tender Revenue Bonds/(SLMA
  LOC)
  4.25%, 01/07/97                                          8,500           8,500
Quakertown, Pennsylvania Hospital Authority Revenue
  Bonds (Hospital Pooled Financing Group) Series
  1985/(PNC Bank LOC)
  4.15%, 01/07/97                                         15,000          15,000
Quakertown, Pennsylvania General Authority Revenue
  Pooled Bonds Financing Program Series 1996A/(PNC
  Bank LOC)
  3.15%, 01/07/97                                         17,200          17,200
Sayre, Pennsylvania Health Care Facilities Authority
  Revenue Bonds (VHA Capital Finance Revenue) Series
  1985B/(AMBAC Insurance & FNB Chicago SBPA)
  4.00%, 01/07/97                                          6,700           6,700
Sayre, Pennsylvania Health Care Facilities Authority
  Revenue Bonds (VHA Capital Finance Revenue) Series
  1985F/(AMBAC Insurance & FNB Chicago SBPA)
  4.00%, 01/07/97                                          4,100           4,100
Washington County, Pennsylvania Higher Education
  Authority Revenue Bonds (Pooled Equipment Lease)/
  (Sanwa Bank LOC)
  4.15%, 01/07/97                                         12,100          12,100
                                                                         -------
                                                                         111,150
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
RHODE ISLAND--0.04%
Rhode Island Student Loan Authority Higher Education
  Revenue Bonds Series 1995-1/(National Westminster
  Bank PLC LOC)
  4.15%, 01/07/97                                        $ 2,000         $ 2,000
                                                                          ------
SOUTH CAROLINA--0.62%
Dorchester County, South Carolina Pollution Control
  Revenue Bonds (BOC Group Inc.)/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          2,000           2,000
Greenville County, South Carolina Industrial
  Development Revenue Bonds (Quality Thermoforming
  Project)/(South Carolina National Bank LOC)
  4.25%, 01/07/97                                          1,100           1,100
South Carolina Economic Development Authority
  Hospital Facility Revenue Bonds (Sanders Brothers
  Construction)/(Wachovia Bank LOC)
  4.25%, 01/07/97                                          3,500           3,500
South Carolina Jobs Economic Development Authority
  Economic Development Revenue Bonds (Electric City
  Printing Project)/(Wachovia Bank of North Carolina
  LOC)
  4.25%, 01/07/97                                          3,200           3,200
South Carolina Jobs Economic Development Authority
  Hospital Facilities Revenue Bonds (Baptist Health
  Care System)/(Credit Local de France LOC)
  4.00%, 01/07/97                                         10,600          10,600
South Carolina Jobs Economic Development Authority
  Industrial Development Revenue Bonds (Ado Corp.
  Project)/(South Carolina National Bank LOC)
  4.25%, 01/07/97                                            400             400
South Carolina State Port Authority Revenue Bonds
  (Junior Lien)/(South Carolina National Bank Line
  of Credit)
  4.20%, 01/07/97                                          3,300           3,300
Spartanburg County, South Carolina Industrial
  Development Authority Revenue Bonds (Bemis, Inc.)/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,750           4,750
                                                                          ------
                                                                          28,850
                                                                          ------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
SOUTH DAKOTA--0.34%
South Dakota State Health & Education Facilities
  Authority Revenue Bonds (McKenna Hospital) Series
  1994/(Banque Paribas SBPA & MBIA Insurance)
  4.20%, 01/07/97
                                                         $16,000         $16,000
                                                                          ------
TENNESSEE--2.36%
Chattanooga, Tennessee Health Education & Housing
  Facility Board Revenue Bonds (Baylor School
  Project)/(Sun Bank LOC)
  4.15%, 01/07/97                                          1,700           1,700
Metropolitan Nashville & Davidson County, Tennessee
  Health & Education Facility Board Revenue Bonds
  Series A/(FGIC Insurance & Barclays Bank PLC Line
  of Credit)
  4.15%, 01/07/97                                          1,200           1,200
Metropolitan Nashville & Davidson County, Tennessee
  Industrial Development Multi Family Housing
  Revenue Bonds (Arbor Crest Apartments) Series
  1985B/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,000           4,000
Metropolitan Nashville & Davidson County, Tennessee
  Industrial Development Multi Family Housing
  Revenue Bonds (Arbor Knoll Apartments) Series
  1985A/(Wachovia Bank LOC)
  4.15%, 01/07/97                                          1,000           1,000
Metropolitan Nashville & Davidson County, Tennessee
  Industrial Development Multi Family Housing
  Revenue Bonds (Western Hills Apartments)/
  (Sumitomo Bank LOC)
  4.50%, 01/07/97                                          7,035           7,035
Montgomery County, Tennessee Public Building
  Authority Pooled Financing Revenue County Loans/
  (NationsBank LOC)
  4.30%, 01/07/97                                         25,000          25,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1995C-1/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          4,000           4,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1995C-2/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          4,600           4,600

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1995E-3/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                        $ 3,000        $  3,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996A-2/(AMBAC Insurance & Kredeitbank SBPA)
  4.15%, 01/07/97                                          7,000           7,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996C-3/(AMBAC Insurance & Kredietbank SBPA)(d)
  4.15%, 01/07/97                                         10,000          10,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996D-1/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          3,430           3,430
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996E-1/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          7,150           7,150
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996E-4/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          3,000           3,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996E-5/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          1,750           1,750
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996F-1/(AMBAC Insurance & Kredietbank SBPA)(d)
  4.15%, 01/07/97                                          9,000           9,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996F-2/(AMBAC Insurance & Kredietbank SBPA)(d)
  4.15%, 01/07/97                                          9,000           9,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  1996G/(AMBAC Insurance & Kredietbank SBPA)
  4.15%, 01/07/97                                          7,000           7,000
Sevier County, Tennessee Public Building Authority
  Local Government Public Improvement Bonds Series
  II-C/(AMBAC Insurance & Kredietbank SBPA)
  3.00%, 01/07/97                                          1,100           1,100
                                                                         -------
                                                                         109,965
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
TEXAS -- 4.97%
Amarillo, Texas Health Facilities Corp. Hospital
  Revenue Bonds (High Plains Baptist Hospital)
  Series 1985/(Banque Paribas LOC)
  4.35%, 01/07/97                                        $ 9,300         $ 9,300
Bexar County, Texas Health Facilities Development
  Corp. Revenue Bonds (Chandler Memorial Home
  Project) Series 1995/(Banc One LOC)
  4.20%, 01/07/97                                          5,170           5,170
Capital, Texas Industrial Development Corp. Revenue
  Bonds (National Service Industries Project)/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                          4,950           4,950
Central Waco, Texas Development Corp. Industrial
  Development Revenue Bonds (H.E. Butt Grocery)-
  (Texas Commerce Bank LOC)
  4.15%, 01/07/97                                          3,330           3,330
Collin County, Texas Housing Finance Corp. Multi
  Family Housing Revenue Bonds (Huntington
  Apts.)/(Fleet Bank, N.A. LOC)
  4.26%, 01/07/97                                          6,150           6,150
Euless, Texas Industrial Development Authority
  Revenue Bonds (Ferguson Enterprises, Inc.)/
  (Wachovia Bank LOC)
  4.25%, 01/07/97                                          4,850           4,850
Hays, Texas Memorial Health Facilities Development
  Corp. Hospital Revenue Bonds (Central Texas
  Medical Center Project) Series 1990A/(Swiss Bank
  LOC)
  4.20%, 01/07/97                                          8,800           8,800
Hays, Texas Memorial Health Facilities Development
  Corp. Hospital Revenue Bonds (Central Texas
  Medical Center Project) Series 1990B/(Swiss Bank
  LOC)
  4.20%, 01/07/97                                         15,800          15,800
Lavaca-Navidad River Authority, Texas Water Supply
  System Contract Revenue Bonds (Formosa Plastics
  Corp. Project)/(Canadian Imperial Bank of Commerce
  LOC)
  4.30%, 01/07/97                                         13,900          13,900
Lower Neches Valley Authority, Texas Industrial
  Development Corp. Pollution Control Revenue Bonds
  (Mobil Corp. Neches River Treatment Project)
  Series 1994
  4.15%, 01/07/97                                         12,000          12,000
Midlothian, Texas Industrial Development Corp.
  Pollution Control Revenue Bonds (Box-Crow Co.
  Project)/(Union Bank of Switzerland LOC)
  4.50%, 01/07/97                                          1,400           1,400

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
North Texas Higher Education Authority Inc. Texas
  Student Loan Revenue Bonds Series 1987/(Credit
  Communal de Belgique LOC)
  4.10%, 01/07/97                                        $20,000         $20,000
North Texas Higher Education Authority Inc. Texas
  Student Loan Revenue Refunding Bonds Series 1996B/
  (AMBAC Insurance & SLMA SBPA)
  4.25%, 01/07/97                                          4,000           4,000
North Texas Higher Education Authority Inc. Texas
  Student Loan Revenue Refunding Bonds Series 1996D/
  (AMBAC Insurance & SLMA SBPA)
  4.25%, 01/07/97                                          4,000           4,000
Panhandle Plains, Texas Higher Education Loan
  Authority Student Loan Revenue Bonds Series 1992A/
  (SLMA LOC)
  4.10%, 01/07/97                                          9,800           9,800
Panhandle Plains, Texas Higher Education Loan
  Authority Student Loan Revenue Bonds Series 1993A/
  (SLMA LOC)
  4.10%, 01/07/97                                          4,500           4,500
Panhandle Plains, Texas Higher Education Loan
  Authority Student Loan Revenue Bonds Series 1995A/
  (SLMA LOC)
  4.10%, 01/07/97                                          5,000           5,000
Port Authority of Corpus Christi, Texas Neuces
  County Marine Terminal Revenue Bonds (Reynolds
  Metals Co.)/(Barclays Bank PLC LOC)
  4.60%, 01/07/97                                          3,100           3,100
Robertson County, Texas Industrial Development Corp.
  Industrial Development Revenue Bonds (Sanderson
  Farms Project) Series 1995/(Harris Trust & Savings
  Bank LOC)
  4.30%, 01/07/97                                          4,300           4,300
Silsbee, Texas Health Facilities Development Revenue
  Bonds (Silsbee Doctor's Hospital)/(Citibank LOC)
  4.25%, 01/07/97                                          2,500           2,500
Texas Health Facilities Development Corp. Adjustable
  Convertible Extendable Securities Revenue Bonds
  (North Texas Pooled Health) Series 1985B/(Banque
  Paribas LOC)
  4.35%, 01/07/97                                         19,900          19,900
Texas Small Business Industrial Development Corp.
  Industrial Development Revenue Bonds (Texas Public
  Facility Capital Access)/(Credit Suisse & National
  Westminster Bank PLC LOC)
  4.15%, 01/07/97                                         41,795          41,795

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Texas State Revenue Refunding Bonds (Veterans
  Housing Assistance Fund) Series 1995
  4.00%, 01/07/97                                        $23,600        $ 23,600
Trinity River Authority, Texas Pollution Control
  Revenue Bonds (Lafarge Corp. Project)/(Banque
  Nationale de Paris LOC)
  4.20%, 01/07/97                                          3,100           3,100
                                                                         -------
                                                                         231,245
                                                                         -------
VERMONT--0.09%
Vermont Education & Health Buildings Financing
  Agency Revenue Bonds (VHA New England) Series
  1985G/(AMBAC Insurance & FNB Chicago SBPA)
  4.00%, 01/07/97                                          4,240           4,240
                                                                         -------
VIRGINIA--0.28%
King George County, Virginia Industrial Development
  Authority Solid Waste Disposal Facility (Garnet of
  Virginia Project) Series 1996/(Morgan Guaranty
  Trust LOC)
  4.20%, 01/07/97                                          3,700           3,700
Lynchburg, Virginia Industrial Development Authority
  Hospital Facility Revenue Bonds (First Mortgage
  VHA/Mid-Atlantic States, Inc.) Series
  1985A/(AMBAC Insurance & Mellon Bank SBPA)
  4.00%, 01/07/97                                            500             500
Lynchburg, Virginia Industrial Development Authority
  Hospital Facility Revenue Bonds (First Mortgage
  VHA/Mid-Atlantic States, Inc.) Series
  1985B/(AMBAC Insurance & Mellon Bank SBPA)
  4.00%, 01/07/97                                            400             400
Lynchburg, Virginia Industrial Development Authority
  Hospital Facility Revenue Bonds (First Mortgage
  VHA/Mid-Atlantic States, Inc.) Series
  1985C/(AMBAC Insurance & Mellon Bank SBPA)
  4.00%, 01/07/97                                            600             600
Lynchburg, Virginia Industrial Development Authority
  Hospital Facility Revenue Bonds (First Mortgage
  VHA/Mid-Atlantic States, Inc.) Series
  1985F/(AMBAC Insurance & Mellon Bank SBPA)
  4.00%, 01/07/97                                          5,600           5,600
Virginia Small Business Finance Authority Industrial
  Development Revenue Bonds (Dong Sung America)/
  (First Union National Bank of North Carolina LOC)
  4.10%, 01/07/97                                          2,380           2,380
                                                                         -------
                                                                          13,180
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
WASHINGTON--1.08%
Pierce County, Washington Economic Development Bonds
  (McFarland Cascade Project)/(U.S. Bank of
  Washington LOC)
  4.60%, 01/07/97                                        $ 2,000         $ 2,000
Port of Kalama,Washington Public Corp. Port Facility
  Revenue (Con Agra, Inc. Project)/(Morgan Guaranty
  Trust LOC)
  4.00%, 01/07/97                                          6,100           6,100
Snohomish County, Washington Public Utilities
  District #1 Electric Revenue Bonds (Generation
  Systems)/(MBIA Insurance & IBJ SBPA)
  4.00%, 01/07/97                                         20,000          20,000
Spokane County, Washington Industrial Development
  Corp. Revenue Bonds (Metal Sales Manufacturing
  Corp.)/(Star Bank LOC)
  4.30%, 01/07/97                                          3,150           3,150
Washington State Health Care Facilities Authority
  Revenue Refunding Bonds (Sisters of St. Joseph of
  Peace) Series 1993/(MBIA Insurance & U.S. Bank of
  Washington SBPA)
  4.15%, 01/07/97                                         12,600          12,600
Washington State Housing Finance Commission Multi
  Family Mortgage Revenue Bonds (Canyon Lake II
  Project) Series 1993A/(U.S. Bank of Washington
  LOC)
  4.20%, 01/07/97                                          4,565           4,565
Washington State Housing Finance Commission Multi
  Family Mortgage Revenue Bonds (Canyon Lake II
  Project) Series 1994/(U.S. Bank of Washington LOC)
  5.00%, 01/01/97                                            735             735
Washington State Housing Finance Commission
  Non-Profit Housing Revenue Bonds (Snohomish YMCA)/
  (U.S. Bank of Washington LOC)
  4.75%, 01/01/97                                          1,000           1,000
                                                                          ------
                                                                          50,150
                                                                          ------
WEST VIRGINIA--0.05%
West Virginia State Hospital Finance Authority
  Hospital Revenue Bonds (St. Joseph's Hospital
  Project) Series 1987/(Bank of Tokyo-Mitsubishi
  LOC)
  4.15%, 01/07/97                                          2,100           2,100
                                                                          ------
WISCONSIN--0.66%
Chilton, Wisconsin Industrial Development Revenue
  Bonds (Kaytee Products Inc. Project) Series
  1995/(Bank One Milwaukee LOC)
  4.30%, 01/07/97                                          1,675           1,675

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Fairwater, Wisconsin Industrial Development Revenue
  Bonds (Dean Foods Co. Project) Series 1990/
  (Wachovia Bank LOC)
  4.15%, 01/07/97                                        $ 1,450       $   1,450
Lac Du Flambeau Band of Lake Superior, Wisconsin
  Special Obligation Revenue Bonds (Simpson Electric
  Co. Project) Series 1985/(Barclays Bank PLC LOC)
  4.15%, 01/07/97                                          6,100           6,100
Milwaukee, Wisconsin Redevelopment Authority
  Industrial Development Revenue Bonds (Field
  Container Corp. LP) Series 1994/(Northern Trust
  LOC)
  4.40%, 01/07/97                                          5,000           5,000
Prentice, Wisconsin Industrial Development Refunding
  Revenue Bonds (Blount, Inc.) Series 1992/(Morgan
  Guaranty Trust LOC)
  4.15%, 01/07/97                                          2,025           2,025
Sheboygan, Wisconsin Pollution Control Financing
  Authority Revenue Bonds (Wisconsin Power & Light
  Co.)
  4.60%, 01/07/97                                          1,000           1,000
Wisconsin State Health & Education Facilities
  Authority Revenue Bonds (Sinai Samaritan) Series
  1994A/(Marshall & Ilsley Bank LOC)
  4.20%, 01/07/97                                         13,415          13,415
                                                                       ---------
                                                                          30,665
                                                                       ---------
WYOMING--0.01%
Lincoln County, Wyoming Pollution Control Financing
  Authority Revenue Bonds (Exxon Corp. Project)
  Series 1987B
  5.10%, 01/01/97                                            500             500
                                                                       ---------
TOTAL VARIABLE RATE OBLIGATIONS                                       2,792,886
  (Cost $2,792,885)                                                    ---------

TAX-EXEMPT COMMERCIAL PAPER--14.74%(b)
ARIZONA--1.60%
Maricopa County, Arizona Pollution Control Financing
  Authority Pollution Control Revenue Bonds
  (Southern California Edison Palos Verdes Project)
  Series 1985B
  3.70%, 01/16/97                                          5,600           5,600
Maricopa County, Arizona Pollution Control Financing
  Authority Pollution Control Revenue Bonds
  (Southern California Edison Palos Verdes Project)
  Series 1985C
  3.70%, 01/16/97                                          4,500           4,500
  3.60%, 02/18/97                                          4,000           4,000
  3.50%, 04/07/97                                         11,750          11,750

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Maricopa County, Arizona Pollution Control Financing
  Authority Pollution Control Revenue Bonds
  (Southern California Edison Palos Verdes Project)
  Series 1985D
  3.45%, 02/20/97                                        $ 7,550         $ 7,550
Maricopa County, Arizona Pollution Control Financing
  Authority Pollution Control Revenue Bonds
  (Southern California Edison Palos Verdes Project)
  Series 1985E
  3.45%, 02/20/97                                         12,030          12,030
Maricopa County, Arizona Pollution Control Financing
  Authority Pollution Control Revenue Bonds
  (Southern California Edison Palos Verdes Project)
  Series 1985G
  3.70%, 01/16/97                                          4,000           4,000
  3.50%, 04/07/97                                          6,100           6,100
Salt River Project, Arizona Agricultural Improvement
  Program Commercial Paper/(Multiple Credit
  Enhancements)
  3.45%, 02/20/97                                          7,000           7,000
  3.45%, 03/06/97                                         12,050          12,050
                                                                          ------
                                                                          74,580
                                                                          ------
CALIFORNIA--0.28%
Orange County, California Local Transportation
  Authority Sales Tax Revenue Commercial Paper/(IBJ
  LOC)
  3.60%, 01/10/97                                         13,200          13,200
                                                                          ------
COLORADO--1.00%
Denver, Colorado City & County Airport System
  Revenue Bonds Series 1990/(Sanwa Bank LOC)
  3.80%, 01/08/97                                          3,000           3,000
  3.80%, 01/08/97                                          7,520           7,520
Platte River Power Authority, Colorado Adjustable
  Tender Electric Revenue Subordinate Lien
  Commercial Paper Bonds Series S-1/(Morgan Guaranty
  Trust SBPA)
  3.70%, 02/10/97                                         17,400          17,400
  3.55%, 03/06/97                                          3,000           3,000
  3.50%, 04/07/97                                         15,500          15,500
                                                                          ------
                                                                          46,420
                                                                          ------
GEORGIA--1.28%
Burke County, Georgia Development Authority
  Pollution Control Revenue Bonds (Oglethorpe Power
  Project) Series A/(Credit Suisse LOC)
  3.65%, 01/14/97                                         21,000          21,000
  3.70%, 01/16/97                                         14,400          14,400
  3.50%, 03/05/97                                         12,100          12,100
  3.55%, 03/06/97                                         11,850          11,850
                                                                          ------
                                                                          59,350
                                                                          ------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
KANSAS--0.15%
Burlington, Kansas Pollution Control Revenue Bonds
  (Kansas Power & Light Co. Project) Series 1987A/
  (Toronto-Dominion Bank LOC)
  3.50%, 04/07/97                                       $  1,800        $  1,800
Burlington, Kansas Pollution Control Revenue Bonds
  (Kansas Power & Light Co. Project) Series 1987B/
  (Deutsche Bank LOC)
  3.70%, 01/16/97                                          1,200           1,200
  3.70%, 02/10/97                                          2,200           2,200
  3.55%, 03/06/97                                          2,000           2,000
                                                                         -------
                                                                           7,200
                                                                         -------
KENTUCKY--0.05%
Pendleton County, Kentucky Multi County Lease
  Revenue Bonds (Kentucky Association of Counties
  Lease Program) Series 1989/(Commonwealth Bank of
  Australia LOC)
  3.50%, 03/05/97                                          2,300           2,300
                                                                         -------
LOUISIANA--2.02%
Louisiana State Adjustable Tender General Obligation
  Refunding Bonds Series 1991A/(Credit Local de
  France LOC)
  3.70%, 01/16/97                                          4,690           4,690
  3.70%, 02/10/97                                         13,950          13,950
  3.50%, 04/07/97                                          4,275           4,275
Louisiana State Pollution Control Revenue Refunding
  Bonds (St. James Parish/Texaco Project) Series
  1988B
  3.50%, 01/09/97                                         70,930          70,930
                                                                         -------
                                                                          93,845
                                                                         -------
MICHIGAN--2.36%
Michigan State Building Authority Commercial Paper
  Note Series 1/(Canadian Imperial Bank of Commerce
  LOC)
  3.50%, 05/01/97                                        110,000         110,000
                                                                         -------
MINNESOTA--0.61%
Rochester, Minnesota Health Care Facility Revenue
  Bonds (Mayo Foundation/Mayo Medical Center) Series
  1988E/(Credit Suisse SBPA)
  3.70%, 01/16/97                                          7,300           7,300
Rochester, Minnesota Health Care Facility Revenue
  Bonds (Mayo Foundation/Mayo Medical Center) Series
  1988F/(Credit Suisse SBPA)
  3.70%, 01/16/97                                          2,100           2,100
  3.60%, 01/16/97                                            800             800
  3.50%, 04/07/97                                          3,700           3,700

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Rochester, Minnesota Health Care Facility Revenue
  Bonds (Mayo Foundation/Mayo Medical Center) Series
  1992A
  3.50%, 04/07/97                                        $ 1,000         $ 1,000
Rochester, Minnesota Health Care Facility Revenue
  Bonds (Mayo Foundation/Mayo Medical Center) Series
  1992B
  3.70%, 01/16/97                                          2,100           2,100
Rochester, Minnesota Health Care Facility Revenue
  Bonds (Mayo Foundation/Mayo Medical Center) Series
  1992C
  3.70%, 01/16/97                                          4,300           4,300
  3.55%, 03/06/97                                          7,200           7,200
                                                                          ------
                                                                          28,500
                                                                          ------
NEW YORK--0.06%
New York State Power Authority Tax-Exempt Commercial
  Paper Program
  3.40%, 02/26/97                                          3,000           3,000
                                                                          ------
NORTH CAROLINA--1.84%
North Carolina Eastern Municipal Power Agency Power
  System Revenue Bonds/(Canadian Imperial Bank of
  Commerce LOC)
  3.50%, 02/10/97                                         40,000          40,000
North Carolina Eastern Municipal Power Agency Power
  System Revenue Bonds Series B/(Morgan Guaranty
  Trust & Union Bank of Switzerland LOC)
  3.55%, 02/18/97                                         45,435          45,435
                                                                          ------
                                                                          85,435
                                                                          ------
OHIO--0.18%
Ohio State Water Development Authority Pollution
  Control Facilities Revenue Bonds (Cleveland
  Illuminating Project)/(FGIC Insurance)
  3.50%, 03/05/97                                          8,400           8,400
                                                                          ------
TEXAS--3.06%
Austin, Travis, & Williams Counties, Texas Utility
  Systems Tax-Exempt Commercial Paper Notes Series
  1993A/(Morgan Guaranty Trust LOC)
  3.60%, 01/15/97                                         15,000          15,000
Houston, Texas Water & Sewer Commercial Paper Notes
  Series A/Swiss Bank & West Deutsche Landesbank
  Revolving Credit Agreement)
  3.55%, 02/13/97                                         20,000          20,000
  3.50%, 03/06/97                                         30,000          30,000

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Lower Colorado River Authority Tax-Exempt Commercial
  Paper Series D/(Morgan Guaranty Trust Revolving
  Credit Agreement)
  3.45%, 02/27/97                                        $10,000        $ 10,000
  3.45%, 03/12/97                                         11,600          11,600
Texas Municipal Power Agency Commercial Paper
  Notes/(Multiple Credit Enhancements)
  3.50%, 01/31/97                                         49,025          49,025
  3.45%, 02/20/97                                          6,075           6,075
                                                                         -------
                                                                         141,700
                                                                         -------
VIRGINIA--0.21%
Chesterfield County, Virginia Pollution Control
  Revenue Bonds Series 1987B (Virginia Electric
  Power Co.)
  3.45%, 02/20/97                                          5,000           5,000
Louisa, Virginia Industrial Development Authority
  Pollution Control Revenue Bonds
  3.45%, 02/20/97                                          5,000           5,000
                                                                         -------
                                                                          10,000
                                                                         -------
WYOMING--0.04%
Gillette County, Wyoming Pollution Control Revenue
  Bonds (PacifiCorp Project)/(Deutsche Bank LOC)
  3.55%, 02/07/97                                          1,800           1,800
                                                                         -------
TOTAL TAX-EXEMPT COMMERCIAL PAPER                                        685,730
  (Cost $685,730)                                                        -------

TAX AND REVENUE ANTICIPATION NOTES--6.87%(b)
CALIFORNIA--3.57%
California School Cash Reserve Program Authority
  Pooled Tax & Revenue Anticipation Notes Series
  1996-97/(Multiple Credit Enhancements)
  3.85%, 07/02/97                                         77,455          77,790
Cupertino, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                          6,500           6,518
Fresno, California Tax & Revenue Anticipation Notes
  Series 1996-97
  3.94%, 08/14/97                                         17,000          17,056
Los Angeles County, California Unified School
  District Tax & Revenue Anticipation Notes Series
  1996-97
  3.84%, 06/30/97                                          1,500           1,505

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Los Angeles, California Tax & Revenue Anticipation
  Notes Series 1996-97
  3.92%, 06/19/97                                        $ 4,000        $  4,010
  3.90%, 06/19/97                                         10,000          10,027
  3.90%, 06/19/97                                         10,000          10,027
  3.87%, 06/19/97                                          7,000           7,020
  3.83%, 06/19/97                                         10,000          10,030
Martinez, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                          3,300           3,309
Mountain View/Los Altos, California Unified High
  School District Tax & Revenue Anticipation Notes
  Series 1996-97
  3.80%, 07/02/97                                          2,500           2,508
Mountain View, California School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/02/97                                          2,000           2,007
San Francisco, California City & County Unified
  School District Tax & Revenue Anticipation Notes
  Series 1996-97
  3.98%, 07/24/97                                          5,000           5,014
San Lorenzo, California Unified School District Tax
  & Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                          4,800           4,813
Sunnyvale, California Elementary School District Tax
  & Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                          4,500           4,515
                                                                         -------
                                                                         166,149
                                                                         -------
KANSAS--0.33%
Topeka, Kansas Temporary Notes Series 1996-1997B
  3.87%, 07/02/97                                         13,810          13,851
Wichita, Kansas Temporary Notes Series 1996B
  3.85%, 11/20/97                                          1,325           1,330
                                                                         -------
                                                                          15,181
                                                                         -------
PENNSYLVANIA--0.10%
Berks County, Pennsylvania Tax & Revenue
  Anticipation Notes Series 1997A/(Mellon Bank LOC)
  3.65%, 12/31/97                                          4,600           4,632
                                                                         -------
PUERTO RICO--1.08%
Puerto Rico Commonwealth Tax & Revenue Anticipation
  Notes Series 1996A
  3.43%, 07/30/97                                         50,000          50,161
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
TEXAS--1.79%
Texas State Tax & Revenue Anticipation Notes Series
  1996-97
  3.92%, 08/29/97                                        $17,180        $ 17,270
  3.91%, 08/29/97                                         60,000          60,318
  3.80%, 08/29/97                                          5,800           5,834
                                                                         -------
                                                                          83,422
                                                                         -------
TOTAL TAX AND REVENUE ANTICIPATION NOTES
(Cost $319,545)                                                          319,545
                                                                         -------
MANDATORY PUT BONDS--5.91%(b)
CALIFORNIA--0.40%
California Higher Education Loan Authority Student
  Loan Revenue Bonds Series 1987A/(National
  Westminster Bank PLC LOC)
  3.95%, 07/01/97                                          2,500           2,500
California Higher Education Loan Authority Student
  Loan Revenue Bonds Series 1987B/(SLMA LOC)
  3.95%, 07/01/97                                          5,000           5,000
California Higher Education Loan Authority Student
  Loan Revenue Bonds Series 1995E-5/(SLMA LOC)
  3.75%, 06/01/97                                         11,000          11,000
                                                                         -------
                                                                          18,500
                                                                         -------
FLORIDA--0.08%
Orange County, Florida Industrial Development
  Authority Revenue Bonds (General Accident
  Insurance Co. of America Project)
  3.64%, 06/01/97                                          3,500           3,500
                                                                         -------
ILLINOIS--1.10%
Chicago, Illinois General Obligation Tender Notes
  Series 1996/(Landesbank Hessen-Thuringen
  Girozentrale LOC)
  3.10%, 02/04/97                                         51,000          51,000
                                                                         -------
KENTUCKY--0.05%
Calvert City, Kentucky Industrial Development
  Revenue Refunding Bonds (SKW Alloys Lease Rent)
  Series 87/(Bayerische Vereinsbank LOC)
  3.90%, 04/01/97                                          2,235           2,235
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
SOUTH DAKOTA--0.49%
South Dakota Housing Development Authority Home
  Ownership Mortgage Series 1996E
  3.75%, 11/13/97                                        $23,000        $ 23,000
                                                                         -------
TENNESSEE--0.10%
Metropolitan Nashville & Davidson County, Tennessee
  Industrial Development Board Revenue Bonds
  (General Accident Insurance) Series 1986
  3.75%, 05/01/97                                          4,700           4,700
                                                                         -------
TEXAS--3.27%
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1992A/(SLMA LOC)
  4.05%, 09/01/97                                         17,000          17,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1992B-1/(SLMA
  LOC)
  4.05%, 07/01/97                                         14,000          14,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1992B-2/(SLMA
  LOC)
  4.15%, 09/01/97                                          6,000           6,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993A/(SLMA LOC)
  3.85%, 05/01/97                                         48,150          48,150
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993B-2/(SLMA
  LOC)
  3.85%, 06/01/97                                          6,500           6,500
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993B-3/(SLMA
  LOC)
  3.70%, 04/01/07                                         11,000          11,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1993B-6/(SLMA
  LOC)
  3.85%, 05/01/97                                         40,000          40,000
Greater East Texas Higher Education Authority
  Student Loan Revenue Bonds Series 1995B/(SLMA LOC)
  4.05%, 07/01/97                                         10,000          10,000
                                                                         -------
                                                                         152,650
                                                                         -------
UTAH--0.22%
Utah County, Utah Environmental Improvement Revenue
  Bonds (USX Corp. Project)/(Wachovia Bank LOC)
  3.65%, 03/03/97                                         10,100          10,100
                                                                         -------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
WASHINGTON--0.20%
Washington State Housing Finance Commission Multi
  Family Mortgage Revenue Bonds Series 1A-S/(FGIC
  Insurance)
  3.80%, 06/02/97                                         $9,270        $  9,270
                                                                         -------
TOTAL MANDATORY PUT BONDS                                                274,955
 (Cost $274,955)                                                         -------

VARIABLE RATE TENDER OPTION BOND
  PARTNERSHIPS--2.86%(a)(c)
CONNECTICUT--0.16%
Connecticut State General Obligation General Purpose
  Public Improvement Tender Option Bond Partnership
  Series 1991A (BTP-151)/(Bankers Trust Tender
  Option)
  4.20%, 01/07/97                                          7,365           7,365
                                                                         -------
GEORGIA--0.33%
Georgia State Public Improvement General Obligation
  Tender Option Bond Partnership Series 1993B &
  1993C (BTP-135)/(Bankers Trust Tender Option)
  4.20%, 01/07/97                                          3,865           3,865
Georgia State Public Improvement General Obligation
  Tender Option Bond Partnership Series 1993B &
  1993C (BTP-140)/(Bankers Trust Tender Option)
  4.20%, 01/07/97                                          4,575           4,575
Georgia State Public Improvement General Obligation
  Tender Option Bond Partnership Series 1994B
  (BTP-148)/(Bankers Trust Tender Option)
  4.20%, 01/07/97                                          7,100           7,100
                                                                         -------
                                                                          15,540
                                                                         -------
ILLINOIS--0.33%
Chicago, Illinois Metropolitan Water Reclamation
  District Greater Chicago General Obligation Tender
  Option Bond Partnership (Cook County) (BTP-71)/
  (Automated Data Processing, Inc. Tender Option)
  4.30%, 01/07/97                                          9,870           9,870
Chicago, Illinois School Finance Authority General
  Obligation School Finance Tender Option Bond
  Partnership (BTP-70)/(MBIA Insurance & Automated
  Data Processing, Inc. Tender Option)
  4.35%, 01/07/97                                          5,365           5,365
                                                                         -------
                                                                          15,235
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
MARYLAND--0.08%
Baltimore County, Maryland General Obligation
  Consolidated Public Improvement Tender Option Bond
  Partnership Series 1991 (BTP-132)/(Bankers Trust
  Tender Option & Escrowed to Maturity with
  Government Securities)
  4.35%, 01/07/97                                        $ 3,621         $ 3,621
                                                                          ------
MINNESOTA--0.10%
Minnesota State Various Purpose General Obligation
  Sports Health Club Tax Tender Option Bond
  Partnership (BTP-65)/(Automated Data Processing,
  Inc. Tender Option & Escrowed to Maturity with
  Government Securities)
  4.30%, 01/07/97                                          4,455           4,455
                                                                          ------
SOUTH CAROLINA--0.12%
South Carolina State Capital Improvement Revenue
  Refunding Tender Option Bond Partnership
  (BTP-147)/(Bankers Trust Tender Option)
  4.15%, 01/07/97                                          5,370           5,370
                                                                          ------
TEXAS--0.76%
Regents of the University of Texas Permanent
  University Fund Tender Option Bond Partnership
  Series 1992A (BTP-143)/(Escrowed to Maturity with
  Government Securities, Permanent University Fund
  Guaranty & Bankers Trust Tender Option)
  4.20%, 01/07/97                                         10,685          10,685
Texas State General Obligation General Purpose
  Public Improvement Tender Option Bond Partnership
  Series 1993B (BTP-116)/(Bankers Trust Tender
  Option)
  4.20%, 01/07/97                                         10,170          10,170
Texas State Public Finance Authority General
  Obligation Tender Option Bond Partnership Series
  1994 (BTP-127)/(Bankers Trust Tender Option)
  4.20%, 01/07/97                                         14,980          14,980
                                                                          ------
                                                                          35,835
                                                                          ------
VIRGINIA--0.28%
Chesterfield County, Virginia General Obligation
  Public Improvement & Refunding Tender Option Bond
  Partnership Series 1991 (BTP-136)/(Bankers Trust
  Tender Option)
  4.20%, 01/07/97                                          6,025           6,025

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------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Fairfax County, Virginia Public Improvement General
  Obligation Tender Option Bond Partnership Series
  1991A (BTP-131)/(Bankers Trust Tender Option &
  Escrowed to Maturity with Government Securities)
  4.20%, 01/07/97                                         $7,146        $  7,146
                                                                         -------
                                                                          13,171
                                                                         -------
WASHINGTON--0.40%
King County, Washington Unlimited Tax General
  Obligation Tender Option Bond Partnership Series
  1993C (BTP-56)/(Automated Data Processing, Inc.
  Tender Option)
  4.32%, 01/07/97                                          6,365           6,365
Washington State General Obligation Tender Option
  Bond Partnership Series 1990B (BTP-152)/(Bankers
  Trust Tender Option)
  4.20%, 01/07/97                                          5,655           5,655
Washington State Public Power Supply System Nuclear
  Project Number 2 Revenue Refunding Tender Option
  Bond Partnership Series 1993B (BTP-137)/(Bankers
  Trust Tender Option)
  4.25%, 01/07/97                                          6,685           6,684
                                                                         -------
                                                                          18,704
                                                                         -------
WISCONSIN--0.30%
Wisconsin State Public Improvement General
  Obligation Tender Option Bond Partnership
  (BTP-62)/(Automated Data Processing, Inc. Tender
  Option & Escrowed to Maturity with Government
  Securities)
  4.30%, 01/07/97                                          4,500           4,500
Wisconsin State Public Improvement General
  Obligation Tender Option Bond Partnership Series
  1992A (BTP-142)/(Bankers Trust Tender Option &
  Escrowed to Maturity with Government Securities)
  4.20%, 01/07/97                                          9,480           9,480
                                                                         -------
                                                                          13,980
                                                                         -------
TOTAL VARIABLE RATE TENDER OPTION BOND PARTNERSHIPS
  (Cost $133,276)                                                        133,276
                                                                         -------
REVENUE ANTICIPATION NOTES--1.82%(b)
FLORIDA--0.17%
Orange County, Florida School District Revenue
  Anticipation Notes Series 1996A
  3.60%, 04/15/97                                          8,000           8,014
                                                                         -------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
NEW YORK--1.65%
New York City, New York Revenue Anticipation Notes
  Series 1996B/(Multiple Credit Enhancements)
  3.80%, 06/30/97                                        $25,000         $25,084
  3.77%, 06/30/97                                         50,000          50,176
Rockland County, New York Revenue Anticipation Notes
  Series 1996
  3.73%, 05/16/97                                          1,300           1,302
                                                                          ------
                                                                          76,562
                                                                          ------
TOTAL REVENUE ANTICIPATION NOTES                                          84,576
  (Cost $84,576)                                                          ------

VARIABLE RATE TENDER OPTION BONDS--1.80%(a)
GEORGIA--0.34%
Georgia State Public Improvement General Obligation
  Tender Option Bonds Series 1995B
  (Citi-157)/(Citibank Tender Option)
  4.15%, 01/07/97                                         16,000          16,000
                                                                          ------
NEVADA--0.54%
Nevada State General Obligation Tender Option Bonds
  (Colorado River Community Project) Series 1994
  (Citi-143)/(Citibank Tender Option)
  4.33%, 01/07/97                                         25,000          25,000
                                                                          ------
TEXAS--0.26%
Harris County, Texas Toll Road Sub-Lien Highway
  Tender Option Bonds (Citi-138)/(Citibank Tender
  Option)
  4.31%, 01/07/97                                          7,000           7,000
Harris County, Texas Toll Road Sub-Lien Highway
  Tender Option Bonds (Citi-139)/(Citibank Tender
  Option)
  4.31%, 01/07/97                                          5,000           5,000
                                                                          ------
                                                                          12,000
                                                                          ------
WASHINGTON--0.66%
King County, Washington Department of Metropolitan
  Services Limited Tax General Obligation Tender
  Option Bonds Series 1994A (Citi-136)/(Citibank
  Tender Option)
  4.20%, 01/07/97                                         15,570          15,570
King County, Washington Department of Metropolitan
  Services Limited Tax General Obligation Tender
  Option Bonds Series 1994A (Citi-137)/(Citibank
  Tender Option)
  4.20%, 01/07/97                                         10,000          10,000

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------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Washington State Public Power Supply System Nuclear
  Project Number 2 Revenue Tender Option Bonds
  Series 1990C (Citi-145)/(Citibank Tender Option,
  FGIC Insurance & Escrowed to Maturity with
  Government Securities)
  4.20%, 01/07/97                                        $ 5,000         $ 5,000
                                                                          ------
                                                                          30,570
                                                                          ------
TOTAL VARIABLE RATE TENDER OPTION BONDS
  (Cost $83,570)                                                          83,570
                                                                          ------
BOND ANTICIPATION NOTES--1.64%(b)
NEW JERSEY--1.64%
Atlantic City, New Jersey Bond Anticipation Notes
  Series 1996-97
  3.70%, 11/11/97                                         30,000          30,136
East Brunswick Township, New Jersey Bond
  Anticipation Notes Series 1996-97
  3.67%, 05/23/97                                         14,885          14,917
Hackensack, New Jersey Bond Anticipation Notes
  Series 1996-97
  3.50%, 12/18/97                                          6,178           6,207
Mahwah Township, New Jersey School District Bond
  Anticipation Notes
  4.00%, 07/25/97                                          4,225           4,231
Rockaway Township, New Jersey Bond Anticipation
  Notes
  4.00%, 07/30/97                                          1,910           1,916
Rockaway Township, New Jersey Special Assessment
  Bond Anticipation Notes Series 1996-97
  4.00%, 07/30/97                                          5,439           5,454
West Orange, New Jersey Bond Anticipation Notes
  Series 1996-97
  3.47%, 01/13/97                                          3,951           3,952
Westwood, New Jersey Bond Anticipation Notes Series
  1996-97
  3.80%, 08/19/97                                          9,700           9,726
                                                                          ------
TOTAL BOND ANTICIPATION NOTES
  (Cost $76,539)                                                          76,539
                                                                          ------
OPTIONAL PUT BONDS--1.45%(b)
ILLINOIS--0.11%
Chicago, Illinois O'Hare International Airport
  Revenue Bonds (General Airport Second Lien)
  Series B/(Westpac Banking Corp. LOC)
  4.15%, 01/01/97                                          5,000           5,000
                                                                          ------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
MISSOURI--1.28%
Missouri State Environmental Improvement & Energy
  Resources Authority Pollution Control Revenue
  Bonds (Union Electric Co.) Series 1985A/(Swiss
  Bank LOC)
  3.65%, 06/01/97                                        $31,000         $31,000
Missouri State Environmental Improvement & Energy
  Resources Authority Pollution Control Revenue
  Bonds (Union Electric Co.) Series 1985B/(Union
  Bank of Switzerland LOC)
  3.65%, 06/01/97                                         28,500          28,500
                                                                          ------
                                                                          59,500
                                                                          ------
NEW HAMPSHIRE--0.06%
New Hampshire Higher Education & Health Facilities
  Authority Revenue Bonds (Dartmouth College)
  Series 1985A-G
  3.80%, 06/01/97                                          2,980           2,980
                                                                          ------
TOTAL OPTIONAL PUT BONDS
  (Cost $67,480)                                                          67,480
                                                                          ------
REVENUE BONDS--1.42%(b)
ARKANSAS--0.04%
Jonesboro, Arkansas Sales & Use Tax Revenue Bonds
  Series 1996/(FSA Insurance)
  3.80%, 05/01/97                                          2,000           2,000
                                                                          ------
FLORIDA--0.07%
Hillsborough County, Florida School Board Tax
  Revenue Bonds/(AMBAC Insurance)
  3.50%, 10/01/97                                          3,350           3,387
                                                                          ------
INDIANA--0.26%
Indiana State Transportation Financing Authority
  Highway Revenue Bonds Series A/(AMBAC Insurance)
  3.80%, 06/01/97                                          1,000           1,002
Indiana University Student Fee Revenue Bonds
  Series J
  3.50%, 08/01/97                                            800             802
Indianapolis, Indiana Local Public Import Bond Bank
  Notes Series 1996E/(American International Group
  Investment Agreement)
  3.53%, 07/10/97                                         10,000          10,030
                                                                          ------
                                                                          11,834
                                                                          ------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
KENTUCKY--0.02%
University of Kentucky University Revenue Bonds
  (Consolidated Education Building) Series 1987J/
  (Escrowed to Maturity with Government Securities)
  3.55%, 05/01/97                                         $1,000          $1,028
                                                                          ------
LOUISIANA--0.08%
Louisiana Stadium & Exposition District Hotel
  Occupancy Tax Revenue Bonds Series 1996/
  (FGIC Insurance)
  3.64%, 07/01/97                                            685             687
Louisiana State Recovery District Sales Tax Revenue
  Refunding Bonds/(MBIA Insurance)
  3.08%, 07/01/97                                          3,000           3,025
                                                                          ------
                                                                           3,712
                                                                          ------
MASSACHUSETTS--0.15%
Massachusetts State Water Pollution Abatement
  Treatment Loan Program Series 1996A
  3.52%, 08/01/97                                          7,020           7,079
                                                                          ------
MONTANA--0.03%
Montana State Housing Finance Authority Facilities
  Revenue Bonds (Benefits Health Care Project)
  Series 1996/(AMBAC Insurance)
  3.89%, 09/01/97                                          1,550           1,556
                                                                          ------
NEW MEXICO--0.12%
New Mexico State Severance Tax Revenue Bonds
  Series 1996A
  3.75%, 07/01/97                                          1,987           2,003
Santa Fe, New Mexico Single Family Mortgage Revenue
  Bonds Series 1995B-1/(FGIC Investment Agreement)
  3.70%, 06/29/97                                          3,500           3,500
                                                                          ------
                                                                           5,503
                                                                          ------
NEW YORK--0.20%
New York State Dormitory Authority Revenue Bonds
  (City University) Series 1987A/(Escrowed to
  Maturity with Government Securities)
  3.60%, 07/01/97                                          3,595           3,745
New York State Urban Development Corp. Senior Lien
  Revenue Bonds
  3.60%, 07/01/97                                          5,555           5,591
                                                                          ------
                                                                           9,336
                                                                          ------

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
OHIO--0.09%
Ohio State Building Authority State Facilities (DAS
  Data Control Project) Series 1988A/(Escrowed to
  Maturity with Government Securities)
  3.49%, 10/01/97                                         $4,000         $ 4,204
                                                                          ------
OREGON--0.11%
Oregon State Housing & Community Services Department
  Mortgage Revenue Bonds (Single Family Mortgage
  Program) Series 1996C/(Escrowed to Maturity with
  Government Securities)
  3.85%, 05/15/97                                          5,000           5,000
                                                                          ------
SOUTH CAROLINA--0.10%
South Carolina State Education Assistance Authority
  Revenue Refunding Bonds Student Loan Senior Lien
  Series 1993A1
  3.66%, 09/01/97                                          4,490           4,506
                                                                          ------
SOUTH DAKOTA--0.02%
Sioux Falls Sales Tax Revenue Bonds Series 1996A/
  (AMBAC Insurance)
  3.70%, 11/15/97                                            445             445
Sioux Falls Sales Tax Revenue Bonds Series 1996B/
  (AMBAC Insurance)
  3.70%, 11/15/97                                            570             570
                                                                          ------
                                                                           1,015
                                                                          ------
TEXAS--0.03%
Burlington, Texas Waterworks & Sewer Revenue
  Refunding Bonds Series 1989A/(AMBAC Insurance)
  3.67%, 06/01/97                                          1,345           1,362
                                                                          ------
WASHINGTON--0.10%
Washington State Public Power Supply System Nuclear
  Facility #2 Revenue Bonds/(Escrowed to Maturity
  with Government Securities)
  3.95%, 07/01/97                                          4,250           4,445
                                                                          ------
TOTAL REVENUE BONDS
  (Cost $65,967)                                                          65,967
                                                                          ------

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
GENERAL OBLIGATIONS--1.31%(b)
ALASKA--0.02%
Valdez, Alaska Unlimited General Obligation Bonds
  Series 1990/(MBIA Insurance)
  3.70%, 01/01/97                                         $1,000          $1,000
                                                                           -----
COLORADO--0.03%
Southern Suburban Park & Recreation District,
  Colorado Unlimited General Obligation Bonds Series
  1996/(FGIC Insurance)
  3.70%, 12/15/97                                          1,210           1,218
                                                                           -----
DELAWARE--0.03%
Wilmington, Delaware General Obligation Bonds Series
  1992A/(MBIA Insurance)
  3.85%, 07/01/97                                          1,500           1,508
                                                                           -----
HAWAII--0.02%
Hawaii State Unlimited General Obligation Bonds
  Series 1992BZ
  3.65%, 10/01/97                                          1,000           1,013
                                                                           -----
IDAHO--0.02%
Ada & Canyon Counties, Idaho Joint School District
  #2 Meridan Unlimited General Obligation Bonds
  Series 1996
  3.60%, 07/30/97                                          1,000           1,005
                                                                           -----
ILLINOIS--0.04%
Chicago Park District Limited Tax General Obligation
  Bonds/(MBIA Insurance)
  3.60%, 01/01/98                                          1,000           1,004
Cook County, Illinois High School District #205
  Thornton Township/(FGIC Insurance & Escrowed to
  Maturity with Government Securities)
  2.90%, 06/01/97                                          1,000           1,007
                                                                           -----
                                                                           2,011
                                                                           -----
KANSAS--0.02%
Overland Park, Kansas Temporary Notes Unlimited
  General Obligation Bonds Series 1996B
  3.68%, 04/01/97                                          1,100           1,100
                                                                           -----

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
LOUISIANA--0.12%
Louisiana State Unlimited Tax General Obligation
  Bonds/(MBIA Insurance)
  3.45%, 05/15/97                                         $5,390          $5,441
                                                                           -----
MASSACHUSETTS--0.09%
Massachusetts State General Obligation Consolidated
  Lien Bonds Series 1989D/(MBIA Insurance)
  3.50%, 10/01/97                                          1,000           1,024
Massachusetts Unlimited Tax General Obligation
  Bonds/(FGIC Insurance)
  3.40%, 06/01/97                                          3,205           3,263
                                                                           -----
                                                                           4,287
                                                                           -----
NEVADA--0.03%
Clark County, Nevada School District General
  Obligation Bonds Series 1991A/(MBIA Insurance)
  3.45%, 06/01/97                                          1,500           1,518
                                                                           -----
NEW JERSEY--0.06%
Newark, New Jersey Unlimited General Obligation
  Bonds Series 1996/(FSA Insurance)
  3.60%, 10/01/97                                          2,760           2,778
                                                                           -----
NEW MEXICO--0.11%
Albuquerque, New Mexico Municipal School District 12
  Unlimited General Obligation Bonds
  3.50%, 08/01/97                                          5,000           5,085
                                                                           -----
NEW YORK--0.02%
Monroe County, New York Unlimited Tax Public
  Improvement General Obligation Bonds
  3.54%, 03/01/97                                          1,000           1,002
                                                                           -----
OHIO--0.10%
Ohio State Higher Education Facility Community
  Revenue Series 1987A/(AMBAC Insurance)
  3.53%, 05/01/97                                          2,400           2,422
Ohio State Natural Resource Capital Facilities
  General Obligation Bonds Series 1995B
  3.60%, 10/01/97                                          2,300           2,310
                                                                           -----
                                                                           4,732
                                                                           -----

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
OKLAHOMA--0.08%
Oklahoma City, Oklahoma Unlimited General Obligation
  Bonds Series 1993
  3.65%, 08/01/97                                         $3,485          $3,611
                                                                           -----
OREGON--0.07%
Oregon State Veterans Welfare Unlimited Tax General
  Obligation Bonds/(MBIA Insurance)
  3.35%, 03/01/97                                          3,300           3,320
                                                                           -----
PENNSYLVANIA--0.02%
Pittsburgh, Pennsylvania General Obligation Bonds
  Series A/(AMBAC Insurance)
  3.52%, 09/01/97                                          1,000           1,003
                                                                           -----
SOUTH CAROLINA--0.17%
South Carolina State Capital Improvement Unlimited
  General Obligation Bonds Series 1992B
  3.50%, 03/01/97                                          4,500           4,520
South Carolina State General Obligation Bonds
  Series U
  3.41%, 02/01/97                                          1,715           1,721
York County, South Carolina School District #3 (Rock
  Hill) Series 1996A/(FSA Insurance)
  3.80%, 03/01/97                                          1,370           1,377
                                                                           -----
                                                                           7,618
                                                                           -----
TENNESSEE--0.02%
Shelby County, Tennessee Public Improvement General
  Obligation Bonds Series 1989A/(Escrowed to
  Maturity with Government Securities)
  3.45%, 08/01/97                                          1,020           1,050
                                                                           -----
TEXAS--0.04%
Houston, Texas Limited Tax General Obligation Bonds
  3.35%, 03/01/97                                          2,000           2,007
                                                                           -----
WASHINGTON--0.14%
Washington State General Obligation Bonds
  Series R-1992-C
  3.60%, 09/01/97                                          2,500           2,521
Washington State Motor Vehicle Fuel Tax General
  Obligation Bonds Series R-1992-D
  3.60%, 09/01/97                                          3,315           3,343
                                                                           -----
                                                                           5,864
                                                                           -----

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
WISCONSIN--0.06%
Wisconsin State Unlimited General Obligation Bonds
  Series 1989
  3.52%, 05/01/97                                         $1,000       $   1,011
Wisconsin State Unlimited General Obligation Bonds
  Series 1989C-1/(Escrowed to Maturity with
  Government Securities)
  3.65%, 05/01/97                                            250             255
Wisconsin State Unlimited General Obligation Bonds
  Series 1989C-2/(Escrowed to Maturity with
  Government Securities)
  3.60%, 05/01/97                                          1,395           1,424
                                                                       ---------
                                                                           2,690
                                                                       ---------
TOTAL GENERAL OBLIGATIONS
  (Cost $60,861)                                                          60,861
                                                                       ---------
TAX ANTICIPATION NOTES--0.15%(b)
NEW YORK--0.15%
New York City Tax Anticipation Notes Series 1996
  3.45%, 02/12/97                                          6,900           6,908
                                                                       ---------
TOTAL TAX ANTICIPATION NOTES
  (Cost $6,908)                                                            6,908
                                                                       ---------
CERTIFICATES OF PARTICIPATION--0.02%(b)
TEXAS--0.02%
Houston, Texas Water Conveyance System Contract
  Certificates of Participation Series E/(AMBAC
  Insurance)
  3.55%, 12/15/97                                          1,000           1,017

                                                                       ---------
TOTAL CERTIFICATES OF PARTICIPATION                                        1,017
  (Cost $1,018)                                                        ---------
TOTAL INVESTMENTS--100%                                               $4,653,310
  (Cost $4,653,310)                                                    =========

See accompanying Notes to Schedules of Investments.

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
VARIABLE RATE OBLIGATIONS--63.16%(a)
ABAG Finance Authority for Nonprofit Organizations
  Certificates of Participation (Lucile Salter Packard
  Project)/(AMBAC Insurance & IBJ SBPA)
  3.90%, 01/07/97                                         $ 6,050        $ 6,050
Alameda County, California Industrial Development
  Authority Revenue Bonds (Aitchison Family Project)
  Series 1993A/(Wells Fargo Bank LOC)
  4.25%, 01/07/97                                           2,880          2,880
Alameda County, California Industrial Development
  Authority Revenue Bonds (Scientific Technology
  Project) Series 1994A/(Banque Nationale de Paris
  LOC)
  4.25%, 01/07/97                                           3,000          3,000
Alameda-Contra Costa, California School Financial
  Authority Certificates of Participation Capital
  Improvement Finance Project/(Canadian Imperial Bank
  of Commerce LOC)
  3.75%, 01/07/97                                           6,000          6,000
Anaheim, California Certificates of Participation
  (Anaheim Memorial Hospital Assoc. Project)/(AMBAC
  Insurance & ABN-Amro Bank N.V. SBPA)
  3.90%, 01/07/97                                           5,070          5,070
Anaheim, California Certificates of Participation
  (Police Facility Financing Project)/(AMBAC Insurance
  & IBJ SBPA)
  3.90%, 01/07/97                                             250            250
Anaheim, California Housing Authority Multi Family
  Housing Revenue Bonds (Heritage Village Apartments
  Project) Series 1992A/(Multiple Credit Enhancements)
  4.35%, 01/07/97                                           3,385          3,385
Big Bear Lake, California Industrial Development
  Revenue Bonds Certificates of Participation
  (Southwest Gas Corp. Project) Series A/(Union Bank
  of Switzerland LOC)
  4.00%, 01/07/97                                          12,500         12,500
California Health Facilities Financing Authority
  Revenue Bonds (Adventist Health System -- Sutter
  Health) Series 1991A/(Toronto-Dominion Bank LOC)
  3.90%, 01/07/97                                           1,000          1,000
California Health Facilities Financing Authority
  Revenue Bonds (Catholic Health Care) Series
  1996B/(MBIA Insurance & Rabobank Nederland N.V.
  SBPA)
  4.00%, 01/07/97                                          20,000         20,000
California Health Facilities Financing Authority
  Revenue Bonds (Catholic Health Care) Series
  1996C/(MBIA Insurance & Rabobank Nederland N.V.
  SBPA)
  4.00%, 01/07/97                                          20,000         20,000

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
California Health Facilities Financing Authority
  Revenue Bonds (Childrens Hospital Project) Series
  1991/(MBIA Insurance & Swiss Bank SBPA)
  4.00%, 01/07/97                                         $ 9,900        $ 9,900
California Health Facilities Financing Authority
  Revenue Bonds (Granada Hills Community Center)
  Series 1985C/(Banque Paribas LOC)
  4.20%, 01/07/97                                           3,300          3,300
California Health Facilities Financing Authority
  Revenue Bonds (Kaiser Permanente Project) Series
  1993A
  4.00%, 01/07/97                                           8,200          8,200
California Health Facilities Financing Authority
  Revenue Bonds (Kaiser Permanente Project) Series
  1993B
  4.00%, 01/07/97                                           1,600          1,600
California Health Facilities Financing Authority
  Revenue Bonds (Pooled Loan Program) Series
  1985B/(FGIC Insurance & FGIC SPA)
  4.00%, 01/07/97                                          18,935         18,935
California Health Facilities Financing Authority
  Revenue Bonds (Scripps Memorial Hospital) Series
  1985B/(MBIA Insurance & Morgan Guaranty Trust SBPA)
  4.00%, 01/07/97                                          15,120         15,120
California Health Facilities Financing Authority
  Revenue Bonds (Scripps Memorial Hospital) Series
  1991A/(MBIA Insurance & Morgan Guaranty Trust SBPA)
  4.00%, 01/07/97                                           5,600          5,600
California Health Facilities Financing Authority
  Revenue Bonds (Scripps Memorial Hospital) Series
  1991B/(MBIA Insurance & Swiss Bank SBPA)
  3.95%, 01/07/97                                          13,900         13,900
California Health Facilities Financing Authority
  Revenue Bonds (St. Francis Hospital) Series
  1995E/(MBIA Insurance & Rabobank Nederland SBPA)
  4.00%, 01/07/97                                           4,900          4,900
California Health Facilities Financing Authority
  Revenue Bonds (St. Francis Hospital) Series
  1995F/(MBIA Insurance & Rabobank Nederland SBPA)
  3.90%, 01/07/97                                          30,000         30,000
California Pollution Control Financing Authority
  Pollution Control Revenue Refunding Bonds (Pacific
  Gas & Electric) Series 1996C/(Bank of America LOC)
  4.75%, 01/07/97                                           5,300          5,300
California Pollution Control Financing Authority
  Refunding Revenue Bonds (Southern California Edison)
  Series 1986A
  4.70%, 01/01/97                                             500            500
California Pollution Control Financing Authority
  Refunding Revenue Bonds (Southern California Edison)
  Series 1986C
  4.70%, 01/01/97                                           1,380          1,380

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
California Pollution Control Financing Authority
  Refunding Revenue Bonds (Southern California Edison)
  Series 1986D
  4.70%, 01/01/97                                          $  600         $  600
California Pollution Control Financing Authority
  Resource Recovery Revenue Bonds (OMS Equity
  Stanislaus Project)/(Swiss Bank LOC)
  5.05%, 01/01/97                                           2,000          2,000
California Pollution Control Financing Authority
  Revenue Bonds (Burney Forest Products Project)
  Series 1988A/(Fleet Bank N.A. LOC)
  4.80%, 01/01/97                                           1,100          1,100
California Pollution Control Financing Authority
  Revenue Bonds (Pacific Gas & Electric) Series
  1996B/(Rabobank Nederland LOC)
  4.00%, 01/07/97                                          31,000         31,000
California Pollution Control Financing Authority
  Revenue Bonds (Reynolds Metals Co. Project) Series
  1985/(National Westminster Bank PLC LOC)
  4.25%, 01/07/97                                           1,300          1,300
California Pollution Control Financing Authority
  Revenue Bonds (Southdown, Inc. Project) Series
  B/(Societe Generale LOC)
  3.50%, 01/07/97                                           3,900          3,900
California Pollution Control Financing Authority
  Revenue Refunding Bonds (Pacific Gas & Electric)
  Series 1996F/(Banque Nationale de Paris LOC)
  4.80%, 01/01/97                                           2,200          2,200
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Athens Disposal Co.
  Project) Series 1995A/(Wells Fargo Bank LOC)
  4.10%, 01/07/97                                          10,000         10,000
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Burrtec Waste
  Industries Project) Series 1995A/(Union Bank of
  California LOC)
  4.10%, 01/07/97                                           3,550          3,550
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Calsan Inc. Project)
  Series 1996A/(Wells Fargo Bank LOC)
  4.10%, 01/01/97                                          12,000         12,000
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Colmac Energy Project)
  Series 1990A/(Swiss Bank LOC)
  4.00%, 01/07/97                                          12,900         12,900
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Colmac Energy Project)
  Series 1990B/(Swiss Bank LOC)
  4.00%, 01/07/97                                           8,200          8,200

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Colmac Energy Project)
  Series 1990C/(Swiss Bank LOC)
  4.00%, 01/07/97                                         $ 7,835        $ 7,835
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Contra Costa Services)
  Series 1995A/(Bank of America LOC)
  4.05%, 01/07/97                                           4,500          4,500
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Edco Disposal
  Corporation Project) Series 1996A/(Wells Fargo Bank
  LOC)
  4.10%, 01/01/97                                          10,000         10,000
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Taormina Industries
  Project) Series 1994B/(Sanwa Bank LOC)
  4.20%, 01/07/97                                          11,000         11,000
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Taormina Industries
  Project) Series 1996A/(Sanwa Bank LOC)
  4.25%, 01/07/97                                           4,750          4,750
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Various California
  Waste Recovery Projects) Series 1996A/(Wells Fargo
  Bank LOC)
  4.10%, 01/07/97                                           1,815          1,815
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Western Waste
  Industrial) Series 1994A/(Union Bank of California
  LOC)
  4.10%, 01/07/97                                           6,000          6,000
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-1/(Multiple Credit Enhancements)
  4.00%, 01/07/97                                          74,600         74,600
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-2/(Multiple Credit Enhancements)
  4.05%, 01/07/97                                          55,000         55,000
California State Variable Rate Revenue Anticipation
  Notes Series 1996C-3/(Multiple Credit Enhancements)
  4.05%, 01/07/97                                           5,800          5,800
California Statewide Community Development Authority
  Apartment Development Revenue Bonds Series 1995A-3/
  (FNMA Collateral Investment Agreement)
  3.90%, 01/07/97                                          21,300         21,300
California Statewide Community Development Authority
  Certificates of Participation (California Retired
  Officers)/(Dresdner Bank AG LOC)
  5.00%, 01/01/97                                          10,100         10,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (13th & I
  Associates Project)/(Union Bank of California LOC)
  4.10%, 01/07/97                                          $5,435         $5,435
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Aerostar
  Properties Project)/(Union Bank of California LOC)
  4.05%, 01/07/97                                           4,895          4,895
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Agricultural
  Products, Inc. Project)/(Union Bank of California
  LOC)
  4.15%, 01/07/97                                           1,420          1,420
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (ARM Inc.
  Project) Series 1994A/(Bank of Tokyo-Mitsubishi LOC)
  4.10%, 01/07/97                                           1,200          1,200
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (D.V.
  Industries) Series 1994A/(Bank of Tokyo-Mitsubishi
  LOC)
  4.10%, 01/07/97                                           1,480          1,480
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Flambeau
  Airmold Project)/(Norwest Bank of Minnesota LOC)
  4.20%, 01/07/97                                           3,000          3,000
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Industrial
  Dynamics, Co. Project)/(Union Bank of California
  LOC)
  4.15%, 01/07/97                                           4,920          4,920
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Lorber
  Industries of California Project)/(Union Bank of
  California LOC)
  4.15%, 01/07/97                                             450            450
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Pacific
  Scientific Project) Series 1989/(Union Bank of
  California LOC)
  4.15%, 01/07/97                                           5,625          5,625
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Packaging
  Innovation Project) Series 1994A/(Bank of Tokyo-
  Mitsubishi LOC)
  4.10%, 01/07/97                                           2,950          2,950
California Statewide Community Development Authority
  Industrial Development Revenue Bonds (Z-Nix Co.
  Project)/(Union Bank of California LOC)
  4.15%, 01/07/97                                             840            840

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
California Statewide Community Development Authority
  Refunding Bonds Certificates of Participation (Saint
  Joseph Health System)
  4.00%, 01/07/97                                         $ 8,500        $ 8,500
California Statewide Community Development Authority
  Revenue Bonds Certificates of Participation (Kaiser
  Foundation Hospitals)
  4.00%, 01/07/97                                          10,000         10,000
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (Pacific Handy
  Cutter Products, Inc. Project)/(Union Bank of
  California LOC)
  4.15%, 01/07/97                                           1,055          1,055
California Statewide Community Development Corp.
  Industrial Development Revenue Bonds (The Diamond
  Foods Project) Series 1991/(Union Bank of California
  LOC)
  4.15%, 01/07/97                                           1,540          1,540
Carlsbad, California Multi Family Housing Revenue
  Refunding Bonds Certificates of Participation (La
  Costa Apartment Project) Series 1993A/(Bank of
  America LOC)
  4.10%, 01/07/97                                          11,720         11,720
Concord, California Multi Family Housing Mortgage
  Revenue Bonds (Bel Air Apartments Project) Series
  1986A/(Bank of America LOC)
  4.15%, 01/07/97                                           3,000          3,000
Contra Costa County, California Multi Family Housing
  Mortgage Revenue Bonds (El Cerrito Project) Series
  A/(Bank of America LOC)
  4.15%, 01/07/97                                             980            980
Costa Mesa, California Industrial Development Revenue
  Bonds (Center Tower Assoc. Project)/(Chase
  Manhattan Bank LOC)
  3.60%, 01/07/97                                           3,775          3,775
Duarte, California Redevelopment Agency Certificates
  of Participation (Johnson Duarte Partners Project)
  Series 1984B/(Bank of America LOC)
  3.95%, 01/07/97                                           1,600          1,600
Duarte, California Redevelopment Agency Certificates
  of Participation (Piken Duarte Partners Project)
  Series 1984A/(Bank of America LOC)
  3.95%, 01/07/97                                           4,250          4,250
Eastern Municipal Water District, California Water &
  Sewer Revenue Certificates of Participation Series
  1993B/(FGIC Insurance & IBJ SBPA)
  4.00%, 01/07/97                                          12,200         12,200

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
Encinitas, California Multi Family Housing Revenue
  Refunding Bonds (Torrey Pines Project) Series A/
  (Bank of America LOC)
  4.00%, 01/07/97                                         $ 8,100        $ 8,100
Foothill Eastern Transportation Corridor Agency,
  California Toll Road Revenue Bonds Series
  1995B/(Morgan Guaranty Trust LOC)
  4.00%, 01/07/97                                          13,000         13,000
Foothill Eastern Transportation Corridor Agency,
  California Toll Road Revenue Bonds Series
  1995C/(Credit Suisse LOC)
  3.90%, 01/07/97                                           4,500          4,500
Foothill Eastern Transportation Corridor Agency,
  California Toll Road Revenue Bonds Series 1995D/(IBJ
  LOC)
  4.10%, 01/07/97                                          17,700         17,700
Fremont, California Multi Family Housing Revenue
  Refunding Certificates of Participation (Amber Court
  Apartments Project) Series 1990A/(Bank of Tokyo-
  Mitsubishi LOC)
  4.05%, 01/07/97                                          10,380         10,380
Fresno, California Multi Family Housing Revenue
  Refunding Bonds (Heron Pointe Apartments) Series
  1996A/(Wells Fargo Bank LOC)
  4.15%, 01/07/97                                           5,250          5,250
Glenn, California Industrial Development Authority
  Revenue Bonds (Land 'O Lakes Project)/(Sanwa Bank
  LOC)
  4.55%, 01/07/97                                           1,900          1,900
Grand Terrace, California Community Redevelopment
  Agency Multi Family Housing Revenue Bonds (Mount
  Vernon Villas Project) Series 1985A/(IBJ LOC)
  4.15%, 01/07/97                                           2,010          2,010
Independence City, California Lease Finance Authority
  Lease Revenue Bonds (Various Pooled Projects) Series
  1988/(National Westminster Bank PLC LOC)
  4.00%, 01/07/97                                           2,490          2,490
Irvine Ranch Water District Capital Improvement
  Revenue Bonds Series 1986/(Morgan Guaranty
  Trust LOC)
  5.00%, 01/01/97                                           5,400          5,400
Irvine Ranch Water District Certificate of
  Participation Revenue Bonds Series 1988A/(Sumitomo
  Bank LOC)
  4.85%, 01/01/97                                           2,100          2,100
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (District Nos. 102,103,105&106)/
  (Commerzbank AG LOC)
  5.00%, 01/01/97                                           2,390          2,390

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (Districts 105,140,240 & 250) Series
  1995/(Commerzbank AG LOC)
  5.00%, 01/01/97                                          $4,250         $4,250
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (Districts 140,240,105&250)/
  (Bank of America LOC)
  5.00%, 01/01/97                                             900            900
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985A/(Sumitomo Bank LOC)
  5.00%, 01/01/97                                           1,350          1,350
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985A-2/(Landesbank Hessen-
  Thuringen Girozentrale LOC)
  5.00%, 01/01/97                                           1,900          1,900
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1993A-1/(Landesbank Hessen-
  Thuringen Girozentrale LOC)
  4.85%, 01/01/97                                           1,800          1,800
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series A/(IBJ LOC)
  4.85%, 01/01/97                                             600            600
Kern County, California Certificates of Participation
  (Kern Public Facilities Project) Series 1986C/
  (Union Bank of Switzerland LOC)
  4.00%, 01/07/97                                           3,200          3,200
Kern County, California Certificates of Participation
  (Kern Public Facilities Project) Series A/(Sanwa
  Bank LOC)
  4.00%, 01/07/97                                             200            200
Lancaster, California Redevelopment Agency
  Multi-Family Revenue Bonds (Woodcreek Garden
  Apartments Project) Series 1985J/(Bank of
  Tokyo-Mitsubishi LOC)
  3.10%, 01/07/97                                           8,200          8,200
Livermore, California Multi-Family Housing Revenue
  Refunding Bonds (Arbors Apartment Project) Series
  1991A/(Bank of Tokyo-Mitsubishi LOC)
  4.05%, 01/07/97                                           9,255          9,255
Livermore, California Multi-Family Housing Revenue
  Refunding Bonds (Diablo Vista Apartments Project)
  Series 1990A/(Union Bank of California LOC)
  4.05%, 01/07/97                                           6,950          6,950
Los Angeles County, California Certificates of
  Participation Adjustable Convertible Extendable
  Securities (Los Angeles County Museum of Art
  Project) Series 1985A/(Bank of America LOC)
  3.10%, 01/07/97                                           3,600          3,600

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
Los Angeles County, California Certificates of
  Participation Adjustable Convertible Extendable
  Securities (Los Angeles County Museum of Art
  Project) Series 1985B/(Bank of America LOC)
  3.10%, 01/07/97                                         $ 3,400        $ 3,400
Los Angeles County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Sand Canyon
  Villas Project) Series 1989A/(IBJ LOC)
  4.15%, 01/07/97                                           5,300          5,300
Los Angeles County, California Metropolitan
  Transportation Authority Proposition C Second Senior
  Sales Tax Revenue Refunding Bonds Series A/(MBIA
  Insurance & Credit Local de France SBPA)
  4.00%, 01/07/97                                          15,550         15,550
Los Angeles County, California Multi-Family-Mortgage
  Revenue Refunding Bonds (Casden Community Complex)
  Series 1991C/(FHLB LOC)
  4.00%, 01/07/97                                           3,200          3,200
Los Angeles County, California Multi-Family Mortgage
  Revenue Refunding Bonds (Valencia Village Project)
  Series 1984C/(IBJ LOC)
  2.85%, 01/07/97                                             900            900
Los Angeles County, California Pension Obligation
  Refunding Bonds Series 1996C/(Bank of Nova Scotia
  LOC)
  3.90%, 01/07/97                                           1,200          1,200
Los Angeles County, California Pension Revenue
  Refunding Obligation Bonds Series 1996A/(AMBAC
  Insurance & National Westminster Bank PLC SBPA)
  3.90%, 01/07/97                                          16,000         16,000
Los Angeles County, California Transportation
  Commission Sales Tax Revenue Refunding Bonds
  Series 1992A/(FGIC Insurance & Bayerische Landesbank
  Girozentrale SBPA)
  3.90%, 01/07/97                                          12,100         12,100
Los Angeles, California Community Redevelopment Agency
  Certificates of Participation (Baldwin Hills Public
  Parking Project) Series B/(Wells Fargo Bank LOC)
  3.70%, 01/07/97                                          27,300         27,300
Los Angeles, California Community Redevelopment Agency
  Certificates of Participation (Broadway Springs
  Center Project) Series 1987/(Bank of America LOC)
  4.10%, 01/07/97                                          10,500         10,500
Los Angeles, California Community Redevelopment Agency
  Housing Revenue Bonds/(Barclays Bank PLC LOC)
  4.05%, 01/07/97                                          12,000         12,000
Los Angeles, California Multi-Family Housing Revenue
  Bonds (Poinsettia Apartments Project) Series
  1989A/(Dai-Ichi Kangyo Bank LOC)
  4.10%, 01/07/97                                           9,600          9,600

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
Marin County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Crest Marin II
  Apartments Project) Series 1989A/(Dai-Ichi Kangyo
  Bank LOC)
  3.35%, 01/07/97                                         $12,100        $12,100
Modesto, California High School District & Modesto
  City School District Certificates of Participation
  (Capital Facilities Project) Series 1991/(Bank of
  Tokyo-Mitsubishi LOC)
  4.00%, 01/07/97                                           4,995          4,995
Monterey County, California Financing Authority
  Revenue Bonds (Reclamation & Distribution Projects)/
  (Dai-Ichi Kangyo Bank LOC)
  4.25%, 01/07/97                                           5,000          5,000
Moorpark, California Multi Family Housing Revenue
  Refunding Bonds (Le Club Apartments Project) Series
  A/(Citibank LOC)
  4.05%, 01/07/97                                           6,000          6,000
Northern California Power Agency Public Power
  Refunding Revenue Bonds (Geothermal Project
  3A)/(AMBAC Insurance & Bank of Nova Scotia LOC)
  3.85%, 01/07/97                                          54,400         54,400
Oakland, California Economic Development Revenue
  Refunding Bonds (Leamington Hotel Project) Series
  1994/(Wells Fargo Bank LOC)
  4.35%, 01/07/97                                           4,250          4,250
Ontario, California Redevelopment Agency Multi-Family
  Housing Revenue Refunding Bonds Series 1991A/(FHLB
  LOC)
  4.00%, 01/07/97                                           4,417          4,417
Orange County, California Apartment Development
  Revenue Bonds (Villa Marguerite Apartments) Series
  1993A/(Union Bank of Switzerland LOC)
  4.00%, 01/07/97                                           4,635          4,635
Orange County, California Apartment Development
  Revenue Refunding Bonds (Jess L. Frost Project)
  Series 1985B/(Wells Fargo Bank LOC)
  4.25%, 01/07/97                                           8,200          8,200
Orange County, California Apartment Development
  Revenue Refunding Bonds (The Lakes Project #185)
  Series 1991A/(Citibank LOC)
  4.15%, 01/07/97                                          31,250         31,250
Orange County, California Certificates of
  Participation (Florence Crittenton Services Project)
  Series 1990/(Swiss Bank LOC)
  4.05%, 01/07/97                                           6,700          6,700

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
Orange County, California Sanitation District
  Certificates of Participation (Capital Improvement
  Program) Series 1990-92A/(National Westminster Bank
  PLC LOC)
  5.00%, 01/01/97                                         $ 7,450        $ 7,450
Orange County, California Sanitation District
  Certificates of Participation (Capital Improvement
  Program) Series 1990-92C/(FGIC Insurance & FGIC
  SBPA)
  4.85%, 01/01/97                                          48,400         48,400
Orange County, California Sanitation District
  Certificates of Participation (Districts
  #1,2,3)/(AMBAC Insurance & Societe Generale SBPA)
  5.00%, 01/01/97                                           2,100          2,100
Orange County, California Sanitation District
  Refunding Certificates of Participation Series
  1992/(AMBAC Insurance & Barclays Bank PLC SBPA)
  4.00%, 01/07/97                                          54,545         54,545
Orange County, California Water District Certificates
  of Participation Series 1990B/(National Westminster
  Bank PLC LOC)
  4.75%, 01/01/97                                           1,100          1,100
Orange County, California Water District Improvement
  Bond Act 1915 Revenue Bonds (Irvine Coast Assessment
  District) Number 88-1/(Kredietbank & Societe
  Generale LOC)
  4.85%, 01/01/97                                           6,200          6,200
Panama Buena Vista, California Unified School District
  Certificates of Participation (1994 Capital
  Improvement Financing Project)/(Union Bank of
  California LOC)
  4.30%, 01/07/97                                           4,000          4,000
Pleasant Hill, California Multi-Family Housing Revenue
  Bonds (Brookside Apartments Project)/(FNMA SBPA &
  FNMA LOC)
  4.05%, 01/07/97                                           5,500          5,500
Riverside County, California Certificates of
  Participation (Riverside County Public Facility
  Project) Series 1985A/(Commerzbank AG & National
  Westminster Bank PLC LOC)
  3.10%, 01/07/97                                          28,140         28,140
Riverside County, California Certificates of
  Participation (Riverside County Public Facility
  Project) Series 1985B/(Commerzbank AG & National
  Westminster Bank PLC LOC)
  2.85%, 01/07/97                                          14,075         14,075
Riverside County, California Certificates of
  Participation (Riverside County Public Facility
  Project) Series 1985C/(Commerzbank AG & National
  Westminster Bank PLC LOC)
  2.85%, 01/07/97                                           8,125          8,125

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
Riverside County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Briarwood
  Apartment Project) Series 1985C/(FHLB LOC)
  4.15%, 01/07/97                                         $ 4,500        $ 4,500
Riverside County, California Industrial Development
  Authority Revenue Bonds (Cryogenic Project) Series
  1989B-1/(Rabobank Nederland LOC)
  4.00%, 01/07/97                                           4,100          4,100
Riverside County, California Tax & Revenue
  Anticipation Notes Series 1996-97/(Toronto-Dominion
  Bank LOC)
  3.90%, 01/07/97                                          24,500         24,500
Sacramento County, California Certificates of
  Participation (Administration Center & Court House
  Project)/(Union Bank of Switzerland LOC)
  3.75%, 01/07/97                                          27,800         27,800
Salinas, California Apartment Development Multi-Family
  Housing Revenue Bonds (Mariner Villa Project) Series
  1985B/(Bank of America LOC)
  4.00%, 01/07/97                                           2,725          2,725
San Bernardino County, California Certificates of
  Participation (Glen Helen Blockbuster Pavilion
  Project) Series 1994C/(Bank of Tokyo-Mitsubishi LOC)
  4.40%, 01/07/97                                           7,125          7,125
San Bernardino County, California Multi-Family Housing
  Revenue Bonds (Western Properties Project IV) Series
  1985/(Bank of America LOC)
  4.00%, 01/07/97                                           1,100          1,100
San Francisco, California City & County Redevelopment
  Agency Multi-Family Housing Revenue Bonds (Fillmore
  Center Project) Series A-1/(Citibank LOC)
  4.15%, 01/07/97                                          26,500         26,500
San Francisco, California City & County Redevelopment
  Agency Multi-Family Housing Revenue Bonds (Fillmore
  Center Project) Series A-2/(Citibank LOC)
  4.25%, 01/07/97                                           3,750          3,750
San Francisco, California City & County Redevelopment
  Agency Multi-Family Housing Revenue Bonds (Fillmore
  Center Project) Series B-2/(Bank of Nova Scotia LOC)
  4.15%, 01/07/97                                          13,100         13,100
San Francisco, California City & County Redevelopment
  Agency Multi-Family Housing Revenue Bonds (Rincon
  Center Apartments) Series 1985B/(Citibank LOC)
  3.00%, 01/07/97                                           7,050          7,050
San Francisco, California Housing Authority
  Multi-Family Housing Revenue Bonds (737 Post
  Project) Series 1985D/(Banque Nationale de Paris
  LOC)
  4.05%, 01/07/97                                          16,800         16,800

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
San Jose-Santa Clara, California Water Financing
  Authority Sewer Revenue Bonds Series B/(AMBAC
  Insurance & Bank of Nova Scotia SBPA)
  3.85%, 01/07/97                                         $ 7,600        $ 7,600
San Jose, California Multi-Family Housing Revenue
  Bonds (Sienna at Renaissance) Series 1996A/(Bank
  One, Arizona LOC)
  4.20%, 01/07/97                                          10,500         10,500
Santa Clara County, California Hospital Facility
  Authority Revenue Bonds (El Camino Hospital
  District-Valley Medical Center Project) Series
  1985A/(National Westminster Bank PLC LOC)
  2.70%, 01/07/97                                           7,800          7,800
Santa Clara County, California Hospital Facility
  Authority Revenue Bonds (El Camino Hospital
  District-Valley Medical Center Project) Series
  1985B/(National Westminster Bank PLC LOC)
  2.70%, 01/07/97                                           8,000          8,000
Santa Clara County, California Multi-Family Housing
  Refunding Revenue Bonds (Brairwood Apartments)
  Series 1996B/(FNMA LOC)
  4.10%, 01/07/97                                           7,800          7,800
Santa Clara, California Electric Revenue Bonds Series
  1985A/(National Westminster Bank PLC LOC)
  3.95%, 01/07/97                                          12,800         12,800
Santa Clara, California Electric Revenue Bonds Series
  1985B/(National Westminster Bank PLC LOC)
  3.95%, 01/07/97                                          11,700         11,700
Santa Clara, California Electric Revenue Bonds Series
  1985C/(National Westminster Bank PLC LOC)
  3.95%, 01/07/97                                           8,500          8,500
Santa Cruz County, California Housing Authority
  Multi-Family Housing Revenue Bonds (Paloma del Mar
  Apartments Project) Series 1992A/(Bank of Tokyo-
  Mitsubishi LOC)
  4.15%, 01/07/97                                           7,700          7,700
South San Francisco, California Multi-Family Revenue
  Bonds (Magnolia Plaza Apartments Project) Series
  A/(Wells Fargo Bank LOC)
  4.25%, 01/07/97                                           4,500          4,500
Southern California Metropolitan Water District
  Revenue Refunding Bonds Series 1996A/(ABN-Amro Bank
  N.V. SPA & AMBAC Insurance)
  4.00%, 01/07/97                                          18,700         18,700
Southern California Public Power Authority Refunding
  Revenue Bonds (Palo Verde Project) Series 1996B/
  (AMBAC Insurance & Morgan Guaranty Trust LOC)
  3.90%, 01/07/97                                          23,070         23,070

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
Southern California Public Power Authority Revenue
  Bonds (Southern Transmission Project) Series
  1991/(AMBAC Insurance & Swiss Bank LOC)
  3.90%, 01/07/97                                         $ 8,600      $   8,600
Southern California Public Power Authority
  Transmission Project Revenue Refunding Bonds
  (Southdown Project) Series 1996B/(FSA Insurance &
  Morgan Guaranty Trust SBPA)
  4.00%, 01/07/97                                          32,400         32,400
Turlock, California Irrigation District Certificates
  of Participation (Transmission Projects, Municipal
  Utilities - Water & Sewer) Series 1996A/(Societe
  Generale LOC)
  4.00%, 01/07/97                                           2,200          2,200
Victor Valley, California Community College District
  Certificates of Participation (Capital Improvements
  Financing and Refunding Project)/(Banque Nationale
  de Paris & Dai-Ichi Kangyo Bank LOC)
  4.30%, 01/07/97                                           6,400          6,400
                                                                       ---------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $1,464,431)                                                     1,464,432
                                                                       ---------
TAX-EXEMPT COMMERCIAL PAPER--17.41%(b)
California Pollution Control Financing Authority
  Revenue Bonds (Pacific Gas & Electric) Series 1996D/
  (Union Bank of Switzerland LOC)
  3.40%, 01/28/97                                          16,500         16,500
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison) Series
  1985A
  3.25%, 02/06/97                                           1,000          1,000
  3.30%, 02/25/97                                           2,300          2,300
  3.35%, 03/12/97                                          12,000         12,000
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison) Series
  1985B
  3.25%, 02/06/97                                           2,000          2,000
  3.25%, 02/12/97                                           2,100          2,100
  3.30%, 02/25/97                                           2,200          2,200
  3.35%, 03/12/97                                          14,000         14,000
California Pollution Control Financing Authority Solid
  Waste Disposal Revenue Bonds (Thermal Energy
  Development LP) Series 1988A/(National Westminster
  Bank PLC LOC)
  3.40%, 03/12/97                                          27,500         27,500
East Bay Municipal Utility District, California
  (Wastewater Systems) Tax-Exempt Commercial Paper
  Program/(National Westminster Bank PLC LOC)
  3.40%, 03/13/97                                          10,700         10,700

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------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
Long Beach, California Harbor Revenue Commercial Paper
  Notes Series 1994A/(Multiple Credit Enhancements)
  3.50%, 02/10/97                                         $ 4,000       $  4,000
  3.45%, 03/12/97                                          32,100         32,100
Los Angeles, California Wastewater System Tax-Exempt
  Commercial Paper Revenue Notes/(Morgan Guaranty
  Trust & Union Bank of Switzerland LOC)
  3.50%, 01/24/97                                           3,000          3,000
  3.50%, 02/25/97                                          34,500         34,500
Metropolitan Water District of Southern California
  Tax-Exempt Commercial Paper
  3.45%, 02/14/97                                          10,000         10,000
Orange County, California Local Transportation
  Authority Sales Tax & Revenue Commercial Paper
  Notes/(IBJ LOC)
  3.60%, 02/10/97                                          50,000         50,000
Sacramento, California Municipal Utility District
  Series I/(Bayerische Landesbank Girozentrale LOC)
  3.40%, 01/28/97                                          16,000         16,000
  3.40%, 02/21/97                                          12,424         12,424
San Diego County, Teeter Obligation Tax-Exempt
  Commercial Paper Series B/(IBJ LOC)
  3.55%, 01/10/97                                           7,000          7,000
  3.55%, 01/13/97                                          25,000         25,000
University of California Board of Regents Tax-Exempt
  Commercial Paper Notes Series 1996A/(Multiple Credit
  Enhancements)
  3.45%, 01/17/97                                          10,000         10,000
  3.51%, 01/23/97                                          10,000         10,000
  3.40%, 01/23/97                                          30,000         30,000
  3.50%, 01/24/97                                           6,000          6,000
  3.50%, 02/13/97                                          20,000         20,000
West & Central Basin Financing Authority, California
  West Basin Municipal Water District Tax-Exempt
  Commercial Paper/(Toronto-Dominion Bank LOC)
  3.30%, 02/11/97                                           8,500          8,500
  3.40%, 02/12/97                                          16,000         16,000
  3.35%, 02/12/97                                          19,000         19,000
                                                                         -------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $403,824)                                                         403,824
                                                                         -------
TAX AND REVENUE ANTICIPATION NOTES--15.40%(b)
Acalanes, California Unified High School District Tax
  & Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                           5,700          5,716
Berkeley, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.85%, 07/01/97                                           9,400          9,424

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
California School Cash Reserve Program Authority
  Pooled Tax & Revenue Anticipation Notes Series
  1996-97/(Multiple Credit Enhancements)
  3.85%, 07/02/97                                         $43,970        $44,160
Clovis, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 06/30/97                                          25,400         25,484
Contra Costa County, California Tax & Revenue
  Anticipation Notes Series 1996-97
  4.50%, 07/03/97                                          10,000         10,034
Desert Sands, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/02/97                                           4,500          4,515
Fontana, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.95%, 07/11/97                                          10,000         10,028
Fullerton, California Joint Unified High School
  District Tax & Revenue Anticipation Notes Series
  1996-97
  3.90%, 09/05/97                                           2,365          2,374
Los Angeles County, California Tax & Revenue
  Anticipation Notes Series 1996-97A/(Multiple Credit
  Enhancements)
  3.93%, 06/30/97                                          12,700         12,734
  3.83%, 06/30/97                                           7,700          7,724
  3.52%, 06/30/97                                           9,000          9,040
Los Angeles, California Tax & Revenue Anticipation
  Notes Series 1996-97
  3.85%, 06/19/97                                          35,000         35,101
  3.84%, 06/19/97                                          27,000         27,082
Los Rios, California City & County Development Tax &
  Revenue Anticipation Notes Series 1996-97
  3.95%, 09/19/97                                          12,500         12,547
Oakland, California Unified School District - Alameda
  County Tax & Revenue Anticipation Notes
  3.60%, 10/14/97                                          15,000         15,072
Pleasanton, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                           5,400          5,415
Puerto Rico Commonwealth Tax & Revenue Anticipation
  Notes Series 1
  3.43%, 07/30/97                                          15,000         15,048
Sacramento County, California Tax & Revenue
  Anticipation Notes Series 1996-97
  3.76%, 09/30/97                                             200            201
San Francisco, California City & County Unified School
  District Tax & Revenue Anticipation Notes Series
  1996-97
  3.98%, 07/24/97                                          40,000         40,112

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------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
San Juan, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  4.50%, 09/24/97                                         $30,000       $ 30,116
San Leandro, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.80%, 07/01/97                                           5,000          5,014
Sanger, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.57%, 11/26/97                                           5,000          5,040
Stockton, California Unified School District Tax &
  Revenue Anticipation Notes Series 1996-97
  3.54%, 11/26/97                                          18,000         18,072
Temecula Valley, California Unified School District
  Tax & Revenue Anticipation Notes Series 1996-97
  3.80%, 07/02/97                                           7,000          7,024
                                                                         -------
TOTAL TAX AND REVENUE ANTICIPATION NOTES
 (Cost $357,077)                                                         357,077
                                                                         -------
VARIABLE RATE TENDER OPTION BOND PARTNERSHIPS--2.01%(a) (c)
California State Department of Water Resources Revenue
  Bonds (Central Valley Project) Series J3 Tender
  Option Bond Partnership (BTP-141)/(Bankers Trust
  Tender Option)
  4.25%, 01/07/97                                           5,155          5,155
Los Angeles County, California Transportation
  Commission Sales Tax Revenue Tender Option Bond
  Partnership (BTP-146)/(Bankers Trust Tender Option &
  Escrowed to Maturity with Government Securities)
  4.25%, 01/07/97                                          23,078         23,078
Los Angeles, California Department of Water & Power
  Electric Plant Revenue Refunding Bonds Series 1994
  Tender Option Bond Partnership (BTP-68)/(Automated
  Data Processing, Inc. Tender Option)
  4.25%, 01/07/97                                           5,195          5,195
Metropolitan Water District of Southern California
  Revenue Bonds Tender Option Bond Partnership
  (JPM-32B)/(Morgan Guaranty Trust Tender Option)
  4.15%, 01/02/97                                           3,000          3,000
Metropolitan Water District of Southern California
  Waterworks General Obligation Revenue Refunding
  Bonds Series 1993A-1 & 1993A-2 Tender Option Bond
  Partnership (BTP-115)/(Bankers Trust Tender Option)
  4.30%, 01/07/97                                          10,145         10,145
                                                                         -------
TOTAL VARIABLE RATE TENDER OPTION BOND
  PARTNERSHIPS (Cost $46,573)                                             46,573
                                                                         -------

------------------------------------------------------------------------------

                                                            Par         Value
                                                          -------     ----------
REVENUE BONDS--1.04%(b)
California Health Facilities Financing Authority
  Revenue Bonds (Catholic Health Care) Series 1996A/
  (MBIA Insurance)
  3.75%, 07/01/97                                         $ 4,450        $ 4,477
Los Angeles County, California Public Works Finance
  Authority Lease Refunding Bonds Series 1996A/(MBIA
  Insurance)
  3.88%, 09/01/97                                          10,060         10,101
Northern California Power Agency Public Power Revenue
  Refunding Bonds (Geothermal Project #3) Series
  1996B/(AMBAC Insurance)
  3.62%, 07/01/97                                           6,525          6,567
Sacramento, California Municipal Utility District
  Electric Revenue Bonds Series R/(FGIC Insurance &
  Escrowed to Maturity with Government Securities)
  3.37%, 02/01/97                                           1,000          1,023
Sacramento, California Municipal Utility District
  Electric Revenue Bonds Series S/(FGIC Insurance &
  Escrowed to Maturity with Government Securities)
  3.37%, 02/01/97                                           1,970          2,015
                                                                          ------
TOTAL REVENUE BONDS
  (Cost $24,183)                                                          24,183
                                                                          ------
REVENUE ANTICIPATION NOTES--0.30%(b)
California State Revenue Anticipation Notes Series
  1996A
  3.52%, 06/30/97                                           7,000          7,032
                                                                          ------
TOTAL REVENUE ANTICIPATION NOTES
  (Cost $7,032)                                                            7,032
                                                                          ------
MANDATORY PUT BONDS--0.29%(b)
Redlands, California Revenue Refunding Certificates of
  Participation (Water Treatment Facilities Project)/
  (FGIC Insurance)
   4.00%, 01/07/97                                          6,800          6,800
                                                                          ------
TOTAL MANDATORY PUT BONDS
  (Cost $6,800)                                                            6,800
                                                                          ------
CERTIFICATES OF PARTICIPATION--0.23%(b)
El Camino, California Hospital Revenue Certificates of
  Participation Series 1987A
   3.45%, 09/01/97                                          2,000          2,105

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SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                            Par         Value
                                                          -------     ----------
Sacramento, California Public Finance Authority
  Certificates of Participation Series 1987
  3.50%, 08/01/97                                          $3,075      $   3,229
                                                                       ---------
TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $5,334)                                                             5,334
                                                                       ---------
GENERAL OBLIGATIONS--0.16%(b)
California State General Obligation Bonds Series 1993/
  (AMBAC Insurance)
  3.50%, 04/01/97                                           3,630          3,686
                                                                       ---------
TOTAL GENERAL OBLIGATIONS
 (Cost $3,687)                                                             3,686
                                                                       ---------
TOTAL INVESTMENTS--100%
 (Cost $2,318,941)                                                    $2,318,941
                                                                       =========

See accompanying Notes to Schedules of Investments.

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
VARIABLE RATE OBLIGATIONS--65.49%(a)
Albany, New York Industrial Development Agency
  Adjustable Rate Revenue Bonds (Newkirk Products,
  Inc.) Series 1995A/(Fleet Bank of New York LOC)
  4.30%, 01/07/97                                         $1,000          $1,000
Babylon, New York General Obligation Bonds Series B/
  (Bank of Nova Scotia SBPA & AMBAC Insurance)
  3.90%, 01/07/97                                          5,600           5,600
Babylon, New York Industrial Development Authority
  Revenue Bonds (General Microwave)/(National
  Westminster Bank PLC LOC)
  4.15%, 01/07/97                                          1,500           1,500
Cortland County, New York Industrial Development
  Agency Revenue Bonds (General Signal Corp.
  Project) Series 1983/(Wachovia Bank LOC)
  3.60%, 01/07/97                                          1,750           1,750
Erie County, New York Water Authority Revenue Bonds
  Series 1993B/(IBJ SBPA & AMBAC Insurance)
  3.80%, 01/07/97                                          1,400           1,400
Franklin County, New York Industrial Development
  Agency Revenue Bonds (Kes Chateaugay LP Project)
  Series A/(Bank of Tokyo-Mitsubishi LOC)
  4.05%, 01/07/97                                          3,000           3,000
Geneva, New York Industrial Development Agency Civic
  Facility Revenue Bonds (Colleges of The Seneca)
  Series 1993A/(Sumitomo Bank LOC)
  4.30%, 01/07/97                                          2,410           2,410
Monroe County, New York Industrial Development
  Agency Revenue Bonds (ENBI Corp. Lease Rent
  Project) Series 1988/(ABN-Amro Bank N.V. LOC)
  3.85%, 01/07/97                                          2,000           2,000
New Rochelle, New York Industrial Development
  Authority Revenue Bonds (Charles Sadek Import
  Corp.)/(Bank of New York LOC)
  3.50%, 01/07/97                                          5,500           5,500
New York City, New York Cultural Trust Resources
  Revenue Bonds (American Museum of Natural History)
  Series 1991B/(MBIA Insurance & Credit Suisse SPA)
  3.80%, 01/07/97                                            800             800
New York City, New York General Obligation Bonds
  Series 1993 Subseries B-2B/(Morgan Guaranty Trust
  SBPA)
  4.50%, 01/01/97                                          1,400           1,400
New York City, New York General Obligation Bonds
  Series 1994 Subseries A-9/(Morgan Guaranty Trust
  SBPA)
  4.00%, 01/01/97                                          1,000           1,000

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SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
New York City, New York General Obligation Bonds
  Series 1995B-1 Subseries B-8/(Bayerische
  Landesbank Girozentrale LOC)
  4.05%, 01/07/97                                        $ 3,100         $ 3,100
New York City, New York Housing Development Corp.
  Multi-Family Housing Mortgage Revenue Bonds
  (Columbus Gardens Project) Series 1993A/(Citibank
  LOC)
  3.95%, 01/07/97                                          3,165           3,165
New York City, New York Housing Development Corp.
  Multi-Family Housing Mortgage Revenue Bonds
  (Parkgate Tower Project)/(Citibank LOC)
  3.00%, 01/07/97                                         10,880          10,880
New York City, New York Housing Development Corp.
  Multi-Family Housing Mortgage Revenue Bonds
  (Tribeca Towers Project) Series 1994A/(FNMA
  Collateral Investment Agreement)
  4.05%, 01/07/97                                         12,100          12,100
New York City, New York Housing Development Corp.
  Variable Rate Demand Special Obligation Revenue
  Bonds (East 96th Street Project) Series 1990A/
  (Bank of Tokyo-Mitsubishi LOC)
  4.15%, 01/07/97                                         12,400          12,400
New York City, New York Industrial Development
  Agency Floating Rate Revenue Bonds (White Plains
  Auto)/(Societe Generale LOC)
  2.95%, 01/07/97                                            200             200
New York City, New York Industrial Development
  Agency Revenue Bonds (Brooklyn Navy Yard Co.)
  Series 1995A/(Bank of America LOC)
  4.15%, 01/07/97                                         13,500          13,500
New York City, New York Municipal Water Finance
  Authority Water & Sewer System Revenue Bonds
  Series 1992C/(FGIC Insurance & FGIC SBPA)
  5.00%, 01/01/97                                          1,500           1,500
New York City, New York Municipal Water Finance
  Authority Water & Sewer System Revenue Bonds
  Series 1995A/(FGIC Insurance & FGIC SPA)
  4.70%, 01/01/97                                          1,000           1,000
New York City, New York Trust for Cultural Resources
  Revenue Bonds (Solomon R. Guggenheim Project)
  Series 1990B/(Swiss Bank LOC)
  4.80%, 01/07/97                                            800             800
New York City, New York Various Rate General
  Obligation Bonds Series 1995B Subseries B-10/
  (Union Bank of Switzerland LOC)
  4.05%, 01/07/97                                          7,500           7,500

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
New York State Dormitory Authority Revenue Bonds
  (Cornell University) Series 1990B/(Morgan Guaranty
  Trust LOC)
  4.80%, 01/07/97                                         $  500          $  500
New York State Dormitory Authority Revenue Bonds
  (Masonic Hall Asylum)/(AMBAC Insurance & Credit
  Local de France SBPA)
  3.70%, 01/07/97                                          8,200           8,200
New York State Dormitory Authority Revenue Bonds
  (New York Public Library) Series 1992B/(Canadian
  Imperial Bank of Commerce LOC)
  4.00%, 01/07/97                                          1,500           1,500
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project) Series 1993A/
  (Toronto-Dominion Bank LOC)
  4.05%, 01/07/97                                          2,900           2,900
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project) Series 1993B/
  (Toronto-Dominion Bank LOC)
  4.00%, 01/07/97                                          5,500           5,500
New York State Energy Research & Development
  Authority Electric Facilities Revenue Bonds (Long
  Island Lighting Co. Project) Series 1994A/(Union
  Bank of Switzerland LOC)
  4.00%, 01/07/97                                          2,000           2,000
New York State Energy Research & Development
  Authority Pollution Control Revenue Bonds (Central
  Hudson Gas & Electric Corp. Project) Series 1985A/
  (Morgan Guaranty Trust LOC)
  3.40%, 01/07/97                                         10,000          10,000
New York State Energy Research & Development
  Authority Pollution Control Revenue Bonds (Niagara
  Mohawk Power Project)/(Morgan Guaranty Trust LOC)
  4.75%, 01/01/97                                          2,300           2,300
New York State Energy Research & Development
  Authority Pollution Control Revenue Refunding
  Bonds (Niagara Mohawk Power Project) Series 1985A/
  (Toronto-Dominion Bank LOC)
  4.70%, 01/01/97                                          1,100           1,100
New York State Energy Research & Development
  Authority Pollution Control Revenue Refunding
  Bonds (Orange & Rockland Utilities, Inc. Project)
  Series 1994A/(FGIC Insurance & Societe Generale
  SBPA)
  3.80%, 01/07/97                                         15,400          15,400

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SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
New York State Housing Finance Agency Multi-Family
  Housing Revenue Bonds (Normandie Court II) Series
  1987A/(Bankers Trust LOC)
  4.15%, 01/07/97                                         $4,900          $4,900
New York State Housing Finance Agency Revenue Bonds
  (East 84th Street Project) Series 1995A/(Fleet
  Bank of New York LOC)
  4.15%, 01/07/97                                          5,000           5,000
New York State Housing Finance Agency Revenue Bonds
  (Mount Sinai School of Medicine) Series 1984A/
  (Sanwa Bank LOC)
  3.85%, 01/07/97                                          5,700           5,700
New York State Job Development Authority Special
  Purpose Bonds Series A-1 Thru A-25/(State of New
  York Guaranty & Sumitomo Bank LOC)
  5.00%, 01/07/97                                          2,200           2,200
New York State Local Government Assistance Corp.
  Public Improvement Revenue Bonds Series 1995B/
  (Bank of Nova Scotia LOC)
  4.00%, 01/07/97                                          8,700           8,700
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1993A/(Credit Suisse & Union
  Bank of Switzerland LOC)
  4.00%, 01/07/97                                          4,400           4,400
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1994B/(Credit Suisse & Swiss
  Bank LOC)
  4.00%, 01/07/97                                            400             400
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1995F/(Toronto-Dominion Bank
  LOC)
  4.00%, 01/07/97                                          2,800           2,800
New York State Local Government Assistance Corp.
  Revenue Bonds Series 1995G/(National Westminster
  Bank PLC LOC)
  3.85%, 01/07/97                                          5,500           5,500
New York State Medical Care Facilities Financing
  Agency Revenue Bonds (Pooled Equipment Loan
  Program) Series 1/(Chase Manhattan Bank LOC)
  3.05%, 01/07/97                                          2,200           2,200
Niagara County, New York Industrial Development
  Agency Revenue Bonds (Allegheny Ludlum Steel Co.)
  Series 1984/(PNC Bank LOC)
  4.00%, 01/07/97                                          3,500           3,500
Niagara Falls, New York Bridge Commission Revenue
  Bonds Series 1993A/(FGIC Insurance & IBJ SBPA)
  3.70%, 01/07/97                                          6,400           6,400

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
Puerto Rico Government Development Bank Revenue
  Refunding Bonds Series 1985/(Credit Suisse LOC)
  3.75%, 01/07/97                                         $5,000        $  5,000
Schenectady, New York Industrial Development Agency
  Revenue Bonds (Fortitech Holding Corp. Project)
  Series A/(Fleet Bank of New York LOC)
  4.30%, 01/07/97                                          1,500           1,500
St. Lawrence County, New York Industrial Development
  Agency Environmental Improvement Revenue Bonds
  (Reynolds Metals Project) Series 1995/(Royal Bank
  of Canada LOC)
  4.00%, 01/07/97                                          4,000           4,000
Town of Islip, New York Industrial Development
  Revenue Bonds-MAGU Realty (Creative Bath
  Products)/(Chase Manhattan Bank LOC)
  4.00%, 01/07/97                                          3,990           3,990
Triborough Bridge & Tunnel Authority, New York
  Special Obligation Bridge Revenue Bonds Series
  1994/(FGIC Insurance & FGIC SPA)
  3.95%, 01/07/97                                          9,000           9,000
Yonkers, New York Industrial Development Agency
  Civic Facilities Revenue Bonds (Consumers Union
  Facility Project) Series 1989/(IBJ LOC)
  4.10%, 01/07/97                                          1,500           1,500
Yonkers, New York Industrial Development Agency
  Civic Facilities Revenue Bonds (Consumers Union
  Facility Project) Series 1991/(IBJ LOC)
  4.10%, 01/07/97                                            700             700
                                                                         -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $220,296)                                                         220,295
                                                                         -------
BOND ANTICIPATION NOTES--9.36%(b)
Broome County, New York Bond Anticipation Notes
  Series 1996-97
  3.75%, 04/18/97                                          7,500           7,508
Dutchess County, New York Bond Anticipation Notes
  Series 1996B
  3.15%, 02/28/97                                          2,300           2,301
Monroe County, New York Bond Anticipation Notes
  Series 1996-97
  3.65%, 06/06/97                                          7,560           7,586

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
Rochester, New York General Obligation Bond
  Anticipation Notes Series 1996-97
  3.76%, 10/30/97                                        $14,000         $14,083
                                                                          ------
TOTAL BOND ANTICIPATION NOTES
 (Cost $31,478)                                                           31,478
                                                                          ------
TAX ANTICIPATION NOTES--7.06%(b)
Central Islip, New York Union Free School District
  Tax Anticipation Notes Series 1996-97
  4.05%, 06/30/97                                          7,000           7,015
New York City, New York Tax Anticipation Notes
  Series 1996A
  3.63%, 02/12/97                                          1,000           1,001
  3.40%, 02/12/97                                          3,700           3,704
Plainview-Old Bethpage, New York College School
  District Tax Anticipation Notes Series 1996-97
  4.00%, 06/30/97                                          7,000           7,017
Suffolk County, New York Tax Anticipation Notes/
  (National Westminster Bank PLC & Westdeutsche
  Landesbanken LOC)
  3.95%, 09/11/97                                          5,000           5,018
                                                                          ------
TOTAL TAX ANTICIPATION NOTES
 (Cost $23,755)                                                           23,755
                                                                          ------
REVENUE ANTICIPATION NOTES -- 4.74%(b)
Erie County, New York Revenue Anticipation Notes
  Series 1996A/(Union Bank of Switzerland LOC)
  3.60%, 04/17/97                                          2,500           2,505
Rockland County, New York Revenue Anticipation Notes
  Series 1996
  3.95%, 05/16/97                                          3,400           3,403
  3.73%, 05/16/97                                         10,000          10,018
                                                                          ------
TOTAL REVENUE ANTICIPATION NOTES
 (Cost $15,926)                                                           15,926
                                                                          ------
TAX-EXEMPT COMMERCIAL PAPER--3.54%(b)
New York City, New York General Obligation
  Commerical Paper Fiscal 94 Series H Subseries H-3
  3.55%, 02/19/97                                          1,500           1,500

------------------------------------------------------------------------------

                                                          Par           Value
                                                        --------     -----------
New York City, New York Municipal Water Finance
  Authority Tax-Exempt Commercial Paper/ (Credit
  Suisse LOC)
  3.70%, 01/15/97                                         $8,400         $ 8,400
New York State Power Authority Tax-Exempt Commercial
  Paper
  3.40%, 02/06/97                                          2,000           2,000
                                                                          ------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $11,900)                                                           11,900
                                                                          ------
GENERAL OBLIGATIONS--2.74%(b)
Albany, New York Unlimited General Obligation Bonds
  Series 1993/(AMBAC Insurance)
  3.40%, 01/15/97                                          1,150           1,150
Monroe County, New York Unlimitied Tax Public
  Improvement General Obligation Bonds
  3.54%, 03/01/97                                          7,540           7,552
Williamsville, New York Consolidated School District
  Unlimited General Obligation Bonds/(FSA Insurance)
  3.70%, 05/01/97                                            500             503
                                                                          ------
TOTAL GENERAL OBLIGATIONS
 (Cost $9,205)                                                             9,205
                                                                          ------
VARIABLE RATE TENDER OPTION BOND PARTNERSHIPS--1.60%(a)(c)
New York State Dormitory Authority Revenue Bonds
  (New York University) Tender Option Bond
  Partnership (BTP-26)/(Automated Data Processing,Inc.
  Tender Option & MBIA Insurance)
  4.26%, 01/07/97                                          5,375           5,375
                                                                          ------
TOTAL VARIABLE RATE TENDER OPTION
 BOND PARTNERSHIPS
 (Cost $5,375)                                                             5,375
                                                                          ------
TAX AND REVENUE ANTICIPATION NOTES--1.49%(b)
Puerto Rico Commonwealth Tax & Revenue Anticipation
  Notes Series 1
  3.43%, 07/30/97                                          5,000           5,016
                                                                         -------
TOTAL TAX AND REVENUE ANTICIPATION NOTES
 (Cost $5,016)                                                             5,016
                                                                         -------

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1996

                                                          Par           Value
                                                        --------     -----------
MANDATORY PUT BONDS--1.49%(b)
New York State Energy Research & Development
  Agency Pollution Control Revenue Bonds
  (Long Island Lighting Co. Project) Series 1985B/
  (Deutsche Bank LOC)
  3.25%, 03/01/97                                         $5,000        $  5,000
                                                                         -------
TOTAL MANDATORY PUT BONDS
  (Cost $5,000)                                                            5,000
                                                                         -------
VARIABLE RATE TENDER OPTION BONDS--1.31%(a)
New York City, New York General Obligation Bonds
  (Citi-1i)/(AMBAC Insurance, Escrowed to Maturity
  with Government Securities & Citibank Tender
  Option)
  4.35%, 01/07/97                                          4,400           4,400
                                                                         -------
TOTAL VARIABLE RATE TENDER OPTION BONDS
 (Cost $4,400)                                                             4,400
                                                                         -------
REVENUE BONDS--1.18%(b)
New York State Dormitory Authority Revenue Bonds
  Series A (City University)/(Escrowed to Maturity
  with Government Securities)
  3.55%, 07/01/97                                          1,800           1,877
New York State Medical Care Facilities Financing
  Agency Revenue Bonds/(Escrowed to Maturity with
  Government Securities)
  3.40%, 08/15/97                                          2,000           2,105
                                                                         -------
TOTAL REVENUE BONDS
 (Cost $3,981)                                                             3,982
                                                                         -------
TOTAL INVESTMENTS--100%
 (Cost $336,332)                                                        $336,332
                                                                         =======

------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 1996

For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates as of the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(b) Interest rates represent effective yield to put or call date at time of purchase.

(c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are sold to institutional investors, such as the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund. Any resale by the Funds must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1996, the aggregate values of private placement securities held by the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund were $133,276,000, $46,573,000 and $5,375,000, respectively, which represented 2.98%, 2.00% and 1.59%, respectively, of the net assets of each Fund. All of these private placement investments were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 1996

    Abbreviations
    -------------
    AMBAC              AMBAC Indemnity Corporation
    FGIC               Financial Guaranty Insurance Company
    FHLB               Federal Home Loan Bank
    FNB                First National Bank
    FNMA               Federal National Mortgage Association
    FSA                Financial Security Assurance
    IBJ                Industrial Bank of Japan
    LOC                Letter of Credit
    MBIA               Municipal Bond Investors Assurance
                         Corporation
    N.R.U.-C.F.C.      National Rural Utilities Cooperative
                         Financing Corporation
    SBPA               Standby Purchase Agreement
    SLMA               Student Loan Marketing Association
    SPA                Securities Purchase Agreement

See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1996

                                                            Schwab       Schwab
                                              Schwab      California    New York
                                            Municipal     Municipal     Municipal
                                              Money         Money         Money
                                              Fund          Fund          Fund
                                            ----------    ----------    ---------
ASSETS
Investments, at value (Cost: $4,653,310,
  $2,318,941 and $336,332, respectively)    $4,653,310    $2,318,941    $336,332
Cash                                               170           123          31
Interest receivable                             29,665        16,039       2,630
Receivable for Fund shares sold                  9,889         3,866       1,107
Receivable from adviser                             --            --           1
Deferred organization costs                         --            --          18
Prepaid expenses                                   159            35          34
                                             ---------     ---------     -------
    Total assets                             4,693,193     2,339,004     340,153
                                             ---------     ---------    --------
LIABILITIES
Payable for:
  Dividends                                     16,779         8,503       1,191
  Investments purchased                        194,494         1,300          --
  Fund shares redeemed                           3,931         5,065       1,545
  Investment advisory and administration
    fee                                            154            75          11
  Transfer agency and shareholder service
    fees                                           283           140          22
  Other                                            553           323          89
                                             ---------     ---------    --------
    Total liabilities                          216,194        15,406       2,858
                                             ---------     ---------    --------
Net assets applicable to outstanding
  shares                                    $4,476,999    $2,323,598    $337,295
                                             =========     =========    ========
NET ASSETS CONSIST OF:
  Paid-in-capital                           $4,479,324    $2,324,330    $337,310
  Accumulated net realized loss on
    investments sold                            (2,325)         (732)        (15)
                                             ---------     ---------    --------
                                            $4,476,999    $2,323,598    $337,295
                                             =========     =========    ========
PRICING OF SHARES
  $0.00001 par value (unlimited shares
    authorized)
    Outstanding Sweep Shares                 3,871,203     1,816,835     270,625
    Outstanding Value Advantage Shares         608,121       507,495      66,685
                                             ---------     ---------    --------
                                             4,479,324     2,324,330     337,310
  Net asset value, offering and
    redemption price per each Sweep and
    Value Advantage Share                        $1.00         $1.00       $1.00

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Year ended December 31, 1996

                                                          Schwab       Schwab
                                             Schwab      California   New York
                                            Municipal    Municipal    Municipal
                                              Money        Money        Money
                                              Fund         Fund         Fund
                                            ---------    ---------    ---------
Interest income                             $142,454      $67,219       $9,105
                                            ---------    --------      -------
Expenses:
  Investment advisory and administration
    fee                                       16,768        8,556        1,231
  Transfer agency and shareholder service
    fees:
      Sweep Shares                            16,364        7,477        1,053
      Value Advantage Shares                     952          762           84
  Custodian fees                                 447          308          165
  Registration fees                              549          281          108
  Professional fees                               83           59           35
  Shareholder reports                            248          121           68
  Trustees' fees                                  22           13            7
  Amortization of deferred organization
    costs                                         --           --            6
  Insurance and other expenses                    76           36            6
                                            ---------    --------      -------
                                              35,509       17,613        2,763
Less: expenses reduced and absorbed
 (see Note 4)                                 (9,796)      (5,441)        (997)
                                            ---------    --------      -------
  Total expenses incurred by Fund             25,713       12,172        1,766
                                            ---------    --------      -------
Net investment income                        116,741       55,047        7,339
Net realized loss on investments sold           (477)         (68)          (9)
                                            ---------    --------      -------
Increase in net assets resulting from
  operations                                $116,264      $54,979        $7,330
                                            =========    ========      =======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                            Schwab                  Schwab
                                 Schwab                   California               New York
                                Municipal                 Municipal               Municipal
                               Money Fund                 Money Fund              Money Fund
                        -------------------------  ------------------------  --------------------
                                                 Year ended December 31,
                            1996         1995         1996         1995        1996       1995*
                        ------------  -----------  -----------  -----------  ---------  ---------
Operations:
 Net investment income  $    116,741  $   105,737  $    55,047  $    45,734  $   7,339  $   5,167
 Net realized gain
   (loss) on
   investments sold             (477)         (21)         (68)           8         (9)        (6)
                        ------------  -----------  -----------  -----------  ---------  ---------
 Increase in net assets
   resulting from
   operations                116,264      105,716       54,979       45,742      7,330      5,161
                        ------------  -----------  -----------  -----------  ---------  ---------
Dividends to
 shareholders from net
 investment income:
   Sweep Shares             (104,911)    (104,288)     (45,951)     (45,302)    (6,338)    (5,046)
   Value Advantage
     Shares                  (11,830)      (1,449)      (9,096)        (432)    (1,001)      (121)
                        ------------  -----------  -----------  -----------  ---------  ---------
 Total dividends to
   shareholders             (116,741)    (105,737)     (55,047)     (45,734)    (7,339)    (5,167)
                        ------------  -----------  -----------  -----------  ---------  ---------
Capital share
 transactions (at $1.00
 per share):
 Proceeds from shares
   sold                   13,705,095   10,148,323    6,230,933    4,383,313    979,381    692,976
 Net asset value of
   shares issued in
   reinvestment of
   dividends                 112,199      100,567       52,112       43,226      6,854      4,181
 Less payments for
   shares redeemed       (12,904,337)  (9,700,301)  (5,645,082)  (4,034,727)  (868,937)  (477,145)
                        ------------  -----------  -----------  -----------  ---------  ---------
 Increase in net assets
   from capital share
   transactions              912,957      548,589      637,963      391,812    117,298    220,012
                        ------------  -----------  -----------  -----------  ---------  ---------
Total increase in net
 assets                      912,480      548,568      637,895      391,820    117,289    220,006
Net assets:
 Beginning of period       3,564,519    3,015,951    1,685,703    1,293,883    220,006         --
                        ------------  -----------  -----------  -----------  ---------  ---------
 End of period          $  4,476,999  $ 3,564,519  $ 2,323,598  $ 1,685,703  $ 337,295  $ 220,006
                        ============  ===========  ===========  ===========  =========  =========

---------------

* Period from February 27, 1995 (commencement of operations) to December 31,
  1995.
See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

1. DESCRIPTION OF THE FUND

The Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund (the "Funds"), formerly known as the Schwab Tax-Exempt Money Fund, Schwab California Tax-Exempt Money Fund, and Schwab New York Tax-Exempt Money Fund, respectively, are series of The Charles Schwab Family of Funds (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

The Funds offer multiple classes of shares -- the Sweep Shares ("Sweep Shares") and Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the respective Fund and are substantially the same in all respects, except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the three Funds described above, the Trust also offers - the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions, interest income and realized gains (losses) -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is accrued daily and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses)

------------------------------------------------------------------------------

are allocated daily to each class of shares of a Fund based on the value of settled shares outstanding of each respective class.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Funds' commencement of operations.

Dividends to shareholders -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by a Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of a Fund are allocated daily to each class of that Fund based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific, are calculated daily at the class level.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.46% of the first $1 billion of average daily net assets, 0.41% of the next $1 billion and 0.40% of such assets in excess of $2 billion. The Investment Manager has reduced a portion of its fee for the year ended December 31, 1996 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

& Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.45% and 0.25% of each Fund's average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. Schwab has reduced a portion of its fees for the year ended December 31, 1996 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund incurred fees aggregating $42,000, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit each Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1996, the total of such fees reduced and absorbed by the Investment Manager were $8,734,000, $4,819,000 and $713,000 for the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, respectively, and the total of such fees reduced by Schwab were $1,062,000, $622,000 and $284,000 for the Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the year ended December 31, 1996, were as follows (in thousands):

                                                 Schwab        Schwab
                                   Schwab      California     New York
                                 Municipal     Municipal     Municipal
                                 Money Fund    Money Fund    Money Fund
                                 ----------    ----------    ----------
Purchases                        $9,595,595    $4,771,910     $569,110
Proceeds of sales and maturities $8,526,966    $4,127,124     $451,579

------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Each Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares (at $1.00 per share) were as follows for the year ended December 31, 1996 and for the period ended December 31, 1995, (in thousands):

                                                                           Schwab                  Schwab
                                                Schwab                   California               New York
                                               Municipal                 Municipal               Municipal
                                              Money Fund                 Money Fund              Money Fund
                                       -------------------------  ------------------------  --------------------
                                           1996        1995(1)       1996        1995(2)      1996      1995(3)
                                       ------------  -----------  -----------  -----------  ---------  ---------
Proceeds from shares sold:
  Sweep Shares                         $ 12,710,212  $ 9,911,852  $ 5,448,674  $ 4,257,465  $ 868,824  $ 671,692
  Value Advantage Shares                    994,883      236,471      782,259      125,848    110,557     21,284
                                        -----------  -----------  -----------    ---------  ---------  ---------
   Total                                 13,705,095   10,148,323    6,230,933    4,383,313    979,381    692,976
Net asset value of shares issued in
 reinvestment of dividends:
  Sweep Shares                              102,508       99,813       44,907       43,152      6,081      4,126
  Value Advantage Shares                      9,691          754        7,205           74        773         55
                                        -----------  -----------  -----------    ---------  ---------  ---------
   Total                                    112,199      100,567       52,112       43,226      6,854      4,181
Less payments for shares redeemed:
  Sweep Shares                          (12,347,201)  (9,623,759)  (5,255,105)  (4,016,813)  (809,149)  (470,949)
  Value Advantage Shares                   (557,136)     (76,542)    (389,977)     (17,914)   (59,788)    (6,196)
                                        -----------  -----------  -----------    ---------  ---------  ---------
   Total                                (12,904,337)  (9,700,301)  (5,645,082)  (4,034,727)  (868,937)  (477,145)
Total increase in net assets from
 capital share transactions            $    912,957  $   548,589  $   637,963  $   391,812  $ 117,298  $ 220,012
                                        ===========  ===========  ===========    =========  =========  =========

---------------

(1) The Value Advantage Shares commenced operations on July 7, 1995.

(2) The Value Advantage Shares commenced operations on October 3, 1995.

(3) The Sweep Shares commenced operations on February 27, 1995 and the Value Advantage Shares commenced operations on July 7, 1995.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

7. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                              Schwab Municipal Money Fund-Sweep Shares
                                          -----------------------------------------------
                                                      Year ended December 31,
                                      1996         1995         1994         1993         1992
                                   ----------   ----------   ----------   ----------   ----------
Net asset value at beginning of
 period                            $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Income from investment operations
---------------------------------
 Net investment income                   0.03         0.03         0.02         0.02         0.03
 Net realized and unrealized gain
   (loss) on investments                   --           --           --           --           --
                                   ----------   ----------   ----------   ----------   ----------
   Total from investment
     operations                          0.03         0.03         0.02         0.02         0.03
Less distributions
------------------
 Dividends from net investment
   income                               (0.03)       (0.03)       (0.02)       (0.02)       (0.03)
 Distributions from realized gain
   on investments                          --           --           --           --           --
                                   ----------   ----------   ----------   ----------   ----------
   Total distributions                  (0.03)       (0.03)       (0.02)       (0.02)       (0.03)
                                   ----------   ----------   ----------   ----------   ----------
Net asset value at end of period   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                   ==========   ==========   ==========   ==========   ==========
Total return                             2.92%        3.30%        2.32%        1.93%        2.49%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)  $3,868,919   $3,403,837   $3,015,951   $2,423,317   $1,744,903
 Ratio of expenses to average net
   assets+                               0.66%        0.66%        0.65%        0.63%        0.63%
 Ratio of net investment income to
   average net assets+                   2.89%        3.25%        2.31%        1.92%        2.45%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average
     net assets                          0.90%        0.91%        0.91%        0.93%        0.94%
   Ratio of net investment income
     to average net assets               2.65%        3.00%        2.05%        1.62%        2.14%

------------------------------------------------------------------------------

                                                                          Schwab
                                                                   Municipal Money Fund
                                                                  Value Advantage Shares
                                                                ---------------------------
                                                                 Year ended    Period ended
                                                                December 31,   December 31,
                                                                    1996         1995(1)
                                                                ------------   ------------
Net asset value at beginning of period                            $   1.00       $   1.00
Income from investment operations
---------------------------------
 Net investment income                                                0.03           0.02
 Net realized and unrealized gain (loss) on investments                 --             --
                                                                  --------       --------
   Total from investment operations                                   0.03           0.02
Less distributions
------------------
 Dividends from net investment income                                 (.03)         (0.02)
 Distributions from realized gain on investments                        --             --
                                                                  --------       --------
   Total distributions                                                (.03)         (0.02)
                                                                  --------       --------
Net asset value at end of period                                  $   1.00       $   1.00
                                                                  ========       ========
Total return (not annualized)                                         3.14%          1.68%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                                 $608,080       $160,682
 Ratio of expenses to average net assets+                             0.45%          0.45%*
 Ratio of net investment income to average net assets+                3.10%          3.50%*

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets                            0.75%          0.95%*
   Ratio of net investment income to average net assets               2.80%          3.00%*

(1) Period from July 7, 1995 (commencement of operations) to December 31, 1995.

 * Annualized

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

7. FINANCIAL HIGHLIGHTS (continued)

                                        Schwab California Municipal Money Fund-Sweep Shares
                                    ------------------------------------------------------------
                                                      Year ended December 31,
                                       1996         1995         1994         1993        1992
                                    ----------   ----------   ----------   ----------   --------
Net asset value at beginning of
 period                             $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
Income from investment operations
---------------------------------
  Net investment income                   0.03         0.03         0.02         0.02       0.02
  Net realized and unrealized gain
    (loss) on investments                   --           --           --           --         --
                                    ----------   ----------   ----------   ----------   --------
   Total from investment operations       0.03         0.03         0.02         0.02       0.02
Less distributions
------------------
  Dividends from net investment
    income                               (0.03)       (0.03)       (0.02)       (0.02)     (0.02)
  Distributions from realized gain
    on investments                          --           --           --           --         --
                                    ----------   ----------   ----------   ----------   --------
   Total distributions                   (0.03)       (0.03)       (0.02)       (0.02)     (0.02)
                                    ----------   ----------   ----------   ----------   --------
Net asset value at end of period    $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
                                    ==========   ==========   ==========   ==========   ========
Total return                              2.80%        3.20%        2.26%        1.91%      2.35%
------------
Ratios/Supplemental data
------------------------
  Net assets, end of period (000s)  $1,816,112   $1,577,695   $1,293,883   $1,062,042   $691,176
  Ratio of expenses to average net
    assets+                               0.65%        0.65%        0.64%        0.63%      0.63%
  Ratio of net investment income to
    average net assets+                   2.77%        3.15%        2.25%        1.89%      2.31%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to
     average net assets                   0.92%        0.94%        0.94%        0.96%      0.97%
   Ratio of net investment income
     to average net assets                2.50%        2.86%        1.95%        1.56%      1.97%

------------------------------------------------------------------------------

                                                               Schwab California Municipal
                                                                       Money Fund
                                                                 Value Advantage Shares
                                                              -----------------------------
                                                               Year ended      Period ended
                                                              December 31,     December 31,
                                                                  1996           1995(1)
                                                              ------------     ------------
Net asset value at beginning of period                          $   1.00         $   1.00
Income from investment operations
---------------------------------
  Net investment income                                             0.03             0.01
  Net realized and unrealized gain (loss) on investments              --               --
                                                                --------         --------
   Total from investment operations                                 0.03             0.01
Less distributions
------------------
  Dividends from net investment income                             (0.03)           (0.01)
  Distributions from realized gain on investments                     --               --
                                                                --------         --------
    Total distributions                                            (0.03)           (0.01)
                                                                --------         --------
Net asset value at end of period                                $   1.00         $   1.00
                                                                ========         ========
Total return (not annualized)                                       3.01%            0.84%
------------
Ratios/Supplemental data
------------------------
  Net assets, end of period (000s)                              $507,486         $108,008
  Ratio of expenses to average net assets+                          0.45%            0.45%*
  Ratio of net investment income to average net assets+             2.98%            3.48%*

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average net assets                          0.77%            1.04%*
   Ratio of net investment income to average net assets             2.66%            2.89%*

(1) Period from October 3, 1995 (commencement of operations) to December 31,
    1995.

 * Annualized

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended December 31, 1996

7. FINANCIAL HIGHLIGHTS (continued)

                                                   New York Municipal Money Fund
                                              Sweep Shares           Value Advantage Shares
                                       --------------------------  --------------------------
                                           Year         Period         Year         Period
                                          ended         ended         ended         ended
                                       December 31,  December 31,  December 31,  December 31,
                                           1996        1995(1)         1996        1995(2)
                                       ------------  ------------  ------------  ------------
Net asset value at beginning of period   $   1.00      $   1.00      $   1.00      $   1.00
Income from investment operations
---------------------------------
 Net investment income                       0.03          0.03          0.03          0.02
 Net realized and unrealized gain
   (loss) on investments                       --            --            --            --
                                         --------      --------       -------       -------
 Total from investment operations            0.03          0.03          0.03          0.02
Less distributions
------------------
 Dividends from net investment income       (0.03)        (0.03)        (0.03)        (0.02)
 Distributions from realized gain on
   investments                                 --            --            --            --
                                         --------      --------       -------       -------
 Total distributions                        (0.03)        (0.03)        (0.03)        (0.02)
                                         --------      --------       -------       -------
Net asset value at end of period         $   1.00      $   1.00      $   1.00      $   1.00
                                         ========      ========       =======       =======
Total return (not annualized)                2.74%         2.75%         2.99%         1.62%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)        $270,612      $204,863      $ 66,683      $ 15,143
   Ratio of expenses to average net
     assets+                                 0.69%         0.63%*        0.45%         0.45%*
   Ratio of net investment income to
     average net assets+                     2.71%         3.20%*        2.98%         3.42%*

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net
    assets                                   1.04%         1.04%*        1.01%         1.81%*
  Ratio of net investment income to
    average net assets                       2.36%         2.79%*        2.42%         2.06%*

(1) Period from February 27, 1995 (commencement of operations) to December 31, 1995.

(2)  Period from July 7, 1995 (commencement of operations) to December 31, 1995.

*  Annualized

------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of the Schwab Municipal Money Fund,
Schwab California Municipal Money Fund,
and Schwab New York Municipal Money Fund
(Formerly known as Schwab Tax-Exempt Money Fund,
Schwab California Tax-Exempt Money Fund, and Schwab New York Tax-Exempt Money Fund)

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Municipal Money Fund, Schwab California Municipal Money Fund, and Schwab New York Municipal Money Fund (three series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1997

SCHWAB MUNICIPAL MONEY FUND
(Formerly Schwab Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PROXY VOTING RESULTS

A special meeting of the shareholders of Schwab Municipal Money Fund Sweep and Value Advantage Shares was held on December 16, 1996. The results of votes taken among shareholders on proposals before them are listed below.

PROPOSAL 1

Election of Trustees.

                                       Number of            Number of
                                    Shares Voted For     Shares Withheld
                                    ----------------     ---------------
Charles R. Schwab                     2,177,586,545         68,868,932
Donald F. Dorward                     2,175,977,763         70,477,714
Robert G. Holmes                      2,176,986,628         69,468,849
William J. Klipp                      2,177,033,619         69,421,858
Timothy F. McCarthy                   2,178,397,232         68,058,245
Donald R. Stephens                    2,178,457,737         67,997,740
Michael W. Wilsey                     2,177,900,523         68,554,954

PROPOSAL 2

To approve amending the Fund's investment policy concerning Alternative Minimum Tax (AMT) investments.

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,882,452,437                   83.80%
Against                          210,979,970                    9.39%
Abstain                          153,023,066                    6.81%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

PROPOSAL 3.1

To approve changes to restrictions regarding borrowing and lending.

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,856,614,183                   82.65%
Against                          243,842,343                   10.85%
Abstain                          145,998,947                    6.50%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

------------------------------------------------------------------------------

PROPOSAL 3.2

To approve changes to restrictions regarding issuance of senior securities.

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,858,198,226                   82.72%
Against                          241,828,457                   10.76%
Abstain                          146,428,790                    6.52%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

PROPOSAL 3.3

To approve change in restriction regarding compliance with the diversification requirements of the 1940 Act.

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,871,120,255                   83.29%
Against                          227,582,153                   10.13%
Abstain                          147,753,065                    6.58%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

PROPOSAL 3.4

To approve change in restriction regarding investment in Industrial Development Revenue Bonds issued by "unseasoned issuers".

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,851,480,835                   82.42%
Against                          248,281,611                   11.05%
Abstain                          146,693,027                    6.53%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

PROPOSAL 3.5

To approve change in restriction regarding investment in "restricted securities".

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,856,080,332                   82.62%
Against                          243,484,598                   10.84%
Abstain                          146,890,543                    6.54%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

SCHWAB MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
PROXY VOTING RESULTS (CONTINUED)

PROPOSAL 3.6

To approve change in restriction regarding investment in shares of other investment companies.

                             # of Shares Voted         % of Shares Voted
                           ---------------------     ---------------------
For                            1,867,452,496                   83.13%
Against                          232,233,285                   10.34%
Abstain                          146,769,692                    6.53%
                           ------------------          --------------
     TOTAL                     2,246,455,473                  100.00%
                           ==================          ==============

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
(Formerly Schwab California Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PROXY VOTING RESULTS

A special meeting of the shareholders of Schwab California Municipal Money Fund Sweep and Value Advantage Shares was held on December 16, 1996. The results of votes taken among shareholders on proposals before them are listed below.

PROPOSAL 1

Election of Trustees.

                               Number of Shares     Number of Shares
                                  Voted For             Withheld
                               ----------------     ----------------
Charles R. Schwab                1,117,833,856        24,774,762
Donald F. Dorward                1,115,917,801        26,690,817
Robert G. Holmes                 1,117,695,234        24,913,384
William J. Klipp                 1,117,376,286        25,232,332
Timothy F. McCarthy              1,118,021,341        24,587,277
Donald R. Stephens               1,116,076,117        26,532,501
Michael W. Wilsey                1,117,525,654        25,082,964

PROPOSAL 2

To approve amending the Fund's investment policy concerning Alternative Minimum Tax (AMT) investments.

                              # of Shares Voted     % of Shares Voted
                              -----------------     -----------------
For                                951,118,434            83.64%
Against                            115,120,734            10.12%
Abstain                             70,985,232             6.24%
                               ---------------      -------------
  TOTAL                          1,137,224,400           100.00%
                               ===============      =============

PROPOSAL 3.1

To approve changes to restrictions regarding borrowing and lending.

                            # of Shares Voted     % of Shares Voted
                            -----------------     -----------------
For                                959,573,172            84.38%
Against                            113,925,393            10.02%
Abstain                             63,725,835             5.60%
                               ---------------      -------------
  TOTAL                          1,137,224,400           100.00%
                               ===============      =============

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
PROXY VOTING RESULTS (CONTINUED)

PROPOSAL 3.2

To approve changes to restrictions regarding issuance of senior securities.

                             # of Shares Voted     % of Shares Voted
                             -----------------     -----------------
For                                959,107,955            84.34%
Against                            113,986,177            10.02%
Abstain                             64,130,268             5.64%
                               ---------------      -------------
  TOTAL                          1,137,224,400           100.00%
                               ===============      =============

PROPOSAL 3.3

To approve change in restriction regarding compliance with the diversification requirements of the 1940 Act.

                             # of Shares Voted     % of Shares Voted
                             -----------------     -----------------
For                                961,380,055            84.54%
Against                            112,774,393             9.92%
Abstain                             63,069,952             5.54%
                               ---------------      -------------
  TOTAL                          1,137,224,400           100.00%
                               ===============      =============

PROPOSAL 3.4

To approve change in restriction regarding investment in Industrial Development Revenue Bonds issued by "unseasoned issuers".

                             # of Shares Voted     % of Shares Voted
                             -----------------     -----------------
For                                951,593,068            83.68%
Against                            122,342,136            10.76%
Abstain                             63,289,196             5.56%
                               ---------------      -------------
  TOTAL                          1,137,224,400           100.00%
                               ===============      =============

PROPOSAL 3.5

To approve change in restriction regarding investment in "restricted securities".

                             # of Shares Voted     % of Shares Voted
                             -----------------     -----------------
For                                951,477,529            83.67%
Against                            122,266,670            10.75%
Abstain                             63,480,201             5.58%
                               ---------------      -------------
  TOTAL                          1,137,224,400           100.00%
                               ===============      =============

------------------------------------------------------------------------------

PROPOSAL 3.6

To approve change in restriction regarding investment in shares of other investment companies.

                             # of Shares Voted     % of Shares Voted
                             -----------------     -----------------
For                                958,478,343            84.28%
Against                            115,602,114            10.17%
Abstain                             63,143,943             5.55%
                               ---------------      -------------
  TOTAL                          1,137,224,400           100.00%
                               ===============      =============

SCHWAB NEW YORK MUNICIPAL MONEY FUND
(Formerly Schwab New York Tax-Exempt Money Fund)
------------------------------------------------------------------------------
PROXY VOTING RESULTS

A special meeting of the shareholders of Schwab New York Municipal Money Fund Sweep and Value Advantage Shares was held on December 16, 1996. The results of votes taken among the shareholders on proposals before them are listed below.

PROPOSAL 1

Election of Trustees.

                                Number of Shares        Number of Shares
                                   Voted For                Withheld
                             ----------------------     ----------------
Charles R. Schwab                  143,348,721              5,043,463
Donald F. Dorward                  143,532,424              4,859,760
Robert G. Holmes                   143,550,667              4,841,517
William J. Klipp                   143,527,494              4,864,690
Timothy F. McCarthy                143,580,313              4,811,871
Donald R. Stephens                 143,440,094              4,952,090
Michael W. Wilsey                  143,565,782              4,826,402

PROPOSAL 2

To approve amending the Fund's investment policy concerning Alternative Minimum Tax (AMT) investments.

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               117,842,559                79.41%
Against                            18,185,613                12.26%
Abstain                            12,364,011                 8.33%
                               --------------        -------------
     TOTAL                        148,392,183               100.00%
                               ==============        =============

PROPOSAL 3.1

To approve changes to restrictions regarding borrowing and lending.

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               119,758,417                80.70%
Against                            17,595,997                11.86%
Abstain                            11,037,769                 7.44%
                               --------------         ------------
     TOTAL                        148,392,183               100.00%
                               ==============         ============

------------------------------------------------------------------------------

PROPOSAL 3.2

To approve changes to restrictions regarding issuance of senior securities.

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               119,425,228                80.48%
Against                            17,748,733                11.96%
Abstain                            11,218,222                 7.56%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

PROPOSAL 3.3

To approve change in restriction regarding compliance with the diversification requirements of the 1940 Act.

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               120,715,980                81.35%
Against                            16,628,460                11.21%
Abstain                            11,047,743                 7.44%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

PROPOSAL 3.4

To approve change in restriction regarding investment in Industrial Development Revenue Bonds issued by "unseasoned issuers".

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               119,144,669                80.29%
Against                            18,196,349                12.26%
Abstain                            11,051,165                 7.45%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

PROPOSAL 3.5

To approve change in restriction regarding investment in "restricted securities".

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               119,550,717                80.56%
Against                            17,572,817                11.84%
Abstain                            11,268,649                 7.60%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

SCHWAB NEW YORK MUNICIPAL MONEY FUND
------------------------------------------------------------------------------
PROXY VOTING RESULTS (CONTINUED)

PROPOSAL 3.6

To approve change in restriction regarding investment in shares of other investment companies.

                               # of Shares Voted      % of Shares Voted
                               -----------------     --------------------
For                               120,044,066                80.90%
Against                            17,072,338                11.50%
Abstain                            11,275,779                 7.60%
                               --------------               ------
     TOTAL                        148,392,183               100.00%
                               ==============               ======

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              A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
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                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with
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Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the
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Each prospectus provides more complete information, including charges and
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This report must be preceded or accompanied by a current prospectus.

* Investments in money market funds are neither insured nor guaranteed by the
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  maintain a stable share price of $1.

SCHWABFUNDS                                           ==============
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INVESTMENT ADVISOR
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DISTRIBUTOR
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